Schedule of Investments (unaudited)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust 2025-1, 3.96%, 03/15/30	$1,500	$1,503,977
American Express Credit Account Master Trust
5.15%, 09/16/30	1,000	1,032,593
4.65%, 07/15/29	1,110	1,124,299
4.51%, 04/15/32	300	305,708
4.28%, 04/15/30	700	707,277
4.30%, 07/15/30	3,000	3,035,868
American Express Credit Account Master Trust Series, 4.51%, 07/15/32	500	509,687
BA Credit Card Trust, 4.93%, 05/15/29	1,450	1,472,141
BMW Vehicle Lease Trust, 3.97%, 09/25/28	750	751,218
BMW Vehicle Owner Trust, 4.66%, 12/27/32	270	274,783
Capital One Prime Auto Receivables Trust, 4.62%, 07/16/29	500	504,419
Carmax Auto Owner Trust, 3.97%, 12/16/30	1,000	1,001,818
CarMax Auto Owner Trust
4.48%, 03/15/30	2,000	2,003,104
4.47%, 01/15/31	400	404,791
Chase Issuance Trust, 5.08%, 09/15/30	1,000	1,031,861
Citibank Credit Card Issuance Trust, 4.49%, 06/21/32	500	508,472
Drive Auto Receivables Trust, 4.94%, 05/17/32	80	80,309
Exeter Automobile Receivables Trust
5.92%, 02/15/30	1,000	1,020,630
5.74%, 05/15/29	2,000	2,008,886
4.68%, 03/15/32	200	200,686
5.16%, 03/15/32	250	251,350
Ford Credit Auto Owner Trust
4.88%, 09/15/30	500	509,729
3.90%, 06/15/30	1,000	1,000,373
Ford Credit Floorplan Master Owner Trust A, 4.63%, 04/15/30	500	507,383
GM Financial Automobile Leasing Trust, 4.17%, 08/21/28	500	502,347
Honda Auto Receivables Owner Trust, 3.98%, 06/17/30	500	502,026
Hyundai Auto Receivables Trust, 4.41%, 05/15/29	1,535	1,545,506
John Deere Owner Trust
4.96%, 11/15/28	300	302,025
4.06%, 06/15/29	1,430	1,434,559
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	500	507,929
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	1,000	1,012,335
PSNH Funding LLC 3, 3.81%, 02/01/35	500	491,346
Santander Drive Auto Receivables Trust
5.23%, 12/15/28	430	431,735
4.87%, 05/15/31	500	506,431
5.32%, 12/15/31	250	253,370
4.67%, 08/15/29	500	503,316
4.27%, 01/15/32	500	501,185
Synchrony Card Funding LLC, 4.49%, 05/15/31	1,000	1,011,021
Toyota Auto Receivables Owner Trust
4.40%, 06/15/29	1,000	1,006,653
4.34%, 11/15/29	100	100,808
4.11%, 03/15/30	650	653,582
4.19%, 01/15/31	750	755,301
Verizon Master Trust
5.16%, 06/20/29	800	803,778
4.17%, 08/20/30	1,000	1,005,171
Security	Par (000)	Value
Volkswagen Auto Lease Trust, 4.50%, 06/20/28	$500	$504,506
WF Card Issuance Trust, 4.29%, 10/15/29	300	302,462
Total Asset-Backed Securities — 0.8% (Cost: $36,161,920)		36,388,754
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.7%
Bank, 3.46%, 04/15/52	342	335,616
Bank5
5.61%, 08/15/57	1,500	1,561,249
5.65%, 04/15/58	1,500	1,570,365
5.88%, 08/15/57	500	523,250
6.50%, 12/15/56	433	455,133
BBCMS Mortgage Trust
4.05%, 12/15/51	500	498,135
5.02%, 09/15/58	1,269	1,297,194
5.14%, 12/15/57	1,000	1,024,150
5.48%, 11/15/58	500	513,641
5.63%, 09/15/57	300	308,751
5.89%, 09/15/57	1,000	1,037,856
6.64%, 03/15/57(a)	250	257,877
Series 2018-C2, Class A5, 4.31%, 12/15/51	800	801,374
BBCMS Trust, 2.27%, 07/15/54	500	474,219
Benchmark Mortgage Trust
2.93%, 12/15/72	500	473,055
5.18%, 04/15/57	250	256,649
5.18%, 10/15/58	400	412,278
5.36%, 05/15/55	300	305,950
5.60%, 08/15/57	500	520,257
5.93%, 03/15/57	1,000	1,045,378
6.06%, 01/10/57(a)	500	513,059
6.06%, 08/15/57(a)	500	519,875
6.79%, 03/15/57	500	524,097
6.95%, 07/15/57(a)	140	148,985
Series 2018-B21, Class A2, 1.74%, 12/17/53	203	196,135
Series 2023-B38, Class A2, 5.63%, 04/15/56	7,000	7,177,910
BMARK, 7.46%, 11/15/56(a)	250	265,425
BMO Mortgage Trust
5.32%, 09/15/57	200	205,894
5.58%, 05/15/58	450	468,484
5.63%, 12/15/57(a)	700	729,296
5.74%, 12/15/57(a)	500	489,142
5.75%, 09/15/57(a)	500	511,948
5.78%, 04/15/58(a)	500	523,554
5.86%, 02/15/57	650	679,180
5.88%, 09/15/57(a)	200	198,432
5.89%, 11/15/57(a)	400	411,663
6.20%, 11/15/57(a)	900	937,583
Cantor Commercial Real Estate Lending, 2.87%, 11/15/52	500	475,657
CD Mortgage Trust, 3.91%, 11/13/50(a)	200	192,295
Citigroup Commercial Mortgage Trust
3.92%, 12/15/72(a)	200	183,421
Series 2018-B2, Class A4, 4.01%, 03/10/51	1,000	996,197
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	955,540
Series 2019-GC41, Class A5, 2.87%, 08/10/56	2,000	1,902,611
CSAIL Commercial Mortgage Trust
3.91%, 12/15/52(a)	100	90,198
4.05%, 03/15/52	520	515,385
4.45%, 04/15/51(a)	400	390,202
Series 2019-C18, Class A4, 2.97%, 12/15/52	710	678,934

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	$1,000	$972,578
Federal Home Loan Mortgage Corp., 4.33%, 06/25/30(a)	5,000	5,057,536
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	2,000	1,942,618
3.78%, 01/25/32	1,408	1,404,352
4.46%, 08/25/31	2,000	2,028,340
4.57%, 12/25/28	1,000	1,016,444
4.74%, 08/25/28(a)	10,000	10,194,373
5.20%, 02/25/31	3,110	3,258,558
5.36%, 01/25/29(a)	2,720	2,824,604
5.40%, 01/25/29	1,726	1,792,064
Federal National Mortgage Association-ACES, 1.32%, 05/25/30	486	441,354
GS Mortgage Securities Trust
2.12%, 05/12/53	1,000	938,589
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,030	1,023,512
Morgan Stanley BAML Trust, 5.64%, 03/15/58	200	209,049
Morgan Stanley Bank of America Merrill Lynch Trust, 5.11%, 11/15/58	225	231,194
Morgan Stanley Capital I Trust
2.45%, 02/15/53	490	456,888
3.63%, 11/15/52(a)	125	114,624
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	924,195
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51	2,142	2,151,958
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	495,589
4.67%, 09/15/61(a)	1,000	994,805
5.93%, 07/15/57	2,000	2,095,083
6.23%, 01/15/58(a)	500	512,814
6.39%, 01/15/58(a)	500	529,137
Series 2017-C39, Class A5, 3.42%, 09/15/50	5,000	4,919,469
		81,083,206
Total Collateralized Mortgage Obligations — 1.7% (Cost: $79,980,895)		81,083,206
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	170	144,189
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29(b)(c)	310	306,973
7.75%, 04/15/28(b)	305	305,559
7.88%, 04/01/30(b)	250	263,086
CMG Media Corp., 8.88%, 06/18/29(b)	195	168,891
Lamar Media Corp.
3.63%, 01/15/31	150	141,591
3.75%, 02/15/28	235	230,688
4.00%, 02/15/30	175	169,231
4.88%, 01/15/29	130	129,986
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)	805	826,681
Omnicom Group, Inc.
2.45%, 04/30/30	180	166,758
4.20%, 06/01/30	35	34,780
4.65%, 10/01/28	100	100,884
4.75%, 03/30/30	200	201,910
Security	Par (000)	Value
Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	$175	$170,831
4.63%, 03/15/30(b)(c)	170	166,029
5.00%, 08/15/27(b)	210	210,005
Stagwell Global LLC, 5.63%, 08/15/29(b)	370	359,772
		4,097,844
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	200	207,035
Airbus SE, 3.15%, 04/10/27(b)	260	257,839
ATI, Inc.
4.88%, 10/01/29	100	99,854
5.88%, 12/01/27	130	130,202
7.25%, 08/15/30	5	5,241
BAE Systems Finance, Inc., 7.50%, 07/01/27(b)	115	120,577
BAE Systems PLC
3.40%, 04/15/30(b)	405	391,264
5.00%, 03/26/27(b)	205	207,391
5.13%, 03/26/29(b)	380	391,250
Boeing Co.(The)
2.70%, 02/01/27	355	350,644
2.80%, 03/01/27	130	128,408
2.95%, 02/01/30	225	213,482
3.20%, 03/01/29	295	286,612
3.25%, 02/01/28	395	389,140
3.25%, 03/01/28	65	64,020
3.45%, 11/01/28	35	34,394
5.04%, 05/01/27	625	631,557
5.15%, 05/01/30	1,380	1,418,082
6.26%, 05/01/27	345	353,821
6.30%, 05/01/29	465	493,932
Bombardier, Inc.
6.00%, 02/15/28(b)	250	250,326
7.50%, 02/01/29(b)	255	264,978
8.75%, 11/15/30(b)	230	246,371
Czechoslovak Group A/S, 6.50%, 01/10/31(d)	400	417,366
General Dynamics Corp.
2.63%, 11/15/27	10	9,828
3.50%, 04/01/27	375	374,312
3.63%, 04/01/30	300	294,458
3.75%, 05/15/28	300	300,479
General Electric Co., 4.30%, 07/29/30	295	297,072
HEICO Corp., 5.25%, 08/01/28	130	133,614
Hexcel Corp., 4.20%, 02/15/27	178	177,647
Howmet Aerospace, Inc.
3.00%, 01/15/29	185	179,897
6.75%, 01/15/28	170	178,827
Incora Top Holdco LLC, 6.00%, 01/31/33(e)(f)(g)	139	32,969
L3Harris Technologies, Inc.
2.90%, 12/15/29	205	195,759
4.40%, 06/15/28	650	654,824
5.05%, 06/01/29	155	159,255
Lockheed Martin Corp.
1.85%, 06/15/30	105	95,423
4.15%, 08/15/28	155	156,181
4.40%, 08/15/30	180	181,836
4.45%, 05/15/28	220	222,795
4.50%, 02/15/29	220	223,677
5.10%, 11/15/27	450	460,758
Moog, Inc., 4.25%, 12/15/27(b)	185	184,064

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
3.20%, 02/01/27	$90	$89,497
3.25%, 01/15/28	710	701,377
4.40%, 05/01/30	20	20,146
4.60%, 02/01/29	185	188,007
4.65%, 07/15/30	235	238,896
Rolls-Royce PLC, 5.75%, 10/15/27(b)	330	337,899
RTX Corp.
2.25%, 07/01/30	275	253,683
3.13%, 05/04/27	360	356,656
3.50%, 03/15/27	386	384,231
4.13%, 11/16/28	905	909,132
5.75%, 01/15/29	222	232,672
7.20%, 08/15/27	178	186,647
7.50%, 09/15/29	170	189,169
Spirit AeroSystems, Inc., 4.60%, 06/15/28	250	251,724
ST Engineering RHQ Ltd., 4.25%, 05/08/30(d)	200	201,130
TransDigm, Inc.
4.63%, 01/15/29	380	377,945
4.88%, 05/01/29	230	229,454
6.38%, 03/01/29(b)	800	823,028
6.75%, 08/15/28(b)	1,050	1,068,597
6.88%, 12/15/30(b)	450	468,523
		19,375,874
Agriculture — 0.3%
Altria Group, Inc.
3.40%, 05/06/30	245	236,205
4.50%, 08/06/30	140	140,974
4.80%, 02/14/29	620	630,820
4.88%, 02/04/28	155	157,771
6.20%, 11/01/28	210	221,284
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(d)	200	199,669
Archer-Daniels-Midland Co., 3.25%, 03/27/30	330	318,653
BAT Capital Corp.
2.26%, 03/25/28	635	612,151
3.46%, 09/06/29	100	97,506
3.56%, 08/15/27	616	612,156
4.70%, 04/02/27	292	294,057
4.91%, 04/02/30	305	311,172
6.34%, 08/02/30	300	324,192
BAT International Finance PLC
4.45%, 03/16/28	295	297,366
5.93%, 02/02/29	330	346,370
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	140	139,581
4.10%, 01/07/28	270	270,605
4.20%, 09/17/29	265	265,216
4.55%, 08/04/30	100	100,732
4.90%, 04/21/27	210	212,187
Cargill, Inc.
2.13%, 04/23/30(b)	215	197,529
3.25%, 05/23/29(b)	150	146,218
3.63%, 04/22/27(b)	295	294,148
4.13%, 10/23/30(b)	150	149,098
4.63%, 02/11/28(b)(c)	100	101,483
Darling Ingredients, Inc.
5.25%, 04/15/27(b)	160	160,049
6.00%, 06/15/30(b)	300	304,025
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	285	280,522
Security	Par (000)	Value
Agriculture (continued)
4.50%, 06/30/28(b)	$200	$201,780
5.50%, 02/01/30(b)	395	409,746
6.13%, 07/27/27(b)	375	385,554
Japan Tobacco, Inc.
4.85%, 05/15/28(b)	250	254,755
5.25%, 06/15/30(b)	250	258,300
JT International Financial Services BV, 3.88%, 09/28/28(d)	200	198,605
Philip Morris International, Inc.
2.10%, 05/01/30	230	210,899
3.13%, 08/17/27	90	89,079
3.13%, 03/02/28	160	157,592
3.38%, 08/15/29	320	312,603
3.88%, 10/27/28	150	149,803
4.00%, 10/29/30	250	247,228
4.13%, 04/28/28	190	190,883
4.38%, 11/01/27	315	317,990
4.38%, 04/30/30	380	382,161
4.63%, 11/01/29	200	203,387
4.75%, 02/12/27	270	272,609
4.88%, 02/15/28	474	482,709
4.88%, 02/13/29	330	337,807
5.13%, 11/17/27	608	620,702
5.13%, 02/15/30	620	640,089
5.25%, 09/07/28	115	118,613
5.50%, 09/07/30	230	241,485
5.63%, 11/17/29	455	478,144
		14,584,262
Airlines — 0.2%
Air Canada Pass Through Trust, Series 2015-1, Class A, 3.60%, 09/15/28(b)(c)	111	109,250
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(c)	328	329,589
Allegiant Travel Co., 7.25%, 08/15/27(b)	143	144,569
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	187	184,410
Series 2015-2, Class AA, 3.60%, 03/22/29(c)	102	100,488
Series 2016-1, Class AA, 3.58%, 07/15/29	82	81,021
Series 2016-2, Class AA, 3.20%, 12/15/29	146	142,704
Series 2016-3, Class AA, 3.00%, 04/15/30	78	75,529
Series 2017-1, Class AA, 3.65%, 02/15/29	112	110,255
Series 2017-2, Class AA, 3.35%, 04/15/31	125	120,914
American Airlines, Inc.
7.25%, 02/15/28(b)	240	244,437
8.50%, 05/15/29(b)	300	312,943
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	900	909,408
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	235	237,712
Avianca Midco 2 PLC
9.00%, 12/01/28(b)	202	205,929
9.50%, 01/28/31(b)	200	203,852
9.63%, 02/14/30(b)	400	409,848
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	161	155,475
Delta Air Lines, Inc.
3.75%, 10/28/29	160	156,536
4.38%, 04/19/28	180	180,450
4.95%, 07/10/28	160	162,747
5.25%, 07/10/30	320	327,803
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	972	978,831

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Gol Finance, Inc., 14.38%, 06/06/30(d)	$700	$723,060
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(d)	200	206,082
Latam Airlines Group SA
7.63%, 01/07/31(d)	200	209,788
7.88%, 04/15/30(d)	400	419,535
OneSky Flight LLC, 8.88%, 12/15/29(b)	165	176,414
Southwest Airlines Co.
2.63%, 02/10/30	170	158,192
3.45%, 11/16/27	25	24,705
4.38%, 11/15/28	225	226,227
5.13%, 06/15/27	645	652,821
United Airlines Holdings, Inc., 5.38%, 03/01/31	90	90,913
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	14	13,435
Series 2016-2, Class AA, 2.88%, 04/07/30	187	180,068
Series 2018-1, Class AA, 3.50%, 09/01/31	81	79,745
Series 2020-1, 5.88%, 04/15/29	366	374,509
United Airlines, Inc., 4.63%, 04/15/29(b)	635	634,377
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(b)	285	269,020
7.88%, 05/01/27(b)	165	165,283
9.50%, 06/01/28(b)	180	185,682
		10,674,556
Apparel — 0.1%
Crocs, Inc., 4.25%, 03/15/29(b)	100	96,440
Gildan Activewear, Inc., 4.70%, 10/07/30(b)	175	174,463
Kontoor Brands, Inc., 4.13%, 11/15/29(b)	135	128,063
NIKE, Inc.
2.75%, 03/27/27	390	385,790
2.85%, 03/27/30	440	419,614
PVH Corp., 5.50%, 06/13/30	100	101,666
Ralph Lauren Corp., 2.95%, 06/15/30	205	194,531
Tapestry, Inc.
4.13%, 07/15/27	37	37,014
5.10%, 03/11/30	255	261,382
Under Armour, Inc., 7.25%, 07/15/30(b)	80	81,937
VF Corp.
2.80%, 04/23/27	130	126,859
2.95%, 04/23/30	235	214,048
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)	190	177,366
		2,399,173
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
3.75%, 01/30/31(b)	300	282,714
4.75%, 10/01/27(b)	145	145,003
5.88%, 06/01/29(b)	150	151,897
American Honda Finance Corp.
1.80%, 01/13/31	200	176,539
2.00%, 03/24/28	270	259,178
2.25%, 01/12/29	300	285,023
3.50%, 02/15/28	180	178,466
4.15%, 01/08/29	150	150,346
4.25%, 09/01/28	190	191,140
4.40%, 09/05/29	250	252,238
4.45%, 10/22/27	245	247,198
4.45%, 01/08/31	150	149,916
4.50%, 09/04/30	200	200,714
4.55%, 07/09/27	100	100,932
4.55%, 03/03/28	135	136,538
Security	Par (000)	Value
Auto Manufacturers (continued)
4.60%, 04/17/30	$200	$201,970
4.70%, 01/12/28	160	162,337
4.80%, 03/05/30	125	127,482
4.90%, 03/12/27	150	151,683
4.90%, 07/09/27	200	202,857
4.90%, 03/13/29	245	250,461
5.13%, 07/07/28	365	374,406
5.65%, 11/15/28	160	166,790
5.85%, 10/04/30	195	206,701
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)	325	290,307
BMW Finance NV, 2.85%, 08/14/29(b)	200	190,791
BMW U.S. Capital LLC
3.30%, 04/06/27(b)	257	255,321
3.45%, 04/01/27(b)	242	240,824
3.63%, 04/18/29(b)	255	250,739
3.75%, 04/12/28(b)	135	134,290
3.95%, 08/14/28(b)	320	319,008
4.15%, 08/11/27(b)	50	50,179
4.15%, 04/09/30(b)	295	292,679
4.50%, 08/11/30(b)	315	316,045
4.60%, 08/13/27(b)	235	237,315
4.65%, 03/19/27(b)	125	126,044
4.65%, 08/13/29(b)	120	121,582
4.75%, 03/21/28(b)	110	111,673
4.90%, 04/02/27(b)	200	202,315
4.90%, 04/02/29(b)	270	275,505
5.05%, 08/11/28(b)	415	424,842
5.05%, 03/21/30(b)	380	389,845
Cummins, Inc.
1.50%, 09/01/30	300	267,977
4.25%, 05/09/28	75	75,714
4.90%, 02/20/29	105	107,918
Daimler Truck Finance North America LLC
2.38%, 12/14/28(b)	245	233,611
3.65%, 04/07/27(b)	250	249,056
4.15%, 01/12/29(b)	150	149,955
4.30%, 08/12/27(b)	150	150,720
4.65%, 10/12/30(b)	150	151,011
4.95%, 01/13/28(b)	65	66,023
5.13%, 09/25/27(b)	200	203,294
5.13%, 01/19/28(b)	350	356,825
5.13%, 09/25/29(b)	200	205,491
5.25%, 01/13/30(b)	325	334,663
5.40%, 09/20/28(b)	215	221,774
Ford Motor Co.
6.63%, 10/01/28	140	147,919
9.63%, 04/22/30	200	232,639
Ford Motor Credit Co. LLC
2.90%, 02/16/28	235	227,424
2.90%, 02/10/29	250	236,921
3.82%, 11/02/27	300	296,845
4.00%, 11/13/30	450	427,924
4.13%, 08/17/27	425	422,954
4.95%, 05/28/27	510	512,916
4.97%, 04/06/29	400	402,097
5.11%, 05/03/29	410	413,196
5.30%, 09/06/29	250	253,358
5.73%, 09/05/30	425	434,915
5.80%, 03/05/27	450	456,278
5.80%, 03/08/29	485	498,451

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.85%, 05/17/27	$255	$259,209
5.88%, 11/07/29	405	417,588
5.92%, 03/20/28	260	266,640
6.80%, 05/12/28	440	460,319
6.80%, 11/07/28	435	457,981
7.20%, 06/10/30	200	215,138
7.35%, 11/04/27	485	506,519
7.35%, 03/06/30	360	388,491
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(d)	200	206,624
General Motors Co.
4.20%, 10/01/27	115	115,201
5.00%, 10/01/28	110	112,130
5.35%, 04/15/28	40	41,004
5.40%, 10/15/29	325	336,838
5.63%, 04/15/30	210	218,755
6.80%, 10/01/27	560	582,065
General Motors Financial Co., Inc.
2.35%, 02/26/27	415	407,741
2.35%, 01/08/31	350	315,519
2.40%, 04/10/28	385	371,465
2.40%, 10/15/28	325	310,790
2.70%, 08/20/27	216	211,574
3.60%, 06/21/30	395	381,192
4.20%, 10/27/28	195	195,502
4.30%, 04/06/29	375	375,482
4.60%, 01/08/31	270	269,987
4.90%, 10/06/29	340	345,686
5.00%, 04/09/27	514	519,043
5.00%, 07/15/27	200	202,594
5.05%, 04/04/28	560	570,946
5.35%, 07/15/27	215	218,774
5.35%, 01/07/30	380	392,550
5.40%, 05/08/27	280	284,530
5.45%, 07/15/30	220	228,634
5.55%, 07/15/29	355	368,616
5.65%, 01/17/29	251	260,066
5.80%, 06/23/28	470	486,918
5.80%, 01/07/29	475	495,352
5.85%, 04/06/30	300	315,200
6.00%, 01/09/28	485	501,312
Honda Motor Co. Ltd.
2.53%, 03/10/27	512	504,663
4.44%, 07/08/28	300	302,811
4.69%, 07/08/30	370	374,026
Hyundai Capital America
1.80%, 01/10/28(b)	340	325,327
2.00%, 06/15/28(b)	295	280,441
2.10%, 09/15/28(b)	365	346,123
2.38%, 10/15/27(b)	345	335,367
4.25%, 09/18/28(b)	200	200,199
4.25%, 01/08/29(b)	110	110,101
4.30%, 09/24/27(b)	195	195,538
4.50%, 09/18/30(b)	120	119,994
4.55%, 09/26/29(b)	250	251,817
4.55%, 01/08/31(b)	150	150,109
4.85%, 03/25/27(b)	160	161,365
4.88%, 06/23/27(b)	85	85,888
4.88%, 11/01/27(b)	200	202,601
4.90%, 06/23/28(b)	150	152,501
5.00%, 01/07/28(b)	370	376,000
5.10%, 06/24/30(b)	190	194,533
Security	Par (000)	Value
Auto Manufacturers (continued)
5.15%, 03/27/30(b)	$200	$205,069
5.28%, 06/24/27(b)	200	203,189
5.30%, 03/19/27(b)	205	207,733
5.30%, 01/08/29(b)	160	164,543
5.30%, 06/24/29(b)	215	221,656
5.30%, 01/08/30(b)	275	283,481
5.35%, 03/19/29(b)	185	190,654
5.40%, 01/08/31(b)	200	207,240
5.60%, 03/30/28(b)	327	336,249
5.68%, 06/26/28(b)	570	588,514
5.70%, 06/26/30(b)	175	183,082
5.80%, 04/01/30(b)	165	172,877
6.10%, 09/21/28(b)	315	329,246
6.20%, 09/21/30(b)	190	202,725
6.38%, 04/08/30(b)	200	213,577
6.50%, 01/16/29(b)	295	312,796
Hyundai Capital Services, Inc.
3.63%, 08/29/27(d)	200	198,322
5.13%, 02/05/27(d)	200	201,803
5.13%, 02/05/29(d)	200	204,556
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	155	153,676
5.50%, 07/15/29(b)	160	160,110
5.88%, 01/15/28(b)	175	174,941
Kia Corp., 2.75%, 02/14/27(d)	200	197,137
Mercedes-Benz Finance North America LLC
2.63%, 03/10/30(b)	150	140,191
3.10%, 08/15/29(b)	245	235,922
3.75%, 02/22/28(b)	350	348,631
4.30%, 02/22/29(b)	210	210,859
4.65%, 04/01/27(b)	150	151,371
4.75%, 08/01/27(b)	190	192,393
4.75%, 03/31/28(b)	150	152,219
4.80%, 03/30/28(b)	360	365,749
4.80%, 08/01/29(b)	250	254,811
4.85%, 01/11/29(b)	195	198,758
4.90%, 11/15/27(b)	175	177,981
5.00%, 04/01/30(b)	35	35,796
5.10%, 08/03/28(b)	425	435,729
5.10%, 11/15/29(b)	150	154,423
5.25%, 11/29/27(b)	240	245,592
8.50%, 01/18/31	500	590,566
New Flyer Holdings, Inc., 9.25%, 07/01/30(b)	175	188,297
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(b)	120	111,281
2.75%, 03/09/28(b)	205	194,933
5.30%, 09/13/27(b)	125	125,320
5.55%, 09/13/29(b)	155	154,038
5.63%, 09/29/28(b)	270	270,915
6.13%, 09/30/30(b)	370	368,985
7.05%, 09/15/28(b)	240	248,798
Nissan Motor Co. Ltd.
4.35%, 09/17/27(b)	720	710,916
4.81%, 09/17/30(b)	800	754,736
7.50%, 07/17/30(b)	200	209,988
PACCAR Financial Corp.
2.00%, 02/04/27	225	221,311
3.90%, 02/05/29	100	100,127
4.00%, 08/08/28	95	95,474
4.00%, 09/26/29	150	150,300
4.25%, 06/23/27	125	126,002

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.45%, 08/06/27	$155	$156,693
4.55%, 03/03/28	190	193,036
4.55%, 05/08/30	100	101,780
4.60%, 01/10/28	225	229,009
4.60%, 01/31/29	180	183,691
4.95%, 08/10/28	50	51,291
5.00%, 05/13/27	160	162,647
Series R, 4.00%, 11/07/28	100	100,515
PM General Purchaser LLC, 9.50%, 10/01/28(b)	200	184,888
Stellantis Finance U.S., Inc.
5.63%, 01/12/28(b)	200	204,566
5.75%, 03/18/30(b)	300	309,260
Toyota Motor Corp.
2.76%, 07/02/29	180	172,778
3.67%, 07/20/28	80	79,758
4.19%, 06/30/27	170	170,990
4.45%, 06/30/30	180	181,834
5.12%, 07/13/28	205	211,002
Toyota Motor Credit Corp.
1.15%, 08/13/27	120	115,482
1.90%, 04/06/28	202	194,182
2.15%, 02/13/30	250	232,043
3.05%, 03/22/27	570	565,733
3.05%, 01/11/28	245	241,884
3.38%, 04/01/30	320	310,920
3.65%, 01/08/29	190	188,810
4.05%, 09/05/28	200	201,041
4.35%, 10/08/27	510	514,988
4.45%, 06/29/29	295	298,941
4.50%, 05/14/27	250	252,435
4.55%, 09/20/27	370	374,645
4.55%, 08/09/29	330	335,656
4.55%, 05/17/30	210	213,377
4.63%, 01/12/28	400	406,378
4.65%, 01/05/29	240	244,765
4.80%, 05/15/30	275	281,537
4.95%, 01/09/30	230	236,867
5.05%, 05/16/29	280	288,837
5.25%, 09/11/28	170	175,799
5.45%, 11/10/27	305	313,748
5.55%, 11/20/30	480	507,320
Series B, 3.75%, 01/12/28	200	200,123
Series B, 4.20%, 01/10/31	225	224,497
Series B, 5.00%, 03/19/27	250	253,524
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	65	62,120
3.75%, 05/13/30(b)	205	198,160
4.35%, 06/08/27(b)	575	576,127
4.60%, 06/08/29(b)	185	185,549
4.75%, 11/13/28(b)	375	379,151
4.85%, 08/15/27(b)	200	201,904
4.85%, 09/11/30(b)	300	302,572
4.95%, 03/25/27(b)	200	201,703
4.95%, 08/15/29(b)	250	253,837
5.05%, 03/27/28(b)	215	218,236
5.25%, 03/22/29(b)	365	373,497
5.30%, 03/22/27(b)	210	212,575
5.35%, 03/27/30(b)	190	195,158
5.65%, 09/12/28(b)	205	211,490
6.20%, 11/16/28(b)	200	209,714
6.45%, 11/16/30(b)	290	310,759
Security	Par (000)	Value
Auto Manufacturers (continued)
Wabash National Corp., 4.50%, 10/15/28(b)	$140	$130,199
		61,328,690
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd., 7.00%, 04/15/28(b)	190	194,356
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	195	190,372
6.88%, 07/01/28	118	118,144
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29	205	209,280
6.88%, 12/15/54, (5-year CMT + 3.39%)(a)	125	130,554
BorgWarner, Inc.
2.65%, 07/01/27	460	451,417
4.95%, 08/15/29	80	81,815
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(b)	260	266,208
6.75%, 02/15/30(b)	225	235,376
Cooper-Standard Automotive, Inc., 5.63%, 05/15/27, (5.63% PIK)(b)(c)(h)	137	134,336
Denso Corp.
4.28%, 09/17/30(b)	190	189,794
4.42%, 09/11/29(b)	185	186,326
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)(c)	210	187,067
Forvia SE, 8.00%, 06/15/30(b)	150	160,028
Goodyear Tire & Rubber Co.(The)
4.88%, 03/15/27	235	234,932
5.00%, 07/15/29	250	244,968
6.63%, 07/15/30	145	148,286
7.00%, 03/15/28	56	57,999
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(b)(h)	140	141,692
7.75%, 11/15/30, (7.75 % Cash)(b)(h)	200	210,524
Lear Corp.
3.80%, 09/15/27	45	44,803
4.25%, 05/15/29	185	184,461
LG Energy Solution Ltd.
5.25%, 04/02/28(d)	200	203,646
5.38%, 07/02/27(d)	200	202,982
5.38%, 07/02/29(d)	200	206,269
5.38%, 04/02/30(d)	200	205,960
5.75%, 09/25/28(d)	200	206,833
Magna International, Inc.
2.45%, 06/15/30	205	190,151
5.05%, 03/14/29	125	128,148
Phinia, Inc., 6.75%, 04/15/29(b)	190	196,702
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/29(b)	220	106,661
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29(d)	200	204,657
Tenneco, Inc., 8.00%, 11/17/28(b)	605	608,357
Titan International, Inc., 7.00%, 04/30/28	130	130,508
Toyota Industries Corp., 3.57%, 03/16/28(b)	200	197,358
ZF North America Capital, Inc.
6.75%, 04/23/30(b)	250	250,551
6.88%, 04/14/28(b)	180	185,685
7.13%, 04/14/30(b)	180	183,864
		7,411,070
Banks — 8.5%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)	210	200,254

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.20%, 07/07/28(b)	$200	$201,275
4.99%, 12/03/28, (1-year CMT + 0.78%)(a)(b)	210	213,476
ABQ Finance Ltd., 4.95%, 03/25/30(d)	200	203,206
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(d)	200	198,451
4.50%, 09/14/27(d)	200	201,058
4.71%, 06/10/30, (1-day SOFR + 1.00%)(a)(d)	200	201,021
4.81%, 02/26/30, (1-day SOFR + 1.05%)(a)(d)	200	201,505
5.36%, 03/10/35, (5-year CMT + 1.68%)(a)(d)	200	203,000
5.50%, 01/12/29(d)	200	206,902
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(d)	200	206,960
Agricultural Bank of China Ltd./Hong Kong
2.25%, 03/01/27(d)	200	196,497
4.18%, 04/25/28, (1-day SOFR Index + 0.52%)(a)(d)	400	400,861
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(a)(b)	200	206,586
6.61%, 09/13/29, (1-day SOFR + 2.33%)(a)(b)	215	227,989
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30(d)	200	201,245
Akbank TAS, 7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(d)	200	204,976
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(d)	400	402,562
4.87%, 05/19/30(d)	200	202,021
5.05%, 03/12/29(d)	200	202,875
Alinma Sukuk Ltd., 4.94%, 07/15/30(d)	200	202,647
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.70%)(a)(b)	200	203,651
5.90%, 07/10/34, (5-year CMT + 1.50%)(a)(b)	190	197,519
ANZ New Zealand International Ltd.
2.55%, 02/13/30(b)	270	253,236
3.45%, 07/17/27(b)	45	44,731
3.45%, 01/21/28(b)	200	198,211
5.36%, 08/14/28(b)	270	279,273
Armor Holdco, Inc., 8.50%, 11/15/29(b)	105	105,680
ASB Bank Ltd.
4.16%, 10/29/30(b)	200	199,064
5.28%, 06/17/32, (5-year CMT + 2.25%)(a)(b)	205	207,460
5.40%, 11/29/27(b)	215	220,588
Associated BanCorp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(a)	75	78,099
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.70%)(a)(b)	400	361,432
5.73%, 09/18/34, (5-year CMT + 1.62%)(a)(b)	255	264,123
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	250,902
4.62%, 12/16/29	325	331,830
4.90%, 07/16/27	260	264,160
Series A, 3.92%, 12/08/28	250	250,332
Series A, 4.36%, 06/18/28	225	227,598
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	220	228,047
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)	200	206,772
Banco Bradesco SA
4.38%, 03/18/27(d)	200	199,871
6.50%, 01/22/30(d)	400	419,769
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(d)	200	203,270
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(d)	400	417,188
Security	Par (000)	Value
Banks (continued)
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(d)	$200	$197,927
Banco do Brasil SA
4.88%, 01/11/29(d)	200	199,450
6.25%, 04/18/30(d)	200	207,430
Banco General SA, 4.13%, 08/07/27(d)	200	198,993
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(d)	150	150,127
Banco Macro SA, 8.00%, 06/23/29(d)	200	203,772
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 5.88%, 05/07/30(d)	200	206,964
Banco Nacional de Panama, 2.50%, 08/11/30(d)	200	177,391
Banco Santander Chile, 4.55%, 11/20/30(b)	200	200,204
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(d)	200	207,108
Banco Santander SA
2.75%, 12/03/30	400	364,645
3.31%, 06/27/29	280	272,476
3.49%, 05/28/30	360	347,201
3.80%, 02/23/28	350	347,901
4.18%, 03/24/28, (1-year CMT + 2.00%)(a)	655	655,329
4.25%, 04/11/27	210	210,371
4.38%, 04/12/28	600	603,583
4.55%, 11/06/30	200	200,129
5.29%, 08/18/27	515	524,189
5.37%, 07/15/28, (1-year CMT + 0.95%)(a)	405	412,356
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	480	497,161
5.55%, 03/14/28, (1-year CMT + 1.25%)(a)	210	213,246
5.57%, 01/17/30	325	338,290
5.59%, 08/08/28	590	611,583
6.61%, 11/07/28	205	218,588
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(d)	200	203,428
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(d)	400	381,802
4.30%, 06/15/27(d)	200	200,163
4.45%, 09/19/28(d)	200	201,251
4.51%, 11/26/30(d)	200	200,031
5.30%, 09/21/28(d)	200	205,207
9.03%, 03/15/29(b)	100	112,180
Bank Leumi Le-Israel BM, 5.13%, 07/27/27(b)(d)	200	201,330
Bank Mandiri Persero Tbk PT, 4.90%, 03/24/28(d)	200	202,223
Bank Muscat SAOG, 4.85%, 10/01/30(d)	200	199,584
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	875	787,401
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	795	711,154
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	985	940,986
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	1,160	1,081,048
2.55%, 02/04/28, (1-day SOFR + 1.05%)(a)	830	818,185
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	955	890,211
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	675	643,520
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	855	826,843
3.25%, 10/21/27	410	406,653
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(a)	1,945	1,923,798
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(a)	685	680,802

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(a)	$820	$816,876
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(a)	765	763,586
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	915	910,585
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(a)	965	969,155
4.38%, 04/27/28, (1-day SOFR + 1.58%)(a)	650	652,758
4.62%, 05/09/29, (1-day SOFR + 1.11%)(a)	860	871,344
4.95%, 07/22/28, (1-day SOFR + 2.04%)(a)	1,080	1,094,903
4.98%, 01/24/29, (1-day SOFR + 0.83%)(a)	1,040	1,059,226
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)	1,060	1,092,927
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	1,310	1,341,604
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	960	1,000,943
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	655	679,513
Series L, 4.18%, 11/25/27	370	370,501
Bank of China Ltd., 3.50%, 04/20/27(d)	200	199,075
Bank of China Ltd./Panama, 4.18%, 03/19/28, (1-day SOFR Index + 0.50%)(a)(d)	200	200,327
Bank of China Ltd./Sydney
4.19%, 06/14/27, (1-day SOFR Index + 0.50%)(a)(d)	400	400,372
4.24%, 03/04/28, (1-day SOFR Index + 0.50%)(a)(d)	200	200,329
4.26%, 09/30/27, (1-day SOFR Index + 0.59%)(a)(d)	400	401,253
Bank of China Ltd/Luxembourg, 4.18%, 03/24/28, (1-day SOFR Index + 0.50%)(a)(d)	200	200,412
Bank of China Ltd/Sydney, 4.31%, 11/10/30, (1-day SOFR Index + 0.49%)(a)(d)	200	200,550
Bank of Communications Co. Ltd./Hong Kong, 4.21%, 08/01/27, (1-day SOFR Index + 0.55%)(a)(d)	400	400,852
Bank of East Asia Ltd.(The)
4.88%, 04/22/32, (5-year CMT + 2.30%)(a)(d)	250	250,031
6.75%, 06/27/34, (5-year CMT + 2.55%)(a)(d)	250	263,615
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(a)(b)	230	239,048
Bank of Montreal
2.65%, 03/08/27	495	488,848
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	430	425,574
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)	270	270,417
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(a)	680	678,561
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	245	248,360
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	190	193,521
5.20%, 02/01/28	484	495,807
5.37%, 06/04/27	340	346,625
5.72%, 09/25/28	310	323,104
Series H, 4.70%, 09/14/27	305	308,798
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	200	199,554
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	190	180,970
3.00%, 10/30/28	68	66,350
3.25%, 05/16/27	180	179,167
3.30%, 08/23/29	225	218,969
3.40%, 01/29/28	260	258,218
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(a)	375	373,452
3.85%, 04/28/28	275	275,707
Security	Par (000)	Value
Banks (continued)
3.85%, 04/26/29	$155	$155,063
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)	355	355,427
4.03%, 01/22/30, (1-day SOFR + 0.63%)(a)	165	164,806
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	75	75,556
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	355	359,128
4.60%, 07/26/30, (1-day SOFR + 1.76%)(a)	215	218,765
4.73%, 04/20/29, (1-day SOFR + 1.14%)(a)	480	488,058
4.89%, 07/21/28, (1-day SOFR + 0.84%)(a)	380	385,767
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	395	405,778
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	400	411,194
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	375	386,989
6.32%, 10/25/29, (1-day SOFR + 1.60%)(a)	335	354,736
Series J, 1.90%, 01/25/29	5	4,719
Bank of New Zealand
4.85%, 02/07/28(b)	270	274,671
5.08%, 01/30/29(b)	230	236,432
Bank of Nova Scotia(The)
1.95%, 02/02/27	304	298,555
2.95%, 03/11/27	245	242,717
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	175	175,054
4.25%, 02/02/30, (1-day SOFR + 0.73%)(a)	250	250,462
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	350	348,511
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	275	276,657
4.85%, 02/01/30	370	378,070
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	400	407,460
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	300	308,602
5.25%, 06/12/28	205	211,147
5.40%, 06/04/27	250	254,951
5.45%, 08/01/29	200	208,336
Bank of the Philippine Islands
5.00%, 04/07/30(d)	200	205,305
5.25%, 03/26/29(d)	200	206,133
BankUnited, Inc., 5.13%, 06/11/30	15	15,053
Banque Federative du Credit Mutuel SA
4.54%, 01/15/31(b)	400	399,205
4.59%, 10/16/28(b)	225	227,485
4.75%, 07/13/27(b)	280	283,043
5.19%, 02/16/28(b)	285	291,496
5.54%, 01/22/30(b)	250	259,905
5.79%, 07/13/28(b)	275	285,578
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	545	505,365
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	200	189,147
4.34%, 01/10/28	455	456,238
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	425	427,487
4.84%, 05/09/28	550	554,167
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)	250	252,867
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)	420	427,764
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	475	483,117
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	400	407,520
5.09%, 06/20/30, (3-mo. SOFR US + 3.31%)(a)	415	422,573
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	650	670,776
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	680	694,251
5.67%, 03/12/28, (1-day SOFR + 1.50%)(a)	400	406,769
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	735	765,156
6.49%, 09/13/29, (1-day SOFR + 2.22%)(a)	400	422,215
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	480	506,391
BBG Sukuk Ltd., 4.56%, 10/09/29(d)	200	200,979
BBK BSC, 6.88%, 06/06/29(d)	200	205,863
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(d)	200	205,255
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30	135	134,558

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(a)(b)	$340	$327,795
2.16%, 09/15/29, (1-day SOFR + 1.22%)(a)(b)	445	421,658
2.59%, 08/12/35, (5-year CMT + 2.05%)(a)(b)	310	280,994
3.05%, 01/13/31, (1-day SOFR + 1.51%)(a)(b)	700	662,701
3.50%, 11/16/27(b)	565	559,429
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(a)(b)	445	442,467
4.40%, 08/14/28(b)	610	612,826
4.63%, 03/13/27(b)	475	477,757
4.79%, 05/09/29, (1-day SOFR + 1.45%)(a)(b)	100	101,120
5.09%, 05/09/31, (1-day SOFR + 1.68%)(a)(b)	480	490,104
5.13%, 01/13/29, (1-year CMT + 1.45%)(a)(b)	575	585,552
5.18%, 01/09/30, (1-day SOFR + 1.52%)(a)(b)	570	584,301
5.20%, 01/10/30, (3-mo. CME Term SOFR +2.83%)(a)(b)	320	327,521
5.28%, 11/19/30, (1-day SOFR + 1.28%)(a)(b)	795	818,425
5.34%, 06/12/29, (1-year CMT + 1.50%)(a)(b)	545	558,803
5.50%, 05/20/30, (1-day SOFR + 1.59%)(a)(b)	405	419,070
BOS Funding Ltd.
5.25%, 09/12/29(d)	200	198,852
7.00%, 03/14/28(d)	400	415,583
Boubyan Sukuk Ltd.
3.39%, 03/29/27(d)	200	197,764
4.97%, 06/04/30(d)	200	203,880
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.31%)(a)(b)	400	356,112
2.70%, 10/01/29(b)	310	293,097
3.50%, 10/23/27(b)	475	470,358
4.63%, 09/12/28(b)	250	252,434
4.75%, 07/19/27(b)	295	298,246
4.76%, 01/13/32, (1-day SOFR + 1.26%)(a)(b)	250	249,807
5.13%, 01/18/28(b)	220	224,581
5.28%, 05/30/29(b)	335	345,067
5.39%, 05/28/31, (1-day SOFR + 1.58%)(a)(b)	275	282,638
5.72%, 01/18/30, (1-year CMT + 1.96%)(a)(b)	280	290,121
5.88%, 01/14/31, (1-day SOFR + 1.68%)(a)(b)	425	443,669
6.71%, 10/19/29, (1-day SOFR + 2.27%)(a)(b)	370	391,968
BSF Finance
5.50%, 11/23/27(d)	200	203,624
5.76%, 09/03/35, (5-year CMT + 2.00%)(a)(d)	400	398,649
BSF Sukuk Co. Ltd.
4.75%, 05/31/28(d)	400	401,880
5.38%, 01/21/30(d)	200	205,009
BSF Sukuk Ltd., 5.00%, 01/25/29(d)	200	202,210
Caixa Economica Federal, 5.63%, 05/13/30(d)	200	203,066
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(a)(b)	200	202,086
4.89%, 07/03/31, (1-day SOFR + 1.36%)(a)(b)	360	365,127
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(a)(b)	245	254,488
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)	380	394,392
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	400	398,398
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)	105	105,379
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	275	275,757
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	250	251,781
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	345	349,601
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	450	457,261
5.00%, 04/28/28	335	342,248
5.24%, 06/28/27	485	494,014
Security	Par (000)	Value
Banks (continued)
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	$265	$273,443
5.26%, 04/08/29	315	325,936
5.99%, 10/03/28	195	204,392
Capital One NA
2.70%, 02/06/30	220	207,113
4.65%, 09/13/28	265	268,599
CBQ Finance Ltd.
4.63%, 09/10/30(d)	200	200,007
5.38%, 03/28/29(d)	200	205,718
China CITIC Bank International Ltd., 6.00%, 12/05/33, (5-year CMT + 1.65%)(a)(d)	250	261,417
China Construction Bank Corp.
2.85%, 01/21/32, (5-year CMT + 1.40%)(a)(d)	1,000	987,415
4.20%, 09/11/28, (1-day SOFR Index + 0.50%)(a)(d)	200	200,396
4.28%, 09/11/30, (1-day SOFR Index + 0.58%)(a)(d)	200	200,677
China Construction Bank Corp/Hong Kong
4.21%, 07/16/27, (1-day SOFR Index + 0.55%)(a)(d)	400	400,585
4.28%, 05/28/28, (1-day SOFR Index + 0.52%)(a)(d)	400	401,159
China Everbright Bank Co Ltd./Hong Kong, 4.32%, 05/14/27, (1-day SOFR Index + 0.52%)(a)(d)	200	200,112
CIMB Bank Bhd, 2.13%, 07/20/27(d)	200	194,661
Citibank N.A.
4.58%, 05/29/27	990	999,039
4.84%, 08/06/29	545	557,464
4.91%, 05/29/30	770	790,032
5.80%, 09/29/28	850	889,807
Citigroup, Inc.
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	1,160	1,074,920
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	770	721,285
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	805	767,330
3.07%, 02/24/28, (1-day SOFR + 1.28%)(a)	920	910,968
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(a)	915	907,622
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(a)	1,030	1,024,760
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	925	917,608
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(a)	825	825,050
4.13%, 07/25/28	270	270,230
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	1,300	1,299,497
4.45%, 09/29/27	1,265	1,273,398
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)	960	960,759
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	1,025	1,033,723
4.64%, 05/07/28, (1-day SOFR + 1.14%)(a)	805	811,145
4.66%, 05/24/28, (1-day SOFR + 1.89%)(a)	620	625,062
4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	740	750,543
4.95%, 05/07/31, (1-day SOFR + 1.46%)(a)	645	657,844
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	1,040	1,068,511
5.59%, 11/19/34, (5-year CMT + 1.28%)(a)	380	390,958
6.63%, 01/15/28	385	405,013
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(a)	320	322,326
Citizens Financial Group, Inc.
2.50%, 02/06/30	115	107,196
3.25%, 04/30/30	240	229,370
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	225	230,675

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)	$30	$30,142
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	465	485,099
Comerica, Inc.
4.00%, 02/01/29	230	228,706
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)	320	334,479
Commercial Bank of Dubai PSC
4.86%, 10/10/29(d)	400	404,954
5.32%, 06/14/28(d)	200	203,685
Commonwealth Bank of Australia
2.55%, 03/14/27(b)	315	310,785
3.15%, 09/19/27(b)	240	237,634
3.61%, 09/12/34, (5-year CMT + 2.05%)(a)(b)	310	299,648
3.90%, 03/16/28(b)	205	205,229
4.15%, 10/01/30	250	249,709
4.61%, 03/14/30(b)	360	366,827
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	250	253,191
Cooperatieve Rabobank UA
3.65%, 04/06/28, (1-year CMT + 1.22%)(a)(b)	405	403,318
4.66%, 08/22/28, (1-year CMT + 1.75%)(a)(b)	535	539,906
4.99%, 05/27/31, (1-year CMT + 0.92%)(a)(b)	100	102,109
5.45%, 03/05/30, (1-year CMT + 1.12%)(a)(b)	255	263,532
5.56%, 02/28/29, (1-year CMT + 1.40%)(a)(b)	340	349,523
Cooperatieve Rabobank UA/New York
3.96%, 10/17/28	250	250,943
4.37%, 05/27/27	250	251,944
4.49%, 10/17/29	240	244,257
4.80%, 01/09/29	195	199,609
4.88%, 01/21/28	250	255,417
5.04%, 03/05/27	250	253,311
Credit Agricole SA
3.25%, 01/14/30(b)	300	285,943
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(a)(b)	450	445,727
4.63%, 09/11/28, (1-day SOFR + 1.21%)(a)(b)	380	382,871
4.66%, 01/12/32, (1-day SOFR + 1.17%)(a)(b)	525	525,264
5.13%, 03/11/27(b)	250	253,268
5.22%, 05/27/31, (1-day SOFR + 1.46%)(a)(b)	500	513,207
5.23%, 01/09/29, (1-day SOFR + 1.13%)(a)(b)	300	305,972
5.30%, 07/12/28(b)	280	288,120
5.34%, 01/10/30, (1-day SOFR + 1.69%)(a)(b)	250	257,177
6.32%, 10/03/29, (1-day SOFR + 1.86%)(a)(b)	500	526,144
Danske Bank A/S
4.30%, 04/01/28, (1-year CMT + 1.75%)(a)(b)	440	441,078
4.38%, 06/12/28(b)	280	281,705
4.42%, 09/12/31, (1-year CMT + 0.85%)(a)(b)	200	198,856
4.61%, 10/02/30, (1-year CMT + 1.10%)(a)(b)	245	246,778
5.02%, 03/04/31, (1-year CMT + 0.93%)(a)(b)	230	234,377
5.43%, 03/01/28, (1-year CMT + 0.95%)(a)(b)	200	202,932
5.71%, 03/01/30, (1-year CMT + 1.40%)(a)(b)	360	374,150
DBS Group Holdings Ltd., 4.40%, 03/21/28(b)	200	202,466
Deutsche Bank AG, 5.52%, 09/01/28	300	309,167
Deutsche Bank AG/New York NY
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	550	523,492
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	300	284,360
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	305	306,253
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	670	677,924
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	400	406,809
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	525	537,670
5.37%, 09/09/27	225	230,635
Security	Par (000)	Value
Banks (continued)
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	$300	$306,384
5.41%, 05/10/29	200	207,898
5.71%, 02/08/28, (1-day SOFR + 1.59%)(a)	305	309,773
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	470	492,200
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	475	506,150
Development Bank of Kazakhstan JSC, 5.50%, 04/15/27(d)	200	202,264
DIB Sukuk Ltd.
2.74%, 02/16/27(d)	400	394,271
4.57%, 11/19/30(d)	200	199,360
4.80%, 08/16/28(d)	400	404,236
5.24%, 03/04/29(d)	200	204,182
5.49%, 11/30/27(d)	200	204,119
DNB Bank ASA
1.61%, 03/30/28, (1-year CMT + 0.68%)(a)(b)	20	19,453
4.38%, 11/04/31, (1-day SOFR + 1.05%)(a)(b)	200	198,999
4.85%, 11/05/30, (1-day SOFR + 1.05%)(a)(b)	265	270,795
Doha Finance Ltd.
5.25%, 03/12/29(d)	200	203,311
5.25%, 03/05/30(d)	200	203,549
EI Sukuk Co. Ltd.
5.06%, 03/25/30(d)	200	203,616
5.43%, 05/28/29(d)	200	205,357
Emirates NBD Bank PJSC
4.76%, 01/22/30, (1-day SOFR + 1.10%)(a)(d)	200	201,740
5.06%, 01/31/29, (1-day SOFR + 1.40%)(a)(d)	200	203,056
5.14%, 11/26/29(d)	200	205,886
5.63%, 10/21/27(d)	200	204,978
5.88%, 10/11/28(d)	200	208,752
Fab Sukuk Co. Ltd.
4.58%, 01/17/28(d)	200	201,734
4.78%, 01/23/29(d)	200	203,043
5.15%, 01/16/30(d)	400	412,734
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	210	212,060
4.57%, 08/26/30(b)	200	201,079
5.25%, 04/26/29(b)	290	299,247
5.70%, 03/14/28(b)	355	366,976
Fifth Third Bancorp
2.55%, 05/05/27	100	98,284
3.95%, 03/14/28	265	264,803
4.06%, 04/25/28, (1-day SOFR + 1.36%)(a)	240	239,829
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(a)	325	329,169
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	225	228,757
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	15	15,714
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	410	430,785
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	272	282,423
Fifth Third Bank N.A., 2.25%, 02/01/27	250	246,111
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(d)	200	200,861
4.38%, 09/10/30(d)	200	200,708
4.66%, 01/22/30, (5-year CMT + 2.40%)(a)(d)	200	201,688
4.71%, 07/22/29, (1-day SOFR + 1.05%)(a)(d)	200	202,079
4.73%, 05/27/30, (1-day SOFR + 0.97%)(a)(d)	200	201,546
4.77%, 06/06/28(d)	200	202,989
4.86%, 01/29/29, (1-day SOFR + 1.20%)(a)(d)	200	202,527
5.00%, 02/28/29(d)	200	204,841
5.13%, 10/13/27(d)	200	203,385
5.80%, 01/16/35, (5-year CMT + 1.55%)(a)(d)	200	206,040
6.32%, 04/04/34, (5-year CMT + 1.70%)(a)(d)	400	415,260

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
First Citizens BancShares, Inc./NC, 5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)	$225	$228,182
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(a)	125	128,718
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	45	46,564
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(a)	160	163,649
Freedom Mortgage Corp., 12.25%, 10/01/30(b)	150	165,088
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(d)	200	202,790
Goldman Sachs Group, Inc.(The)
2.60%, 02/07/30	1,005	943,591
2.64%, 02/24/28, (1-day SOFR + 1.11%)(a)	1,013	998,640
3.62%, 03/15/28, (1-day SOFR + 1.85%)(a)	960	955,612
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(a)	760	756,674
3.80%, 03/15/30	920	906,048
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(a)	825	819,868
4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	1,800	1,801,282
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	750	749,446
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(a)	1,235	1,237,563
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	855	850,431
4.48%, 08/23/28, (1-day SOFR + 1.73%)(a)	950	955,744
4.52%, 01/21/32, (1-day SOFR + 0.96%)(a)	1,800	1,798,787
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	955	968,135
4.94%, 04/23/28, (1-day SOFR + 1.32%)(a)	260	262,765
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	970	993,483
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	930	958,683
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)	1,050	1,081,285
5.73%, 04/25/30, (1-day SOFR + 0.27%)(a)	760	793,480
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)	845	894,556
Grupo Aval Ltd., 4.38%, 02/04/30(d)	200	187,655
Gulf International Bank BSC, 5.75%, 06/05/29(d)	200	207,427
HDFC Bank Ltd., 5.18%, 02/15/29(d)	200	204,621
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(a)	620	599,557
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	635	604,606
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	590	537,688
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	465	435,101
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	1,050	1,039,045
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(a)	840	839,915
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(a)	885	893,161
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	450	451,647
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	755	761,721
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	540	547,829
4.95%, 03/31/30	840	860,011
5.13%, 11/19/28, (1-day SOFR + 1.04%)(a)	525	534,408
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	650	666,187
5.21%, 08/11/28, (1-day SOFR + 2.61%)(a)	795	808,160
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	700	720,394
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	745	769,277
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)	420	435,274
5.60%, 05/17/28, (1-day SOFR + 1.06%)(a)	550	560,385
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)	690	717,106
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	760	802,023
Security	Par (000)	Value
Banks (continued)
HSBC USA, Inc.
4.65%, 06/03/28	$200	$203,111
5.29%, 03/04/27	250	253,731
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	265	247,220
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	295	296,714
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)	300	300,459
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	375	385,820
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	355	372,038
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(a)	275	276,574
4.87%, 04/12/28, (1-day SOFR + 0.72%)(a)	250	252,135
5.65%, 01/10/30	250	261,515
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(d)	200	198,209
Industrial & Commercial Bank of China Ltd./Hong Kong
4.25%, 05/23/27, (1-day SOFR Index + 0.48%)(a)(d)	200	200,209
4.30%, 05/21/28, (1-day SOFR Index + 0.52%)(a)(d)	400	400,893
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	248,344
Industrial Bank Co. Ltd./Hong Kong, 4.36%, 08/14/27, (1-day SOFR Index + 0.56%)(a)(d)	200	200,061
ING Groep NV
3.95%, 03/29/27	460	460,272
4.02%, 03/28/28, (1-day SOFR + 1.83%)(a)	425	425,167
4.05%, 04/09/29	455	453,789
4.55%, 10/02/28	355	359,384
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	200	203,146
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	385	394,218
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	385	397,105
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	30	29,945
3.88%, 01/12/28(b)	180	178,860
Series XR, 4.00%, 09/23/29(b)	210	207,858
Israel Discount Bank Ltd., 5.38%, 01/26/28(b)(d)	200	201,899
Itau Unibanco Holding SA/Cayman Island, 6.00%, 02/27/30(c)(d)	400	415,003
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	150	133,272
2.07%, 06/01/29, (1-day SOFR + 1.02%)(a)	760	726,686
2.18%, 06/01/28, (1-day SOFR + 1.89%)(a)	490	478,664
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	1,115	1,038,327
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	1,205	1,145,177
2.95%, 02/24/28, (1-day SOFR + 1.17%)(a)	590	583,674
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(a)	900	847,833
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(a)	830	821,940
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(a)	767	762,896
3.63%, 12/01/27	355	353,400
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	823	811,343
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(a)	915	913,179
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(a)	765	764,346

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(a)	$795	$797,754
4.25%, 10/01/27	265	266,892
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)	680	676,259
4.32%, 04/26/28, (1-day SOFR + 1.56%)(a)	951	954,872
4.35%, 01/22/32, (1-day SOFR + 0.84%)(a)	505	503,821
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	815	822,754
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	975	982,281
4.51%, 10/22/28, (1-day SOFR + 0.86%)(a)	725	731,568
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)	710	718,431
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)	860	871,917
4.85%, 07/25/28, (1-day SOFR + 1.99%)(a)	1,050	1,062,883
4.92%, 01/24/29, (1-day SOFR + 0.80%)(a)	690	702,400
4.98%, 07/22/28, (1-day SOFR + 0.93%)(a)	810	821,458
5.00%, 07/22/30, (1-day SOFR + 1.13%)(a)	845	867,118
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)	855	876,651
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)	795	819,368
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	875	902,483
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)	795	818,114
5.57%, 04/22/28, (1-day SOFR + 0.93%)(a)	815	830,366
5.58%, 04/22/30, (1-day SOFR + 1.16%)(a)	925	963,697
6.09%, 10/23/29, (1-day SOFR + 1.57%)(a)	765	803,927
8.00%, 04/29/27	270	283,663
8.75%, 09/01/30	35	41,225
Kasikornbank PCL, 5.46%, 03/07/28(d)	200	204,797
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(a)(b)	200	199,302
4.93%, 10/16/30, (1-year CMT + 1.07%)(a)(b)	295	300,811
5.80%, 01/19/29, (1-year CMT + 2.10%)(a)(b)	305	314,836
KEB Hana Bank
3.25%, 03/30/27(d)	200	198,448
4.00%, 10/21/30(d)	200	198,932
5.75%, 10/24/28(d)	200	209,083
Keybank National Association
4.39%, 12/14/27	270	271,664
5.85%, 11/15/27	415	427,550
KeyCorp
2.25%, 04/06/27	235	230,229
2.55%, 10/01/29	220	208,177
4.10%, 04/30/28	275	275,406
5.12%, 04/04/31, (1-day SOFR Index + 1.22%)(a)(c)	225	230,430
KFH Sukuk Co.
5.01%, 01/17/29(d)	200	202,878
5.38%, 01/14/30(d)	400	412,245
Kookmin Bank
4.38%, 05/08/28(d)	200	201,726
4.50%, 02/01/29(d)	200	200,680
4.63%, 04/21/28(d)	200	202,780
5.25%, 05/08/29(d)	200	207,372
Korea Development Bank (The), 2.25%, 02/24/27	200	196,853
Kreditanstalt fuer Wiederaufbau
1.75%, 09/14/29	45	42,086
2.88%, 04/03/28	550	542,046
3.00%, 05/20/27	1,575	1,563,298
3.50%, 08/27/27	1,170	1,168,683
3.50%, 08/09/28	30	29,940
3.75%, 02/15/28	2,120	2,127,297
3.75%, 07/15/30	1,185	1,183,073
Security	Par (000)	Value
Banks (continued)
3.88%, 06/15/28	$3,211	$3,232,499
4.00%, 06/28/27	175	176,023
4.00%, 03/15/29	2,577	2,605,167
4.13%, 01/31/28	240	242,350
4.38%, 03/01/27	1,340	1,350,999
4.63%, 03/18/30	3,105	3,209,918
Series GLOB, 3.88%, 05/15/28	110	110,712
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	540	507,749
4.38%, 02/15/28(d)	70	70,912
4.63%, 02/13/30(d)	170	174,690
Landwirtschaftliche Rentenbank
1.00%, 02/25/28(d)	230	218,067
3.00%, 05/21/29(d)	505	494,013
3.88%, 09/28/27	192	192,708
3.88%, 06/14/28	1,350	1,357,367
4.13%, 05/28/30	1,125	1,140,535
4.63%, 04/17/29	206	211,761
Series 37, 2.50%, 11/15/27	382	374,519
LG Electronics, Inc., 5.63%, 04/24/27(d)	200	203,400
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	490	486,157
3.75%, 03/18/28, (1-year CMT + 1.80%)(a)	460	458,675
4.38%, 03/22/28	505	508,533
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	425	423,478
4.55%, 08/16/28	435	440,570
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	400	406,320
5.09%, 11/26/28, (1-year CMT + 0.85%)(a)	425	432,631
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	405	423,779
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	410	424,825
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	135	135,914
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	120	121,879
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	320	328,114
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	175	176,758
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)	235	254,627
Macquarie Bank Ltd.
3.62%, 06/03/30(b)	200	191,223
3.92%, 02/03/28(b)	185	185,381
4.33%, 06/12/28(b)	270	272,418
5.27%, 07/02/27(b)	250	255,054
Macquarie Group Ltd.
1.94%, 04/14/28, (1-day SOFR + 0.99%)(a)(b)	295	287,293
3.76%, 11/28/28, (3-mo. CME Term SOFR +1.63%)(a)(b)	390	387,247
4.10%, 06/21/28, (1-day SOFR + 2.13%)(a)(b)	180	179,790
4.65%, 03/27/29, (3-mo. CME Term SOFR +1.99%)(a)(b)(c)	160	161,323
5.03%, 01/15/30, (3-mo. CME Term SOFR +2.01%)(a)(b)	265	270,134
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	465	471,509
4.76%, 07/06/28, (1-day SOFR + 0.95%)(a)	270	272,513
MAR Finance LLC, 4.88%, 05/29/30(d)	200	203,742
Mashreq AL Islami Sukuk Co. Ltd., 5.03%, 04/22/30(d)	200	204,017
Metropolitan Bank & Trust Co., 5.38%, 03/06/29(d)	200	205,829
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	360	327,358
2.56%, 02/25/30	350	327,426

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.20%, 07/18/29	$500	$484,834
3.29%, 07/25/27	205	203,379
3.68%, 02/22/27	430	429,336
3.74%, 03/07/29	475	471,437
3.96%, 03/02/28	490	490,496
4.05%, 09/11/28	305	305,891
4.08%, 04/19/28, (1-year CMT + 1.30%)(a)	320	320,319
4.51%, 01/14/32, (1-year CMT + 0.80%)(a)	225	225,397
4.53%, 09/12/31, (1-year CMT + 0.80%)(a)	585	587,192
5.02%, 07/20/28, (1-year CMT + 1.95%)(a)	510	517,062
5.16%, 04/24/31, (1-year CMT + 1.17%)(a)	300	308,576
5.20%, 01/16/31, (1-year CMT + 0.78%)(a)	330	339,584
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	200	205,022
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)	210	216,458
5.35%, 09/13/28, (1-year CMT + 1.90%)(a)	390	398,224
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	345	354,262
5.48%, 02/22/31, (1-year CMT + 1.53%)(a)	200	207,911
Mizrahi Tefahot Bank Ltd., 5.05%, 01/28/31(b)(d)	200	199,678
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	385	345,382
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	320	291,481
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(a)	250	237,925
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	265	255,339
3.17%, 09/11/27	300	296,705
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	190	184,161
3.66%, 02/28/27	205	204,604
4.02%, 03/05/28	455	456,129
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(a)	310	310,838
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	400	404,378
5.10%, 05/13/31, (1-year CMT + 0.82%)(a)	250	256,410
5.38%, 05/26/30, (1-year CMT + 1.12%)(a)	205	212,098
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	365	377,565
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)	300	306,645
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	205	212,130
5.74%, 05/27/31, (1-year CMT + 1.65%)(a)	250	262,489
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	430	446,619
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	1,270	1,191,902
3.59%, 07/22/28(a)	1,025	1,018,311
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	1,085	1,053,245
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(a)	1,050	1,044,299
3.95%, 04/23/27	729	728,757
4.21%, 04/20/28, (1-day SOFR + 1.61%)(a)	910	912,018
4.24%, 01/09/30, (1-day SOFR + 0.80%)(a)	610	611,924
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	985	991,594
4.49%, 01/16/32, (1-day SOFR + 0.95%)(a)	760	759,402
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	950	961,634
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	535	544,724
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	775	793,612
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	867	884,156
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	1,000	1,021,742
5.17%, 01/16/30, (1-day SOFR + 1.45%)(a)	770	790,650
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	1,005	1,034,836
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	910	936,522
Security	Par (000)	Value
Banks (continued)
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	$750	$773,071
5.65%, 04/13/28, (1-day SOFR +1.01%)(a)	520	529,721
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	745	775,978
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	596	618,159
6.41%, 11/01/29, (1-day SOFR + 1.83%)(a)	640	676,962
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(a)	350	349,613
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	900	894,847
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(a)	500	506,925
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	700	713,200
5.50%, 05/26/28, (1-day SOFR + 0.87%)(a)	515	524,858
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR +0.78%)(a)	695	696,962
4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	715	719,526
4.47%, 11/19/31, (1-day SOFR + 1.02%)(a)	1,000	1,000,365
4.73%, 07/18/31, (1-day SOFR + 1.08%)(a)	935	947,171
Series ., 4.21%, 02/08/30, (1-day SOFR + 0.76%)(a)	750	749,768
Movida Europe SA, 7.85%, 04/11/29(d)	200	192,885
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.10%)(a)(d)	250	259,205
National Australia Bank Ltd.
2.33%, 08/21/30(b)	250	226,719
3.93%, 08/02/34, (5-year CMT + 1.88%)(a)(b)	410	400,490
National Australia Bank Ltd./New York
3.85%, 12/13/28	250	249,815
3.91%, 06/09/27	430	430,960
4.15%, 01/13/31	250	249,764
4.31%, 06/13/28	250	252,550
4.50%, 10/26/27	315	318,791
4.53%, 06/13/30	620	629,692
4.79%, 01/10/29	515	527,362
4.90%, 06/13/28	340	348,121
4.90%, 01/14/30	240	246,917
4.94%, 01/12/28	310	316,534
5.09%, 06/11/27	250	254,300
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)	250	250,522
4.50%, 10/10/29	310	313,486
4.95%, 02/01/28, (1-day SOFR + 0.80%)(a)	270	272,387
5.60%, 12/18/28	260	271,118
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(d)	200	205,363
National Securities Clearing Corp.
4.70%, 05/20/30(b)	210	214,181
4.90%, 06/26/29(b)	275	282,079
5.00%, 05/30/28(b)	280	286,364
5.10%, 11/21/27(b)	290	296,442
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	200	184,929
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)	300	296,459
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	425	426,857
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	545	554,257
4.96%, 08/15/30, (1-year CMT + 1.22%)(a)	395	403,214
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	540	553,067
5.12%, 05/23/31, (1-year CMT + 1.05%)(a)	400	410,153
5.52%, 09/30/28, (1-year CMT + 2.27%)(a)	335	342,914
5.58%, 03/01/28, (1-year CMT + 1.10%)(a)	210	213,463
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	390	406,001

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	$305	$320,906
NatWest Markets PLC
4.17%, 11/06/28(b)	200	200,474
4.41%, 11/06/30(b)	225	224,707
4.79%, 03/21/28(b)	235	238,718
5.02%, 03/21/30(b)	520	533,078
5.41%, 05/17/29(b)	235	243,784
5.42%, 05/17/27(b)	270	275,322
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(d)	200	206,313
NongHyup Bank
4.25%, 07/06/27(d)	200	200,849
4.88%, 07/03/28(d)	400	408,427
Nordea Bank Abp
4.25%, 08/28/30(b)	200	200,030
4.38%, 03/17/28(b)	60	60,548
4.38%, 09/10/29(b)	205	206,796
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)	75	75,077
5.00%, 03/19/27(b)	210	212,756
5.38%, 09/22/27(b)	410	419,221
Norinchukin Bank(The)
4.67%, 09/09/30(b)	5	5,027
4.87%, 09/14/27(b)	230	232,323
5.09%, 10/16/29(b)	290	296,375
5.43%, 03/09/28(b)	200	204,530
Northern Trust Corp.
1.95%, 05/01/30	320	293,100
3.15%, 05/03/29	125	121,881
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	107	105,581
3.65%, 08/03/28	50	49,893
4.00%, 05/10/27	460	461,385
4.15%, 11/19/30	75	74,987
NRW Bank
4.00%, 04/08/30(d)	500	502,117
4.50%, 01/24/28(d)	204	206,956
4.63%, 03/08/27(d)	462	466,034
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	265	264,992
3.75%, 09/05/29	316	316,011
4.00%, 05/28/28	20	20,161
4.13%, 01/18/29	625	632,510
4.25%, 03/01/28	380	384,696
4.50%, 01/24/30	385	394,892
4.75%, 05/21/27	700	709,912
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(d)	200	210,132
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(d)	200	212,925
Oversea-Chinese Banking Corp. Ltd.
4.60%, 06/15/32, (5-year CMT + 1.58%)(a)(d)	400	401,505
5.52%, 05/21/34, (5-year CMT + 1.03%)(a)(d)	200	206,869
Pinnacle Bank/Nashville TN
5.63%, 02/15/28	260	265,601
5.96%, 01/15/36, (5-year CMT + 2.30%)(a)	250	251,848
Pinnacle Financial Partners, Inc., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)	160	166,721
PNC Bank N.A.
2.70%, 10/22/29	250	236,514
3.25%, 01/22/28	330	326,557
4.05%, 07/26/28	370	370,041
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)	250	251,737
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc.(The)
2.55%, 01/22/30	$690	$649,382
3.15%, 05/19/27	325	322,096
3.45%, 04/23/29	520	512,398
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	485	495,134
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	365	376,861
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	446	457,008
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	540	561,890
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	837	866,318
QIB Sukuk Ltd.
4.49%, 09/17/29(d)	200	200,989
4.80%, 06/12/30(d)	200	203,100
5.58%, 11/22/28(d)	400	413,455
QIIB Senior Oryx Ltd.
4.50%, 11/13/30(d)	200	200,692
5.25%, 01/24/29(d)	200	205,072
QNB Bank AS, 7.25%, 05/21/29(d)	200	210,088
QNB Finance Ltd.
2.75%, 02/12/27(d)	200	197,377
4.50%, 07/24/30(d)	400	402,587
4.78%, 03/04/30, (1-day SOFR + 1.05%)(a)(d)	200	201,616
4.88%, 01/30/29(d)	400	405,365
4.88%, 04/02/29, (1-day SOFR + 1.20%)(a)	400	404,905
Regions Financial Corp.
1.80%, 08/12/28	130	123,087
5.72%, 06/06/30, (1-day SOFR +1.49%)(a)	230	239,976
Riyad Sukuk Ltd., 6.21%, 07/14/35, (5-year CMT + 2.25%)(a)(d)	400	406,377
Rizal Commercial Banking Corp., 5.50%, 01/18/29(d)	200	206,308
Royal Bank of Canada
3.63%, 05/04/27	420	419,402
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	300	300,139
4.24%, 08/03/27	445	447,830
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	315	313,874
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)	405	409,205
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	265	267,566
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)	680	690,256
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	330	334,084
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(a)	350	353,018
4.90%, 01/12/28	314	320,363
4.95%, 02/01/29	225	231,159
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	600	611,623
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)	420	430,048
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(a)	315	322,506
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	555	571,580
5.20%, 08/01/28	345	355,560
6.00%, 11/01/27	483	500,481
Santander Holdings USA, Inc.
4.40%, 07/13/27	375	376,427
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	330	338,300
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	250	255,668
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	185	191,812
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	320	334,231
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	410	427,629
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	240	250,910
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	280	278,567
4.32%, 09/22/29, (1-day SOFR Index + 1.70%)(a)	400	400,509
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	295	298,615
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	300	312,753

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	$470	$490,621
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(d)	400	404,075
Scotiabank Peru SAA, 6.10%, 10/01/35, (1-year CMT + 2.31%)(a)(d)	200	207,165
Security Bank Corp., 5.50%, 05/14/29(d)	200	207,821
Shanghai Commercial Bank Ltd., 6.38%, 02/28/33, (5-year CMT + 2.40%)(a)(d)	250	257,170
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(d)	200	198,397
4.00%, 04/23/29(d)	200	197,926
4.50%, 03/26/28(d)	400	401,804
Shinhan Financial Group Co. Ltd.
4.50%, 07/30/30(d)	200	200,532
5.00%, 07/24/28(d)	200	203,943
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(d)	200	200,178
SIB Sukuk Co. III Ltd.
4.60%, 11/12/30(d)	200	197,654
5.20%, 02/26/30(d)	200	203,691
Skandinaviska Enskilda Banken AB
4.50%, 09/03/30(b)	200	200,913
5.13%, 03/05/27(b)	195	197,743
5.38%, 03/05/29(b)	225	232,617
SNB Funding Ltd.
4.87%, 07/11/29, (1-day SOFR + 1.20%)(a)(d)	200	200,999
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(d)	400	409,597
SNB Sukuk Ltd., 5.13%, 02/27/29(d)	200	203,850
Societe Generale SA
3.00%, 01/22/30(b)	385	362,832
4.45%, 04/12/30, (1-day SOFR + 1.09%)(a)(b)	300	300,183
4.68%, 06/15/27(b)	410	413,758
4.75%, 09/14/28(b)	555	561,419
5.25%, 02/19/27(b)	300	303,527
5.25%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)	360	367,211
5.50%, 04/13/29, (1-year CMT + 1.20%)(a)(b)	300	307,372
5.51%, 05/22/31, (1-day SOFR + 1.65%)(a)(b)	465	480,303
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)	200	206,875
6.45%, 01/10/29, (1-year CMT + 2.55%)(a)(b)	485	504,281
Standard Chartered Bank/New York, 4.85%, 12/03/27	250	255,035
Standard Chartered PLC
4.30%, 02/19/27(b)	200	199,988
4.30%, 01/13/30, (1-year CMT + 0.77%)(a)(b)	200	199,848
4.31%, 05/21/30, (3-mo. SOFR US + 2.17%)(a)(b)	240	239,355
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(b)	615	620,045
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(a)(b)	100	100,535
5.01%, 10/15/30, (1-year CMT + 1.15%)(a)(b)	510	520,552
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(b)	360	370,140
5.55%, 01/21/29, (1-year CMT + 1.05%)(a)(b)	230	235,846
5.69%, 05/14/28, (1-year CMT + 1.05%)(a)(b)	295	300,671
6.30%, 01/09/29, (1-year CMT + 2.45%)(a)(b)	585	607,754
6.75%, 02/08/28, (1-year CMT + 1.85%)(a)(b)	200	205,188
7.02%, 02/08/30, (1-year CMT + 2.20%)(a)(b)	200	215,009
7.77%, 11/16/28, (1-year CMT + 3.45%)(a)(b)	235	249,506
State Bank of India/London
4.50%, 09/09/30(d)	200	199,996
5.00%, 01/17/29(d)	400	407,323
5.13%, 11/25/29(d)	200	205,084
State Street Bank & Trust Co., 4.78%, 11/23/29	255	262,261
Security	Par (000)	Value
Banks (continued)
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.73%)(a)	$235	$230,969
2.40%, 01/24/30	330	311,356
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	185	175,581
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	235	226,351
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(a)	155	155,838
4.33%, 10/22/27	385	388,550
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	350	353,947
4.54%, 02/28/28	335	339,688
4.54%, 04/24/28, (1-day SOFR + 0.95%)(a)	155	156,284
4.73%, 02/28/30	225	230,231
4.83%, 04/24/30	305	313,428
4.99%, 03/18/27	335	339,185
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	300	313,525
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)	195	201,369
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	620	586,822
2.13%, 07/08/30	600	546,603
2.47%, 01/14/29	200	190,824
2.72%, 09/27/29	205	194,360
2.75%, 01/15/30	520	490,630
3.04%, 07/16/29	740	712,467
3.35%, 10/18/27	312	309,381
3.36%, 07/12/27	665	660,473
3.54%, 01/17/28	240	238,248
3.94%, 07/19/28	200	200,053
4.11%, 01/15/29	200	200,017
4.31%, 10/16/28	255	256,989
4.49%, 01/15/32, (1-day SOFR + 1.02%)(a)	200	200,476
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)	250	252,291
5.24%, 04/15/30	260	268,940
5.32%, 07/09/29	200	206,999
5.52%, 01/13/28	680	700,178
5.71%, 01/13/30	440	462,132
5.72%, 09/14/28	390	405,801
5.80%, 07/13/28	200	208,220
5.85%, 07/13/30	300	317,762
Sumitomo Mitsui Trust Bank Ltd.
2.80%, 03/10/27(b)	195	192,693
4.45%, 09/10/27(b)	205	206,728
4.50%, 03/13/28(b)	185	186,786
4.50%, 09/10/29(b)	205	207,020
4.70%, 03/13/30(b)	570	579,176
4.95%, 09/15/27(b)	210	213,252
5.20%, 03/07/27(b)	230	233,138
5.20%, 03/07/29(b)	200	205,934
5.50%, 03/09/28(b)	185	190,584
5.55%, 09/14/28(b)	170	176,338
Svenska Handelsbanken AB
3.95%, 06/10/27(b)	265	265,481
4.38%, 05/23/28(b)	250	252,726
5.13%, 05/28/27(b)	250	254,248
5.50%, 06/15/28(b)	330	340,868
Swedbank AB
5.00%, 11/20/29(b)	220	227,005
5.08%, 05/21/30(b)	200	205,892
5.34%, 09/20/27(b)	300	306,575
5.41%, 03/14/29(b)	270	279,679
Synchrony Bank, 5.63%, 08/23/27	280	285,272

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
TC Ziraat Bankasi AS
7.25%, 02/04/30(d)	$200	$207,280
8.00%, 01/16/29(d)	200	212,276
8.99%, 08/02/34, (5-year CMT + 4.33%)(a)(d)	200	211,609
Toronto-Dominion Bank(The)
2.80%, 03/10/27	404	399,426
3.91%, 01/13/28	75	75,020
4.11%, 06/08/27	535	536,464
4.11%, 10/13/28	210	210,428
4.41%, 01/13/31	100	100,277
4.57%, 06/02/28	200	202,578
4.69%, 09/15/27	535	541,512
4.78%, 12/17/29	330	337,981
4.81%, 06/03/30	390	397,946
4.86%, 01/31/28	390	396,573
4.98%, 04/05/27	250	253,150
4.99%, 04/05/29	355	364,383
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	300	305,114
5.16%, 01/10/28	475	485,759
5.52%, 07/17/28	350	362,585
Truist Bank
2.25%, 03/11/30	355	324,997
4.14%, 10/23/29, (1-day SOFR + 0.91%)(a)	250	249,788
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	250	251,378
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(a)	250	250,272
Truist Financial Corp.
1.13%, 08/03/27	250	240,028
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	315	299,718
1.95%, 06/05/30	230	209,109
3.88%, 03/19/29	180	178,197
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	390	390,864
4.60%, 01/27/32, (1-day SOFR + 0.96%)(a)	200	200,519
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	545	553,449
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	420	430,422
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	600	621,009
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	495	532,810
Turkiye Garanti Bankasi AS
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(d)	400	413,521
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(d)	200	208,039
Turkiye Is Bankasi AS, 7.75%, 06/12/29(d)	200	210,662
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(d)	200	204,211
7.25%, 07/31/30(d)	200	206,075
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(d)	200	211,581
9.00%, 10/12/28(d)	200	217,026
U.S. Bancorp
1.38%, 07/22/30	430	380,600
3.00%, 07/30/29	305	294,009
3.90%, 04/26/28	85	85,146
4.48%, 01/26/32, (1-day SOFR + 0.86%)(a)	275	275,519
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	825	831,643
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	575	581,885
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	425	436,219
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	400	411,223
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	415	427,172
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	435	450,087
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	660	685,075
Series X, 3.15%, 04/27/27	390	387,239
UBS AG/London, 5.65%, 09/11/28	275	286,847
Security	Par (000)	Value
Banks (continued)
UBS Group AG
3.13%, 08/13/30, (3-mo. SOFR US + 1.73%)(a)(b)	$545	$523,584
3.87%, 01/12/29, (3-mo. SOFR US + 1.67%)(a)(b)	715	711,347
4.15%, 12/23/29, (1-day SOFR + 0.84%)(a)(b)	200	199,746
4.19%, 04/01/31, (1-day SOFR + 3.73%)(a)(b)	1,050	1,039,604
4.25%, 03/23/28(b)	565	566,103
4.28%, 01/09/28(b)	760	761,659
4.40%, 09/23/31, (1-day SOFR + 1.06%)(a)(b)	405	402,807
4.75%, 05/12/28, (1-year CMT + 1.75%)(a)(b)	380	382,992
5.43%, 02/08/30, (1-year CMT + 1.52%)(a)(b)	850	878,223
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(a)(b)	465	485,788
6.25%, 09/22/29, (1-year CMT + 1.80%)(a)(b)	475	499,382
6.44%, 08/11/28, (1-day SOFR + 3.70%)(a)(b)	515	532,411
UniCredit SpA
4.63%, 04/12/27(b)	70	70,436
5.46%, 06/30/35, (5-year CMT + 4.75%)(a)(b)	520	530,815
5.86%, 06/19/32, (5-year USD ICE Swap + 3.70%)(a)(b)	330	335,456
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(a)(b)	350	375,199
United Overseas Bank Ltd.
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)	205	203,480
4.40%, 04/02/28(b)	200	202,321
Warba Sukuk Ltd., 5.35%, 07/10/29(d)	200	205,155
Webster Financial Corp., 4.10%, 03/25/29	100	99,095
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(a)	1,160	1,135,702
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	1,040	971,429
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	1,140	1,085,644
3.53%, 03/24/28, (1-day SOFR + 1.51%)(a)	1,305	1,297,940
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(a)	985	979,578
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)	815	813,977
4.15%, 01/24/29	945	949,114
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)	570	570,367
4.30%, 07/22/27	780	783,609
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(a)	950	954,153
4.81%, 07/25/28, (1-day SOFR + 1.98%)(a)	1,019	1,030,542
4.97%, 04/23/29, (1-day SOFR + 1.37%)(a)	895	911,803
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)	1,360	1,400,528
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)	885	911,327
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)	1,160	1,198,141
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	1,475	1,526,183
5.71%, 04/22/28, (1-day SOFR + 0.07%)(a)	990	1,009,930
6.30%, 10/23/29, (1-day SOFR + 1.79%)(a)	970	1,024,156
Series B, 7.95%, 11/15/29	105	118,245
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(a)	150	151,704
Westpac Banking Corp.
1.95%, 11/20/28	415	394,638
2.65%, 01/16/30	245	232,323
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	250	226,905
3.35%, 03/08/27	330	328,602
3.40%, 01/25/28	385	382,270
4.04%, 08/26/27	430	432,217
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	350	344,899
4.35%, 07/01/30	255	256,937

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.05%, 04/16/29	$255	$263,800
5.46%, 11/18/27	387	398,227
5.54%, 11/17/28	325	339,321
Westpac New Zealand Ltd.
4.22%, 09/16/30(b)	200	198,840
4.90%, 02/15/28(b)	260	264,417
4.94%, 02/27/30(b)	205	209,589
5.13%, 02/26/27(b)	200	202,493
5.20%, 02/28/29(b)	260	268,103
Wintrust Financial Corp., 4.85%, 06/06/29	55	54,863
Woori Bank
4.75%, 01/24/29(d)	200	203,837
4.88%, 01/26/28(d)	200	203,446
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(d)	200	207,069
9.25%, 10/16/28(d)	200	219,065
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(d)	400	425,079
Zions Bancorp N.A., 3.25%, 10/29/29	5	4,721
		405,654,070
Beverages — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(d)	200	187,123
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	520	508,005
4.75%, 01/23/29	917	935,905
4.90%, 01/23/31	250	258,298
Bacardi Ltd., 4.70%, 05/15/28(d)	305	307,604
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	150	152,820
Bacardi-Martini BV, 5.55%, 02/01/30(b)	205	211,233
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(d)	300	298,055
Coca-Cola Co.(The)
1.00%, 03/15/28	334	316,054
1.45%, 06/01/27	605	588,363
1.50%, 03/05/28	90	86,150
1.65%, 06/01/30	450	407,818
2.13%, 09/06/29	350	330,188
2.90%, 05/25/27	150	148,647
3.38%, 03/25/27	400	398,942
3.45%, 03/25/30	425	416,358
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	170	175,501
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	250	236,237
Coca-Cola Icecek A/S, 4.50%, 01/20/29(d)	200	197,442
Constellation Brands, Inc.
2.88%, 05/01/30	190	179,331
3.15%, 08/01/29	295	284,882
3.50%, 05/09/27	215	213,709
3.60%, 02/15/28	280	277,889
4.35%, 05/09/27	249	249,928
4.65%, 11/15/28	95	96,238
4.80%, 01/15/29	165	167,814
4.80%, 05/01/30	95	96,617
Diageo Capital PLC
2.00%, 04/29/30	300	274,530
2.38%, 10/24/29	325	306,098
3.88%, 05/18/28	185	185,009
5.30%, 10/24/27	305	312,306
Diageo Investment Corp., 5.13%, 08/15/30	250	258,646
Heineken NV, 3.50%, 01/29/28(b)	415	410,936
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	220	209,155
Security	Par (000)	Value
Beverages (continued)
3.43%, 06/15/27	$135	$133,906
3.95%, 04/15/29	355	351,701
4.35%, 05/15/28	145	145,612
4.60%, 05/25/28	530	534,466
4.60%, 05/15/30	155	155,657
5.05%, 03/15/29	270	275,697
5.10%, 03/15/27	165	166,779
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	225	228,786
4.65%, 02/16/27	165	166,349
PepsiCo, Inc.
1.63%, 05/01/30	300	271,924
2.63%, 03/19/27	30	29,634
2.63%, 07/29/29	305	291,669
2.75%, 03/19/30	550	523,079
3.00%, 10/15/27	430	425,732
3.60%, 02/18/28	340	339,295
4.10%, 01/15/29	195	196,434
4.30%, 07/23/30	275	277,695
4.40%, 02/07/27	175	176,120
4.45%, 02/07/28	225	228,149
4.45%, 05/15/28	250	253,893
4.50%, 07/17/29	350	356,872
4.60%, 02/07/30	310	316,650
7.00%, 03/01/29	230	250,177
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(b)	210	197,889
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(b)	235	229,742
6.25%, 04/01/29(b)	235	235,375
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	205	210,090
		16,653,203
Biotechnology — 0.2%
Amgen, Inc.
1.65%, 08/15/28	480	453,996
2.20%, 02/21/27	580	570,055
2.45%, 02/21/30	420	392,711
3.00%, 02/22/29	425	412,626
3.20%, 11/02/27	200	197,843
4.05%, 08/18/29	430	429,840
5.15%, 03/02/28	1,240	1,269,221
5.25%, 03/02/30	895	928,741
Biocon Biologics Global PLC, 6.67%, 10/09/29(d)	200	202,754
Biogen, Inc., 2.25%, 05/01/30	460	422,855
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27	190	188,558
CSL Finance PLC
3.85%, 04/27/27(b)	195	194,767
4.05%, 04/27/29(b)	35	34,898
Emergent BioSolutions, Inc., 3.88%, 08/15/28(b)	135	120,422
Gilead Sciences, Inc.
1.20%, 10/01/27	255	244,713
1.65%, 10/01/30	350	313,565
2.95%, 03/01/27	480	475,938
4.80%, 11/15/29	195	200,297
Illumina, Inc.
4.75%, 12/12/30	125	126,275
5.75%, 12/13/27	140	144,123
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	265	237,160
Royalty Pharma PLC
1.75%, 09/02/27	262	252,872

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
2.20%, 09/02/30	$35	$31,819
5.15%, 09/02/29	230	236,866
		8,082,915
Building Materials — 0.3%
ACProducts Holdings, Inc., 6.38%, 05/15/29(b)	165	79,472
Amrize Finance U.S. LLC
4.60%, 04/07/27	255	256,695
4.70%, 04/07/28	55	55,759
4.95%, 04/07/30	300	307,103
Boise Cascade Co., 4.88%, 07/01/30(b)	120	119,662
Builders FirstSource, Inc., 5.00%, 03/01/30(b)	175	174,329
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)(c)	215	166,910
Carlisle Companies, Inc.
2.75%, 03/01/30	220	207,850
3.75%, 12/01/27	295	293,903
Carrier Global Corp.
2.49%, 02/15/27	380	374,778
2.72%, 02/15/30	605	570,100
Cemex SAB de CV
5.20%, 09/17/30(d)	200	202,472
7.20%, (5-year CMT + 3.52%)(a)(d)(i)	400	419,023
Cornerstone Building Brands, Inc.
6.13%, 01/15/29(b)	120	52,913
9.50%, 08/15/29(b)	205	154,883
CP Atlas Buyer, Inc.
9.75%, 07/15/30(b)	145	150,824
12.75%, 01/15/31, (7.00 % in Cash and 5.75 % in PIK)(b)(h)	154	141,833
CRH America Finance, Inc.
3.40%, 05/09/27(b)	210	208,563
3.95%, 04/04/28(b)	230	229,490
CRH SMW Finance DAC
5.13%, 01/09/30	360	370,993
5.20%, 05/21/29	200	206,460
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(b)	855	886,326
Fortune Brands Innovations, Inc., 3.25%, 09/15/29	180	173,797
Griffon Corp., 5.75%, 03/01/28	295	294,855
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	70	69,876
Jeld-Wen, Inc., 4.88%, 12/15/27(b)(c)	125	109,797
JH North America Holdings, Inc., 5.88%, 01/31/31(b)	10	10,175
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	20	17,878
5.50%, 04/19/29	240	250,110
Knowledge City Guangzhou Investment Group Co. Ltd., 5.40%, 03/11/28(d)	200	203,759
Lennox International, Inc.
1.70%, 08/01/27	140	135,395
5.50%, 09/15/28	230	237,435
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(d)	200	203,589
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	115	111,588
Martin Marietta Materials, Inc.
3.45%, 06/01/27	35	34,801
3.50%, 12/15/27	265	263,038
Series CB, 2.50%, 03/15/30	170	158,630
Masco Corp.
1.50%, 02/15/28	235	223,506
Security	Par (000)	Value
Building Materials (continued)
3.50%, 11/15/27	$75	$74,373
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(b)	160	155,239
Mohawk Industries, Inc.
3.63%, 05/15/30	155	150,772
5.85%, 09/18/28	260	271,145
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28(b)	205	205,105
9.75%, 07/15/28(b)(c)	80	80,622
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/30(b)	180	106,203
Owens Corning
3.50%, 02/15/30	170	165,126
3.88%, 06/01/30	135	132,321
3.95%, 08/15/29	105	104,270
5.50%, 06/15/27	110	112,123
Sisecam U.K. PLC, 8.25%, 05/02/29(d)	200	205,847
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	325	326,203
Standard Industries, Inc./New York
3.38%, 01/15/31(b)	350	322,953
4.38%, 07/15/30(b)	475	458,715
4.75%, 01/15/28(b)	340	338,426
Trane Technologies Financing Ltd., 3.80%, 03/21/29	180	179,318
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	205	204,930
Vulcan Materials Co.
3.50%, 06/01/30	200	193,755
3.90%, 04/01/27	85	85,008
4.95%, 12/01/29	160	164,125
		12,165,149
Chemicals — 0.5%
Advancion Sciences, Inc., 9.25%, 11/01/26, (9.25 % PIK)(b)(h)	25	21,523
Air Liquide Finance SA, 2.25%, 09/10/29(b)	265	248,654
Air Products and Chemicals, Inc.
1.85%, 05/15/27	50	48,834
2.05%, 05/15/30	300	276,241
4.30%, 06/11/28	105	106,014
4.60%, 02/08/29	367	373,757
Albemarle Corp., 4.65%, 06/01/27	270	271,784
Alpek SAB de CV, 4.25%, 09/18/29(d)	200	186,970
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	245	235,804
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	150	149,645
Bayport Polymers LLC, 4.74%, 04/14/27(b)	55	55,159
Braskem Netherlands Finance BV
4.50%, 01/10/28(d)	400	181,453
4.50%, 01/31/30(d)	400	172,596
Cabot Corp., 4.00%, 07/01/29	65	64,444
Celanese U.S. Holdings LLC
6.50%, 04/15/30	225	228,690
6.85%, 11/15/28	209	219,434
7.05%, 11/15/30	305	322,283
7.33%, 07/15/29	230	241,841
Chemours Co.(The)
4.63%, 11/15/29(b)	200	186,573
5.38%, 05/15/27	190	191,285
5.75%, 11/15/28(b)	265	262,977

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28(b)	$110	$108,866
4.75%, 05/15/30(b)	125	126,570
CNAC HK Finbridge Co. Ltd.
3.88%, 06/19/29(d)	400	395,204
4.13%, 07/19/27(d)	600	600,420
5.13%, 03/14/28(d)	600	611,770
Consolidated Energy Finance SA, 5.63%, 10/15/28(b)	210	173,556
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	184	184,370
Dow Chemical Co.(The)
4.80%, 11/30/28	190	193,275
4.80%, 01/15/31	265	264,050
7.38%, 11/01/29	236	260,138
DuPont de Nemours, Inc.
4.73%, 11/15/28(c)	40	40,767
4.73%, 11/15/28(b)	231	234,042
Eastman Chemical Co.
4.50%, 12/01/28	180	181,755
5.00%, 08/01/29	245	250,254
Ecolab, Inc.
1.65%, 02/01/27	355	347,796
3.25%, 12/01/27	80	79,449
4.30%, 06/15/28	30	30,301
4.80%, 03/24/30	240	246,022
5.25%, 01/15/28	390	400,529
EIDP, Inc., 2.30%, 07/15/30	65	60,158
Element Solutions, Inc., 3.88%, 09/01/28(b)	285	277,968
FMC Corp.
3.45%, 10/01/29	185	165,607
8.45%, 11/01/55, (5-year CMT + 4.37%)(a)	100	80,570
GC Treasury Center Co. Ltd., 6.50%, , (5-year CMT + 2.82%)(a)(d)(i)	200	202,329
HB Fuller Co.
4.00%, 02/15/27	85	84,006
4.25%, 10/15/28	90	88,530
Herens Holdco SARL, 4.75%, 05/15/28(b)	135	118,818
Huntsman International LLC, 4.50%, 05/01/29	230	221,547
INEOS Finance PLC
6.75%, 05/15/28(b)	155	136,869
7.50%, 04/15/29(b)	260	221,048
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	155	123,035
Ingevity Corp., 3.88%, 11/01/28(b)	180	174,955
Innophos Holdings, Inc., 11.50%, 06/15/29(b)	161	158,820
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(b)	300	288,637
4.45%, 09/26/28	75	75,342
Kraton Corp., 5.00%, 07/15/27(d)	200	202,656
LG Chem Ltd., 3.63%, 04/15/29(d)	200	195,341
Linde, Inc./CT, 1.10%, 08/10/30	37	32,508
LYB Finance Co. BV, 8.10%, 03/15/27(b)	91	94,718
LYB International Finance II BV, 3.50%, 03/02/27	235	233,795
LYB International Finance III LLC
2.25%, 10/01/30	115	102,626
5.13%, 01/15/31	35	35,172
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(d)	200	204,904
Mativ Holdings, Inc., 8.00%, 10/01/29(b)	115	115,953
MEGlobal BV, 2.63%, 04/28/28(d)	200	192,218
MEGlobal Canada ULC, 5.88%, 05/18/30(d)	200	209,752
Security	Par (000)	Value
Chemicals (continued)
Methanex Corp.
5.13%, 10/15/27	$220	$220,675
5.25%, 12/15/29	205	206,163
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	135	134,490
Momentive Performance Materials, Inc., 4.13%, 10/22/28(d)	200	199,553
Mosaic Co.(The)
4.05%, 11/15/27	230	230,133
4.35%, 01/15/29	50	50,166
4.60%, 11/15/30	40	40,107
5.38%, 11/15/28	177	182,630
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(b)	115	106,006
Nutrien Ltd.
2.95%, 05/13/30	165	156,109
4.20%, 04/01/29	250	249,983
4.50%, 03/12/27	125	125,672
4.90%, 03/27/28	215	218,733
5.20%, 06/21/27	240	243,725
OCP SA, 6.10%, 04/30/30(d)	200	207,962
Olin Corp.
5.00%, 02/01/30	155	151,421
5.63%, 08/01/29(c)	230	230,891
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(b)	255	247,062
6.25%, 10/01/29(b)	120	117,911
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(d)	200	201,876
PPG Industries, Inc.
2.55%, 06/15/30	100	93,278
2.80%, 08/15/29	55	52,665
3.75%, 03/15/28	125	124,686
Rain Carbon, Inc., 12.25%, 09/01/29(b)	140	148,977
RPM International, Inc.
3.75%, 03/15/27	150	149,459
4.55%, 03/01/29	115	116,358
SABIC Capital II BV, 4.50%, 10/10/28(d)	400	402,582
Sasol Financing USA LLC
6.50%, 09/27/28	200	198,767
8.75%, 05/03/29(d)	400	410,647
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(b)	365	363,588
6.63%, 05/01/29(b)	200	200,004
Sherwin-Williams Co.(The)
2.30%, 05/15/30	150	138,302
2.95%, 08/15/29	255	245,184
3.45%, 06/01/27	600	596,395
4.30%, 08/15/28	165	166,167
4.50%, 08/15/30	115	116,001
4.55%, 03/01/28	50	50,635
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	225	221,816
SNF Group SACA
3.13%, 03/15/27(b)	130	128,001
3.38%, 03/15/30(b)	105	98,679
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(d)	200	199,475
Syensqo Finance America LLC, 5.65%, 06/04/29(b)	245	253,822
Tronox, Inc.
4.63%, 03/15/29(b)(c)	360	276,484
9.13%, 09/30/30(b)(c)	120	118,915

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Vibrantz Technologies, Inc., 9.00%, 02/15/30(b)(c)	$230	$86,538
Westlake Corp., 3.38%, 06/15/30	115	110,121
WR Grace Holdings LLC
4.88%, 06/15/27(b)	190	190,000
5.63%, 08/15/29(b)	350	334,751
Xianjin Industry Investment Co. Ltd., 4.75%, 04/16/28(d)	200	200,848
Yara International ASA
3.15%, 06/04/30(b)	200	188,372
4.75%, 06/01/28(b)	350	353,703
YPF SA, 9.00%, 06/30/29(a)(d)(j)	200	207,441
		22,936,906
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	120	126,372
Coronado Finance Pty Ltd., 9.25%, 10/01/29(b)	135	127,537
SunCoke Energy, Inc., 4.88%, 06/30/29(b)	170	160,185
Warrior Met Coal, Inc., 7.88%, 12/01/28(b)	45	45,854
		459,948
Commercial Services — 0.7%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(d)	200	196,981
4.20%, 08/04/27(d)	200	197,252
4.38%, 07/03/29(d)	200	194,624
ADT Security Corp. (The), 4.13%, 08/01/29(b)	275	267,801
Adtalem Global Education, Inc., 5.50%, 03/01/28(b)	136	135,882
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)	415	433,110
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(b)	285	282,607
6.88%, 06/15/30(b)	290	301,151
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(b)	640	631,625
Alta Equipment Group, Inc., 9.00%, 06/01/29(b)(c)	175	167,030
AMN Healthcare, Inc.
4.00%, 04/15/29(b)(c)	105	100,425
6.50%, 01/15/31(b)	125	126,937
APi Group DE, Inc.
4.13%, 07/15/29(b)(c)	65	63,295
4.75%, 10/15/29(b)	85	83,476
Ashtead Capital, Inc.
4.00%, 05/01/28(b)	200	198,387
4.25%, 11/01/29(b)	155	153,543
4.38%, 08/15/27(b)	485	484,857
Automatic Data Processing, Inc.
1.25%, 09/01/30	300	265,260
1.70%, 05/15/28	275	263,230
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(b)	175	171,201
5.38%, 03/01/29(b)	225	219,391
5.75%, 07/15/27(b)	117	116,898
5.75%, 07/15/27(b)	97	97,016
8.25%, 01/15/30(b)	205	212,161
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	335	341,468
Block Financial LLC
2.50%, 07/15/28	245	234,771
3.88%, 08/15/30	200	192,661
Security	Par (000)	Value
Commercial Services (continued)
Block, Inc., 5.63%, 08/15/30(b)	$345	$351,162
Brink's Co.(The)
4.63%, 10/15/27(b)	230	229,735
6.50%, 06/15/29(b)	90	92,881
Carriage Services, Inc., 4.25%, 05/15/29(b)	130	125,233
Champions Financing, Inc., 8.75%, 02/15/29(b)(c)	180	174,640
Cintas Corp. No. 2
3.70%, 04/01/27	345	344,333
4.20%, 05/01/28	125	125,743
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(b)	455	461,358
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	277	261,483
4.88%, 07/01/29(b)	285	244,708
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27(d)	200	199,969
5.00%, 08/06/28(d)	200	204,345
CoreCivic, Inc.
4.75%, 10/15/27	95	94,824
8.25%, 04/15/29	170	178,112
Cornell University, Series 2025, 4.17%, 06/15/30	115	115,324
CPI CG, Inc., 10.00%, 07/15/29(b)	93	99,066
Dcli Bidco LLC, 7.75%, 11/15/29(b)	165	168,036
Deluxe Corp.
8.00%, 06/01/29(b)	150	152,574
8.13%, 09/15/29(b)	135	141,770
DP World Crescent Ltd.
3.75%, 01/30/30(d)	200	193,188
3.88%, 07/18/29(d)	200	194,696
4.85%, 09/26/28(d)	400	403,061
Element Fleet Management Corp.
4.64%, 11/24/30(b)	150	150,248
5.04%, 03/25/30(b)	195	199,092
5.64%, 03/13/27(b)	105	106,672
6.32%, 12/04/28(b)	305	321,417
Equifax, Inc.
3.10%, 05/15/30	150	142,234
4.80%, 09/15/29	185	187,984
5.10%, 12/15/27	280	285,161
5.10%, 06/01/28	255	260,444
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)	390	408,201
ERAC USA Finance LLC
4.60%, 05/01/28(b)	410	415,403
5.00%, 02/15/29(b)	280	287,197
Experian Finance PLC
2.75%, 03/08/30(b)	265	249,499
4.25%, 02/01/29(b)	215	215,325
Garda World Security Corp.
6.00%, 06/01/29(b)	150	147,847
6.50%, 01/15/31(b)	200	205,048
7.75%, 02/15/28(b)	135	137,863
GEO Group, Inc. (The), 8.63%, 04/15/29	195	203,993
Global Payments, Inc.
2.90%, 05/15/30	350	325,188
3.20%, 08/15/29	415	396,604
4.45%, 06/01/28	135	135,545
4.50%, 11/15/28	300	301,284
4.88%, 11/15/30	570	569,954
4.95%, 08/15/27	299	302,471
5.30%, 08/15/29	140	143,342
Grand Canyon University, 5.13%, 10/01/28	125	125,229

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Herc Holdings, Inc.
6.63%, 06/15/29(b)	$230	$238,026
7.00%, 06/15/30(b)	490	514,071
Hertz Corp.(The)
4.63%, 12/01/26(b)	4	3,781
5.00%, 12/01/29(b)	315	209,011
12.63%, 07/15/29(b)	385	387,661
HPHT Finance 25 Ltd., 5.00%, 02/21/30(d)	200	202,961
Hutama Karya Persero PT, 3.75%, 05/11/30(d)	200	192,356
Kaspi.KZ JSC, 6.25%, 03/26/30(d)	400	410,862
Korn Ferry, 4.63%, 12/15/27(b)	125	124,806
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30	140	140,545
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	240	239,612
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(d)	200	208,345
Mobius Merger Sub, Inc., 9.00%, 06/01/30(b)	150	89,311
Moody's Corp.
3.25%, 01/15/28	190	187,607
4.25%, 02/01/29	100	100,829
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)	285	280,917
OT Midco, Inc., 10.00%, 02/15/30(b)	215	100,593
PayPal Holdings, Inc.
2.30%, 06/01/30	330	305,622
2.85%, 10/01/29	460	441,023
3.90%, 06/01/27	245	245,465
4.45%, 03/06/28	115	116,242
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(b)	115	102,981
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)	330	323,333
PROG Holdings, Inc., 6.00%, 11/15/29(b)	175	173,162
PSA Treasury Pte Ltd., 2.25%, 04/30/30(d)	200	186,062
Quanta Services, Inc.
2.90%, 10/01/30	10	9,380
4.30%, 08/09/28	115	115,611
4.75%, 08/09/27	115	116,384
RELX Capital, Inc.
3.00%, 05/22/30	200	190,198
4.00%, 03/18/29	305	304,174
4.75%, 03/27/30	290	295,377
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(b)	200	203,583
RR Donnelley & Sons Co.
9.50%, 08/01/29(b)	325	338,378
10.88%, 08/01/29(b)	170	174,666
S&P Global, Inc.
1.25%, 08/15/30	200	175,916
2.45%, 03/01/27	504	496,862
2.50%, 12/01/29	175	165,503
2.70%, 03/01/29	390	375,574
4.25%, 05/01/29	465	467,639
4.25%, 01/15/31(b)	110	109,788
4.75%, 08/01/28	55	56,057
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)	305	308,125
Service Corp. International/U.S.
3.38%, 08/15/30	250	234,036
4.63%, 12/15/27	185	184,802
5.13%, 06/01/29	225	226,454
7.50%, 04/01/27	55	56,817
Security	Par (000)	Value
Commercial Services (continued)
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(d)	$200	$186,618
Shanghai Port Group BVI Development Co. Ltd., 2.85%, 09/11/29(d)	200	192,422
Signal Parent, Inc., 6.13%, 04/01/29(b)	90	36,103
Sotheby's, 7.38%, 10/15/27(b)	255	254,064
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	90	86,361
StoneMor, Inc., 8.50%, 05/15/29(b)	125	122,488
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(b)	170	177,394
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27(b)	115	114,214
TriNet Group, Inc., 3.50%, 03/01/29(b)	170	160,893
Trustees of Dartmouth College, 4.27%, 06/01/30	75	75,295
UL Solutions, Inc., 6.50%, 10/20/28	130	136,998
United Rentals North America, Inc.
3.88%, 11/15/27	225	223,049
4.00%, 07/15/30	220	212,705
4.88%, 01/15/28	500	500,042
5.25%, 01/15/30	250	252,807
6.00%, 12/15/29(b)	350	358,845
Upbound Group, Inc., 6.38%, 02/15/29(b)	185	183,279
Verisk Analytics, Inc., 4.13%, 03/15/29	105	104,961
Veritiv Operating Co., 10.50%, 11/30/30(b)	370	396,620
VM Consolidated, Inc., 5.50%, 04/15/29(b)	100	98,381
VT Topco, Inc., 8.50%, 08/15/30(b)(c)	145	148,471
Williams Scotsman, Inc.
4.63%, 08/15/28(b)	175	174,378
6.63%, 06/15/29(b)	150	154,972
6.63%, 04/15/30(b)	155	160,507
Wuhan Financial Holdings Group Co. Ltd., 5.40%, 11/05/27(d)	200	201,136
Yale University, Series 2020, 1.48%, 04/15/30	5	4,515
		31,760,552
Computers — 0.5%
Accenture Capital, Inc.
3.90%, 10/04/27	300	301,255
4.05%, 10/04/29	405	406,249
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)	130	128,689
Amdocs Ltd., 2.54%, 06/15/30	205	188,342
Apple, Inc.
1.20%, 02/08/28	895	853,049
1.25%, 08/20/30	350	310,642
1.40%, 08/05/28	790	748,013
1.65%, 05/11/30	520	472,941
2.20%, 09/11/29	630	595,648
2.90%, 09/12/27	355	351,139
3.00%, 06/20/27	630	625,185
3.00%, 11/13/27	415	411,242
3.20%, 05/11/27	405	402,926
3.25%, 08/08/29	325	319,461
3.35%, 02/09/27	800	797,424
4.00%, 05/10/28	570	574,461
4.00%, 05/12/28	280	282,264
4.15%, 05/10/30	200	201,922
4.20%, 05/12/30	330	333,490
ASGN, Inc., 4.63%, 05/15/28(b)	180	176,786
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(b)	238	234,240
4.00%, 07/01/29(b)(c)	250	245,577
CGI, Inc., 4.95%, 03/14/30	255	258,279

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(b)	$205	$167,217
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	240	229,593
Dell International LLC/EMC Corp.
4.15%, 02/15/29	250	249,867
4.35%, 02/01/30	230	229,725
4.75%, 04/01/28	240	243,372
5.00%, 04/01/30	340	347,840
5.25%, 02/01/28	442	452,066
5.30%, 10/01/29	540	556,919
6.10%, 07/15/27	205	210,282
6.20%, 07/15/30	225	240,071
Dell, Inc., 7.10%, 04/15/28	115	121,956
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)	295	312,733
DXC Technology Co., 2.38%, 09/15/28	200	190,642
Gartner, Inc.
3.63%, 06/15/29(b)	240	231,548
3.75%, 10/01/30(b)	250	237,005
4.50%, 07/01/28(b)	315	313,722
Genpact Luxembourg Sarl/Genpact USA, Inc., 6.00%, 06/04/29	125	131,013
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	75	75,143
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	235	235,186
4.15%, 09/15/28	225	225,325
4.40%, 09/25/27	355	356,973
4.40%, 10/15/30	225	223,914
4.55%, 10/15/29	660	664,847
5.25%, 07/01/28	250	256,354
HP, Inc.
3.00%, 06/17/27	360	355,209
3.40%, 06/17/30	150	143,575
4.00%, 04/15/29	375	371,248
4.75%, 01/15/28	345	349,403
5.40%, 04/25/30	100	103,278
IBM International Capital Pte Ltd.
4.60%, 02/05/27	210	211,414
4.60%, 02/05/29	180	182,900
International Business Machines Corp.
1.70%, 05/15/27	145	141,178
1.95%, 05/15/30	415	378,452
2.20%, 02/09/27	313	308,049
3.50%, 05/15/29	950	934,414
4.00%, 02/03/29	200	200,148
4.15%, 07/27/27	355	356,710
4.30%, 02/03/31	200	199,890
4.50%, 02/06/28	435	440,446
4.65%, 02/10/28	250	253,750
4.80%, 02/10/30	305	311,748
6.22%, 08/01/27	65	67,251
KBR, Inc., 4.75%, 09/30/28(b)	80	79,019
Kyndryl Holdings, Inc., 2.70%, 10/15/28	140	134,538
Leidos, Inc., 4.38%, 05/15/30	205	204,757
Lenovo Group Ltd.
3.42%, 11/02/30(d)	200	190,293
5.83%, 01/27/28(d)	200	205,970
McAfee Corp., 7.38%, 02/15/30(b)(c)	620	493,611
NCR Atleos Corp., 9.50%, 04/01/29(b)	425	455,322
Security	Par (000)	Value
Computers (continued)
NCR Voyix Corp.
5.00%, 10/01/28(b)	$235	$232,557
5.13%, 04/15/29(b)	119	117,570
NetApp, Inc.
2.38%, 06/22/27	108	105,637
2.70%, 06/22/30	200	186,319
Pitney Bowes, Inc.
6.88%, 03/15/27(b)	120	120,159
7.25%, 03/15/29(b)	105	106,079
Science Applications International Corp., 4.88%, 04/01/28(b)	120	119,680
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(b)	149	146,064
5.88%, 07/15/30(b)	115	118,599
8.25%, 12/15/29(b)	145	152,995
Teledyne FLIR LLC, 2.50%, 08/01/30	20	18,524
Virtusa Corp., 7.13%, 12/15/28(b)	120	117,740
Western Digital Corp., 2.85%, 02/01/29	220	209,918
		24,546,951
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	280	277,922
4.20%, 05/01/30	135	135,996
4.60%, 03/01/28	100	101,681
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	190	187,953
5.60%, 01/15/31(b)	250	253,118
6.63%, 07/15/30(b)	215	220,666
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	165	158,297
5.50%, 06/01/28(b)	230	229,898
Estee Lauder Companies, Inc.(The)
2.38%, 12/01/29	230	215,679
2.60%, 04/15/30	200	187,974
3.15%, 03/15/27	155	153,836
4.38%, 05/15/28	255	257,218
Haleon U.S. Capital LLC
3.38%, 03/24/27	655	650,832
3.38%, 03/24/29	265	259,258
Kenvue, Inc.
5.00%, 03/22/30	335	344,646
5.05%, 03/22/28	430	439,388
Perrigo Finance Unlimited Co., 5.15%, 06/15/30	220	212,867
Prestige Brands, Inc., 5.13%, 01/15/28(b)	125	125,053
Procter & Gamble Co.(The)
1.20%, 10/29/30	250	220,261
1.90%, 02/01/27	245	240,889
2.80%, 03/25/27	305	302,336
2.85%, 08/11/27	280	277,084
3.00%, 03/25/30	710	684,376
3.95%, 01/26/28	275	277,267
4.05%, 05/01/30	250	251,302
4.15%, 10/24/29	150	151,866
4.35%, 01/29/29	205	208,936
Unilever Capital Corp.
2.13%, 09/06/29	240	225,710
2.90%, 05/05/27	390	386,458
3.50%, 03/22/28	440	437,407
4.25%, 08/12/27	170	171,303

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.88%, 09/08/28	$235	$241,029
		8,488,506
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(b)	110	106,236
4.00%, 01/15/28(b)	125	123,401
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	185	184,285
Ferguson Finance PLC
3.25%, 06/02/30(b)	200	190,881
4.50%, 10/24/28(b)	210	211,500
Gates Corp./DE, 6.88%, 07/01/29(b)	170	176,662
LKQ Corp., 5.75%, 06/15/28	200	205,302
Mitsubishi Corp.
5.00%, 07/05/28(b)	380	388,381
5.00%, 07/02/29(b)	280	287,083
Mitsui & Co. Ltd., 4.40%, 09/12/29(d)	200	201,109
RB Global Holdings, Inc., 6.75%, 03/15/28(b)	190	193,614
Resideo Funding, Inc., 4.00%, 09/01/29(b)	103	99,252
Shaoxing Shangyu State-Owned Capital Investment Operation Co. Ltd., 4.38%, 09/11/28(d)	200	200,249
Sumitomo Corp., 5.05%, 07/03/29(d)	200	204,807
Velocity Vehicle Group LLC, 8.00%, 06/01/29(b)	160	156,776
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	240	253,116
		3,182,654
Diversified Financial Services — 1.8%
Aberdeen Group PLC, 4.25%, 06/30/28(d)	200	197,779
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	1,140	1,105,857
3.65%, 07/21/27	400	397,846
3.88%, 01/23/28	235	234,357
4.13%, 02/28/29	300	298,955
4.38%, 11/15/30	170	169,205
4.63%, 10/15/27	150	151,306
4.63%, 09/10/29	345	348,605
4.88%, 04/01/28	215	218,437
5.10%, 01/19/29	210	214,899
5.75%, 06/06/28	285	295,060
6.15%, 09/30/30	250	266,526
6.45%, 04/15/27	415	425,930
6.50%, 01/31/56, (5-year CMT + 2.44%)(a)	150	154,114
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	200	209,283
Affiliated Managers Group, Inc., 3.30%, 06/15/30	105	100,120
Air Lease Corp.
2.10%, 09/01/28	220	208,139
3.00%, 02/01/30	270	253,835
3.25%, 10/01/29	215	206,245
3.63%, 04/01/27	190	188,977
3.63%, 12/01/27	65	64,431
4.63%, 10/01/28	85	85,620
5.10%, 03/01/29	160	162,986
5.30%, 02/01/28	300	305,903
5.85%, 12/15/27	300	309,105
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	250	255,655
Aircastle Ltd.
2.85%, 01/26/28(b)	300	291,957
5.95%, 02/15/29(b)	150	156,252
6.50%, 07/18/28(b)	225	236,455
Security	Par (000)	Value
Diversified Financial Services (continued)
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(b)	$250	$253,124
5.25%, 03/15/30(b)	150	153,436
Ally Financial, Inc.
2.20%, 11/02/28	265	251,171
4.75%, 06/09/27	370	373,145
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	160	163,684
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	235	241,172
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	185	195,893
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	275	290,002
7.10%, 11/15/27	315	330,750
American Express Co.
2.55%, 03/04/27	575	567,523
3.30%, 05/03/27	540	536,998
4.05%, 05/03/29	370	371,372
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	480	482,949
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	525	532,682
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	460	471,865
5.04%, 07/26/28, (1-day SOFR + 0.93%)(a)	380	385,960
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	455	467,536
5.10%, 02/16/28, (1-day SOFR + 1.00%)(a)	560	566,439
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	535	550,171
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	410	426,950
5.85%, 11/05/27	539	556,636
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	120	130,631
American Express Credit Corp., 3.30%, 05/03/27	210	208,767
Ameriprise Financial, Inc., 5.70%, 12/15/28	185	193,573
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	55	52,767
Apollo Global Management, Inc., 4.60%, 01/15/31	100	100,461
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	115	109,136
Ares Management Corp., 6.38%, 11/10/28	155	163,535
Aretec Group, Inc.
7.50%, 04/01/29(b)	125	125,005
10.00%, 08/15/30(b)	180	194,119
Atlanticus Holdings Corp., 9.75%, 09/01/30(b)	120	114,342
Atlas Warehouse Lending Co. LP, 6.25%, 01/15/30(b)	250	263,790
Aviation Capital Group LLC
3.50%, 11/01/27(b)	295	291,269
4.25%, 04/30/29(b)	100	99,642
4.75%, 04/14/27(b)	90	90,501
4.80%, 10/24/30(b)	260	260,621
5.13%, 04/10/30(b)	150	152,350
5.38%, 07/15/29(b)	160	164,440
6.25%, 04/15/28(b)	265	275,107
6.38%, 07/15/30(b)	150	160,077
6.75%, 10/25/28(b)	145	153,633
Avilease Capital Ltd., 4.75%, 11/12/30(d)	400	397,516
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	315	306,126
2.75%, 02/21/28(b)	120	116,466
3.25%, 02/15/27(b)	262	259,505
4.70%, 01/30/31(b)	175	173,999
4.95%, 01/15/28(b)	175	177,207
5.15%, 01/15/30(b)	195	198,323
5.38%, 05/30/30(b)	265	272,033
5.75%, 03/01/29(b)	380	393,529
5.75%, 11/15/29(b)	315	327,458
6.38%, 05/04/28(b)	310	322,895

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Azorra Finance Ltd.
7.25%, 01/15/31(b)	$70	$73,333
7.75%, 04/15/30(b)	170	178,825
Banco BTG Pactual SA
5.75%, 01/22/30(d)	200	203,104
6.25%, 04/08/29(d)	200	206,764
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/27/31(b)	200	200,252
BGC Group, Inc.
6.15%, 04/02/30	185	190,981
6.60%, 06/10/29	190	198,837
8.00%, 05/25/28	150	160,251
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(b)	200	188,239
2.50%, 01/10/30(b)	150	140,206
3.15%, 10/02/27(b)	252	248,615
5.90%, 11/03/27(b)	200	205,924
BOC Aviation Ltd.
3.00%, 09/11/29(b)	200	192,282
3.50%, 09/18/27(d)	400	396,732
BOC Aviation USA Corp.
4.75%, 01/14/28(d)	200	202,474
5.00%, 01/17/29(d)	200	204,631
5.25%, 01/14/30(d)	200	206,705
5.75%, 11/09/28(d)	200	208,572
Bocom Leasing Management Hong Kong Co. Ltd.
4.36%, 06/26/27, (1-day SOFR Index + 0.68%)(a)(d)	200	200,349
4.48%, 03/07/30, (1-day SOFR Index + 0.77%)(a)(d)	200	200,712
5.00%, 06/26/27(d)	200	202,297
Bread Financial Holdings, Inc., 8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)(c)	100	102,646
Brookfield Asset Management Ltd., 4.65%, 11/15/30	125	126,097
Brookfield Finance, Inc.
3.90%, 01/25/28	400	399,507
4.35%, 04/15/30	240	240,545
4.85%, 03/29/29	320	325,617
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	150	149,841
6.88%, 04/15/30(b)	150	146,631
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(d)	200	211,734
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	217	217,052
7.20%, 12/12/28(b)	265	282,175
Capital One Financial Corp, 4.72%, 01/30/32(a)	225	225,035
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	465	450,943
3.65%, 05/11/27	275	273,723
3.75%, 03/09/27	200	199,593
3.80%, 01/31/28	485	482,540
4.10%, 02/09/27	305	305,218
4.49%, 09/11/31, (1-day SOFR + 1.25%)(a)	425	422,057
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)	637	643,552
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)	270	277,516
5.46%, 07/26/30, (1-day SOFR +1.56%)(a)	295	305,007
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	345	353,483
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	280	290,610
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	620	648,902
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	515	578,118
Security	Par (000)	Value
Diversified Financial Services (continued)
Cboe Global Markets, Inc., 1.63%, 12/15/30	$5	$4,424
CCB Shipping and Aviation Leasing Corp. Ltd., 4.30%, 09/17/28, (1-day SOFR Index + 0.62%)(a)(d)	200	200,338
CDBL FUNDING 1 Co. GUAR REGS 05/30 4.75, 4.75%, 05/27/30(d)	200	203,284
Charles Schwab Corp.(The)
2.00%, 03/20/28	325	313,189
2.45%, 03/03/27	519	511,847
2.75%, 10/01/29	60	57,292
3.20%, 03/02/27	260	258,261
3.20%, 01/25/28	130	128,580
3.25%, 05/22/29	225	219,808
3.30%, 04/01/27	265	263,387
4.00%, 02/01/29	175	175,886
4.34%, 11/14/31, (1-day SOFR + 0.94%)(a)	205	204,779
4.63%, 03/22/30	235	240,112
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	590	612,298
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	315	332,871
China Cinda 2020 I Management Ltd.
2.50%, 01/20/28(d)	200	193,805
3.00%, 03/18/27(d)	200	197,439
5.38%, 07/23/27(d)	200	202,857
5.75%, 05/28/29(d)	200	208,715
China Cinda Finance 2017 I Ltd.
4.40%, 03/09/27(d)	400	400,870
4.75%, 02/08/28(d)	600	606,841
4.75%, 02/21/29(d)	200	202,814
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(d)	200	182,200
China Great Wall International Holdings VI Ltd., 5.25%, 04/23/28(d)	200	203,826
CI Financial Corp., 7.50%, 05/30/29(b)	245	261,111
Citadel Finance LLC, 5.90%, 02/10/30(b)	250	255,702
Citadel LP, 6.00%, 01/23/30(b)	230	239,726
Citadel Securities Global Holdings LLC, 5.50%, 06/18/30(b)	240	246,773
Clifford Capital Credit Solutions Pte Ltd., 4.78%, 01/14/30(d)	200	205,688
Clifford Capital Holdings Pte Ltd., 3.97%, 09/30/28(d)	200	199,931
CMB International Leasing Management Ltd., 2.75%, 08/12/30(d)	200	187,348
CME Group, Inc.
3.75%, 06/15/28	180	179,860
4.40%, 03/15/30	265	268,478
Coastal Emerald Ltd.
4.60%, 04/16/28(d)	200	201,143
6.50%, (3-year CMT + 4.78%)(a)(d)(i)	200	205,727
Cobra AcquisitionCo LLC
6.38%, 11/01/29(b)	120	103,606
12.25%, 11/01/29(b)	60	60,718
Coinbase Global, Inc., 3.38%, 10/01/28(b)	350	334,199
Credit Acceptance Corp.
6.63%, 03/15/30(b)	145	145,609
9.25%, 12/15/28(b)	210	220,031
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(b)	270	274,120
CSCIF Hong Kong Ltd., 4.43%, 05/31/27, (1-day SOFR Index + 0.67%)(a)(d)	200	200,190

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
CSI MTN Ltd.
4.27%, 07/16/28, (1-day SOFR Index + 0.60%)(a)(d)	$400	$400,289
4.40%, 10/22/27, (1-day SOFR Index + 0.73%)(a)(d)	400	401,147
DAE Sukuk Difc Ltd., 4.50%, 10/16/30(d)	200	197,255
Eaton Vance Corp., 3.50%, 04/06/27	290	288,953
Enact Holdings, Inc., 6.25%, 05/28/29	200	209,624
Encore Capital Group, Inc.
8.50%, 05/15/30(b)	150	160,846
9.25%, 04/01/29(b)	150	157,754
Enova International, Inc.
9.13%, 08/01/29(b)	160	169,090
11.25%, 12/15/28(b)	120	127,023
Equitable America Global Funding
3.95%, 09/15/27(b)	25	24,969
4.30%, 12/15/28(b)	95	95,375
4.65%, 06/09/28(b)	225	227,535
4.95%, 06/09/30(b)	440	447,656
Far East Horizon Ltd.
5.88%, 03/05/28(d)	200	203,403
6.63%, 04/16/27(d)	400	408,737
FMR LLC, 7.57%, 06/15/29(b)	215	237,309
Franklin Resources, Inc., 1.60%, 10/30/30	5	4,438
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)	355	371,588
GGAM Finance Ltd.
5.88%, 03/15/30(b)	115	117,051
6.88%, 04/15/29(b)	150	155,385
8.00%, 02/15/27(b)	210	213,334
8.00%, 06/15/28(b)	205	215,881
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	340	352,135
goeasy Ltd.
7.38%, 10/01/30(b)	120	115,582
7.63%, 07/01/29(b)	250	247,584
9.25%, 12/01/28(b)	240	246,905
Series 144*, 6.88%, 05/15/30(b)	115	109,580
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/28(b)(e)	139	69,415
Hanwha Futureproof Corp., 4.75%, 04/30/28(d)	200	203,164
Hightower Holding LLC
6.75%, 04/15/29(b)	100	100,015
9.13%, 01/31/30(b)	120	127,260
Hyundai Card Co. Ltd., 5.75%, 04/24/29(d)	200	208,231
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	200	199,893
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	366,792
3.10%, 09/15/27	25	24,729
3.63%, 09/01/28	365	362,165
3.75%, 09/21/28	120	119,411
3.95%, 12/01/28	75	75,061
4.00%, 09/15/27	725	726,988
4.35%, 06/15/29	435	439,256
Inventive Global Investments Ltd.
3.88%, 11/19/27(d)	200	200,062
4.27%, 11/19/28, (1-day SOFR Index + 0.48%)(a)(d)	200	199,945
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(b)	175	172,036
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	340	329,592
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.
4.15%, 01/23/30	$335	$330,524
5.88%, 07/21/28	390	405,355
6.45%, 06/08/27	147	151,521
Jefferson Capital Holdings LLC
8.25%, 05/15/30(b)	145	152,843
9.50%, 02/15/29(b)	125	131,340
JIC Zhixin Ltd., 3.50%, 11/24/27(d)	200	198,504
Joy Treasure Assets Holdings, Inc.
3.50%, 09/24/29(d)	400	389,182
4.30%, 12/04/28(d)	200	200,476
5.50%, 02/01/27(d)	200	201,900
5.75%, 06/06/29(d)	400	416,890
Korea Ocean Business Corp.
4.63%, 05/09/30(d)	200	202,935
5.25%, 05/02/29(d)	200	206,407
Lazard Group LLC
4.38%, 03/11/29	135	135,343
4.50%, 09/19/28	265	266,908
LD Holdings Group LLC
6.13%, 04/01/28(b)	165	156,403
8.75%, 11/01/27(b)	129	128,639
LFS Topco LLC, 8.75%, 07/15/30(b)(c)	130	130,637
LPL Holdings, Inc.
4.00%, 03/15/29(b)	330	325,461
4.63%, 11/15/27(b)	290	289,965
4.90%, 04/03/28	25	25,363
5.15%, 06/15/30	150	152,963
5.20%, 03/15/30	230	235,172
5.70%, 05/20/27	180	183,336
6.75%, 11/17/28	280	297,831
LSEG U.S. Fin Corp., 4.88%, 03/28/27(b)	210	212,309
LSEGA Financing PLC, 2.00%, 04/06/28(b)	355	340,253
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	165	167,015
5.20%, 03/27/28(b)	245	248,788
6.40%, 03/26/29(b)	235	246,940
Marex Group PLC
5.83%, 05/08/28	150	152,753
6.40%, 11/04/29	210	218,808
Mastercard, Inc.
2.95%, 06/01/29	340	329,754
3.30%, 03/26/27	345	343,496
3.35%, 03/26/30	480	468,371
3.50%, 02/26/28	85	84,652
4.10%, 01/15/28	230	231,809
4.55%, 03/15/28	155	157,620
4.88%, 03/09/28	425	434,423
Midcap Financial Issuer Trust
5.63%, 01/15/30(b)	130	128,810
6.50%, 05/01/28(b)	305	305,479
Mirae Asset Securities Co. Ltd.
5.25%, 03/06/28(d)	200	203,615
6.00%, 01/26/29(d)	200	208,769
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(b)	200	195,922
5.08%, 09/15/27(b)	220	222,945
Mitsubishi HC Finance America LLC
4.56%, 01/14/31(b)	200	200,360
5.15%, 10/24/29(b)	200	205,289
5.81%, 09/12/28(b)	215	223,057

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Muthoot Finance Ltd.
6.38%, 04/23/29(d)	$200	$204,520
6.38%, 03/02/30(d)	400	409,360
7.13%, 02/14/28(d)	200	205,025
Nasdaq, Inc., 5.35%, 06/28/28	367	378,085
Navient Corp.
4.88%, 03/15/28	175	171,493
5.00%, 03/15/27	220	218,455
5.50%, 03/15/29(c)	225	219,962
9.38%, 07/25/30	125	134,580
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(b)	185	184,960
NH Investment & Securities Co. Ltd., 4.75%, 07/10/30(d)	200	201,723
Nomura Holdings, Inc.
2.17%, 07/14/28	350	333,728
2.68%, 07/16/30	295	272,974
2.71%, 01/22/29	200	191,316
3.10%, 01/16/30	515	489,603
4.90%, 07/01/30	205	208,007
5.39%, 07/06/27	200	203,291
5.59%, 07/02/27	160	163,207
5.61%, 07/06/29	200	207,984
5.84%, 01/18/28	215	221,696
6.07%, 07/12/28	210	219,134
Nuveen LLC
4.00%, 11/01/28(b)	255	255,015
5.55%, 01/15/30(b)	210	217,809
OneMain Finance Corp.
3.88%, 09/15/28	180	175,048
4.00%, 09/15/30	240	225,156
5.38%, 11/15/29	215	214,432
6.13%, 05/15/30	220	224,164
6.63%, 01/15/28	235	241,197
6.63%, 05/15/29	245	252,963
7.88%, 03/15/30	215	226,640
ORIX Corp.
3.70%, 07/18/27	155	154,301
4.45%, 09/09/30	105	105,112
4.65%, 09/10/29	220	224,036
5.00%, 09/13/27	325	330,125
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 02/01/27(b)	135	135,026
PennyMac Financial Services, Inc.
4.25%, 02/15/29(b)	200	192,310
7.13%, 11/15/30(b)	200	206,440
7.88%, 12/15/29(b)	220	231,773
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(b)	185	189,172
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)	200	209,767
Planet Financial Group LLC, 10.50%, 12/15/29(b)	150	155,699
Power Finance Corp. Ltd.
3.90%, 09/16/29(d)	200	195,704
3.95%, 04/23/30(d)	200	194,435
4.50%, 06/18/29(d)	200	199,690
6.15%, 12/06/28(d)	200	209,238
PRA Group, Inc.
5.00%, 10/01/29(b)(c)	135	123,747
8.38%, 02/01/28(b)	131	132,264
8.88%, 01/31/30(b)	170	171,115
Security	Par (000)	Value
Diversified Financial Services (continued)
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(b)	$180	$188,749
Radian Group, Inc.
4.88%, 03/15/27	261	261,998
6.20%, 05/15/29	165	173,300
Raymond James Financial, Inc., 4.65%, 04/01/30	155	157,768
REC Ltd.
3.88%, 07/07/27(d)	400	397,173
4.75%, 09/27/29(d)	200	201,999
Rfna LP, 7.88%, 02/15/30(b)	150	150,993
Rocket Companies, Inc., 6.13%, 08/01/30(b)	590	604,259
Rocket Cos. Inc, 6.50%, 08/01/29(b)	225	231,353
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/29(b)	225	216,714
Shriram Finance Ltd.
6.15%, 04/03/28(d)	200	205,795
6.63%, 04/22/27(d)	200	204,492
SLM Corp., 6.50%, 01/31/30	150	154,569
Soar Wise Ltd.
4.51%, 03/28/30, (1-day SOFR Index + 0.83%)(a)(d)	200	196,338
4.63%, 08/27/27(d)	400	398,733
SRC Sukuk Ltd.
4.38%, 04/02/29(d)	400	399,037
5.00%, 02/27/28(d)	400	404,235
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(b)	200	202,781
5.40%, 09/15/30(b)	200	202,937
Stifel Financial Corp., 4.00%, 05/15/30	120	117,639
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30(b)	230	238,688
Sumitomo Mitsui Finance & Leasing Co. Ltd.
5.11%, 01/23/29(d)	200	203,909
5.24%, 05/01/30(d)	200	205,204
Synchrony Financial
3.95%, 12/01/27	255	253,785
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)	145	146,604
5.15%, 03/19/29	200	202,910
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	305	310,982
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	235	243,410
Tata Capital Ltd., 5.39%, 07/21/28(d)	200	203,954
TrueNoord Capital DAC, 8.75%, 03/01/30(b)	115	121,392
United Wholesale Mortgage LLC
5.50%, 04/15/29(b)	205	202,575
5.75%, 06/15/27(b)	175	175,274
USAA Capital Corp.
2.13%, 05/01/30(b)	150	137,955
5.25%, 06/01/27(b)	150	152,861
UWM Holdings LLC, 6.63%, 02/01/30(b)	250	252,102
Velocity Commercial Capital LLC, 9.38%, 02/15/31(b)	50	50,754
Visa, Inc.
0.75%, 08/15/27	240	230,160
1.90%, 04/15/27	520	509,901
2.05%, 04/15/30	450	417,218
2.75%, 09/15/27	70	69,068
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	70	66,856
Voya Global Funding, 4.60%, 11/24/30(b)	35	35,155
XP, Inc., 6.75%, 07/02/29(d)	200	206,928
		84,333,596

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 1.9%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(d)	$200	$190,820
4.38%, 01/24/29(d)	200	201,197
4.88%, 04/23/30(d)	200	204,489
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(d)	200	187,335
AEP Texas, Inc.
3.95%, 06/01/28	75	74,801
5.45%, 05/15/29	210	217,869
Series I, 2.10%, 07/01/30	155	141,392
AES Andes SA
6.30%, 03/15/29(d)	200	207,170
8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(d)	200	212,487
AES Corp.(The)
2.45%, 01/15/31	300	272,843
3.95%, 07/15/30(b)	200	195,430
5.45%, 06/01/28	360	369,529
6.95%, 07/15/55, (5-year CMT + 2.89%)(a)	145	141,968
7.60%, 01/15/55, (5-year CMT + 3.20%)(a)	290	294,008
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(d)	373	351,849
AL Jawaher Assets Co. Spc, 4.66%, 10/29/30(d)	400	394,709
Alabama Power Co.
3.75%, 09/01/27	530	529,896
Series 20-A, 1.45%, 09/15/30	280	248,213
Alexander Funding Trust II, 7.47%, 07/31/28(b)	225	239,474
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.25%)(a)	260	257,248
Alliant Energy Finance LLC
4.25%, 06/15/28(b)	145	144,401
5.40%, 06/06/27(b)	225	228,080
5.95%, 03/30/29(b)	155	162,281
Ameren Corp.
1.75%, 03/15/28	40	38,115
1.95%, 03/15/27	225	220,121
3.50%, 01/15/31	250	240,384
5.00%, 01/15/29	180	184,363
Ameren Illinois Co., 3.80%, 05/15/28	20	19,963
American Electric Power Co., Inc.
2.30%, 03/01/30	140	129,555
3.20%, 11/13/27	95	93,782
3.88%, 02/15/62, (5-year CMT + 2.68%)(a)	239	235,243
5.20%, 01/15/29	330	340,186
5.75%, 11/01/27	475	488,509
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)	105	109,730
Series J, 4.30%, 12/01/28	150	151,062
Arizona Public Service Co.
2.60%, 08/15/29	150	142,046
2.95%, 09/15/27	25	24,595
Atlantic City Electric Co., 4.00%, 10/15/28	45	45,062
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(b)	125	122,541
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	20	20,054
Avangrid, Inc., 3.80%, 06/01/29	265	261,563
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(d)	200	200,529
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	180	177,798
3.70%, 07/15/30	325	319,452
Black Hills Corp.
2.50%, 06/15/30	100	92,411
3.05%, 10/15/29	135	129,220
5.95%, 03/15/28	215	222,812
Security	Par (000)	Value
Electric (continued)
Calpine Corp.
4.50%, 02/15/28(b)	$395	$394,873
5.13%, 03/15/28(b)	420	419,818
Capital Power U.S. Holdings, Inc., 5.26%, 06/01/28(b)	205	208,985
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(d)	200	198,034
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	150	153,477
5.20%, 10/01/28	225	232,082
CenterPoint Energy, Inc.
2.95%, 03/01/30	105	99,618
5.40%, 06/01/29	250	259,230
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)	150	153,768
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)	100	104,764
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(d)	400	388,152
Central International Development BVI Ltd., 5.10%, 08/19/27(d)	200	201,797
CGNPC International Ltd., 3.75%, 12/11/27(d)	400	398,336
Chile Electricity PEC SpA, 0.00%, 01/25/28(d)(k)	148	133,995
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 5.30%, (3-year CMT + 3.78%)(a)(d)(i)	200	203,415
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(d)	400	397,971
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)	280	279,421
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(b)	375	369,453
CLP Power HK Finance Ltd., 5.45%, , (5-year CMT + 1.01%)(a)(d)(i)	200	207,994
CLP Power Hong Kong Financing Ltd.
2.13%, 06/30/30(d)	200	184,536
3.38%, 10/26/27(d)	200	198,217
CMS Energy Corp.
3.45%, 08/15/27	205	203,310
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	100	92,009
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	100	98,639
Comision Federal de Electricidad
4.69%, 05/15/29(d)	400	398,865
4.75%, 02/23/27(d)	200	201,456
5.70%, 01/24/30(d)	200	203,761
Commonwealth Edison Co., 3.70%, 08/15/28	215	214,278
Connecticut Light and Power Co.(The)
4.65%, 01/01/29	130	132,425
4.95%, 01/15/30	220	225,664
Series A, 3.20%, 03/15/27	185	183,861
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 04/01/30	160	155,090
Series B, 3.13%, 11/15/27	205	202,599
Series D, 4.00%, 12/01/28	125	125,436
Constellation Energy Generation LLC
3.90%, 01/08/28	250	249,753
4.40%, 01/15/31	95	94,777
4.63%, 02/01/29(b)	225	225,053
5.60%, 03/01/28	260	268,103
Consumers Energy Co.
3.80%, 11/15/28	115	114,655
4.50%, 01/15/31	150	151,555

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.60%, 05/30/29	$255	$259,444
4.65%, 03/01/28	250	253,742
4.70%, 01/15/30	190	194,081
4.90%, 02/15/29	180	184,667
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)	160	165,086
Dayton Power & Light Co.(The), 4.55%, 08/15/30	150	149,219
Dominion Energy, Inc.
4.25%, 06/01/28	260	261,256
4.60%, 05/15/28	280	283,479
5.00%, 06/15/30	270	276,998
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)	250	260,214
Series B, 3.60%, 03/15/27	50	49,817
Series C, 3.38%, 04/01/30	480	463,240
DPL LLC, 4.35%, 04/15/29	125	123,621
DTE Electric Co.
2.25%, 03/01/30	150	139,486
4.25%, 05/14/27	25	25,168
Series A, 1.90%, 04/01/28	45	43,216
DTE Energy Co.
2.95%, 03/01/30	100	94,831
4.88%, 06/01/28	475	483,347
4.95%, 07/01/27	290	293,643
5.10%, 03/01/29	305	312,898
5.20%, 04/01/30	315	324,955
Series C, 3.40%, 06/15/29	210	204,557
Duke Energy Carolinas LLC
2.45%, 08/15/29	105	99,586
2.45%, 02/01/30	165	154,530
3.95%, 11/15/28	155	155,227
4.85%, 03/15/30	160	164,502
Series A, 6.00%, 12/01/28	30	31,632
Duke Energy Corp.
2.45%, 06/01/30	270	250,709
3.15%, 08/15/27	55	54,369
3.40%, 06/15/29	220	215,309
4.30%, 03/15/28	545	548,683
4.85%, 01/05/29	145	148,132
5.00%, 12/08/27	465	473,775
Duke Energy Florida LLC
1.75%, 06/15/30	160	144,384
2.50%, 12/01/29	285	269,389
3.80%, 07/15/28	170	169,985
4.20%, 12/01/30	40	39,921
Duke Energy Ohio, Inc., 3.65%, 02/01/29	235	232,932
Duke Energy Progress LLC
3.45%, 03/15/29	210	207,006
3.70%, 09/01/28	50	49,842
4.35%, 03/06/27	45	45,301
Duquesne Light Holdings, Inc., 3.62%, 08/01/27(b)	45	44,488
Edison International
4.13%, 03/15/28	135	134,069
5.25%, 11/15/28	220	223,758
5.45%, 06/15/29	170	173,578
5.75%, 06/15/27	25	25,430
6.25%, 03/15/30	180	188,965
6.95%, 11/15/29	205	218,965
7.88%, 06/15/54, (5-year CMT + 3.66%)(a)	135	140,425
8.13%, 06/15/53, (5-year CMT + 3.86%)(a)	190	196,952
EDP Finance BV, 1.71%, 01/24/28(b)	235	224,320
Security	Par (000)	Value
Electric (continued)
Electricite de France SA
4.50%, 09/21/28(b)	$580	$584,536
5.65%, 04/22/29(b)	545	567,609
5.70%, 05/23/28(b)	770	795,886
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(d)	400	376,608
Enel Chile SA, 4.88%, 06/12/28	450	456,212
Enel Finance International NV
2.13%, 07/12/28(b)	215	204,903
3.50%, 04/06/28(b)	315	311,037
3.63%, 05/25/27(b)	260	258,566
4.13%, 09/30/28(b)	200	199,968
4.38%, 09/30/30(b)	430	428,744
4.63%, 06/15/27(b)	250	251,600
4.88%, 06/14/29(b)	220	226,701
5.13%, 06/26/29(b)	395	405,148
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	200	186,438
Engie Energia Chile SA, 3.40%, 01/28/30(d)	200	189,556
Engie SA, 5.25%, 04/10/29(b)	265	273,737
Entergy Arkansas LLC, 4.00%, 06/01/28	70	70,186
Entergy Corp.
1.90%, 06/15/28	200	190,362
2.80%, 06/15/30	150	140,633
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	325	340,069
Entergy Louisiana LLC
3.12%, 09/01/27	160	158,262
3.25%, 04/01/28	50	49,383
Entergy Texas, Inc., 4.00%, 03/30/29	85	84,779
Eskom Holdings
4.31%, 07/23/27(d)	200	198,258
6.35%, 08/10/28(d)	200	206,248
8.45%, 08/10/28(d)	200	214,267
EUSHI Finance, Inc., 7.63%, 12/15/54, (5-year CMT + 3.14%)(a)	170	178,840
Evergy Kansas Central, Inc.
3.10%, 04/01/27	5	4,956
4.70%, 03/13/28	175	177,304
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/30	175	161,342
Evergy Missouri West, Inc., 5.15%, 12/15/27(b)	245	249,419
Evergy, Inc.
2.90%, 09/15/29	250	238,293
6.65%, 06/01/55, (5-year CMT + 2.56%)(a)	75	77,074
Eversource Energy
2.90%, 03/01/27	213	210,436
4.45%, 12/15/30	160	159,694
4.60%, 07/01/27	215	216,616
5.45%, 03/01/28	665	682,582
5.95%, 02/01/29	280	292,793
Series M, 3.30%, 01/15/28	60	59,144
Series O, 4.25%, 04/01/29	210	210,066
Series R, 1.65%, 08/15/30	200	176,971
Exelon Corp.
2.75%, 03/15/27	315	310,892
4.05%, 04/15/30	405	401,310
5.15%, 03/15/28	275	281,241
5.15%, 03/15/29	215	221,262
FirstEnergy Corp.
2.65%, 03/01/30	340	317,927
Series B, 2.25%, 09/01/30	5	4,536
Series B, 3.90%, 07/15/27	517	515,830

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	$120	$117,747
3.60%, 06/01/29(b)	20	19,616
4.30%, 01/15/29(b)	175	175,154
5.20%, 04/01/28(b)	90	91,951
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	150	145,508
4.55%, 01/15/30	130	130,725
Florida Power & Light Co.
4.40%, 05/15/28	195	197,448
4.63%, 05/15/30	200	203,968
5.05%, 04/01/28	530	543,252
5.15%, 06/15/29	250	259,397
Series A, 3.30%, 05/30/27	63	62,642
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(d)	200	199,534
Georgia Power Co.
3.25%, 03/30/27	40	39,790
4.00%, 10/01/28	150	150,479
4.55%, 03/15/30	270	274,044
4.65%, 05/16/28	230	233,403
5.00%, 02/23/27	55	55,681
Series B, 2.65%, 09/15/29	270	257,170
Hengjian International Investment Ltd., 4.25%, 06/17/28(d)	200	201,160
Hongkong Electric Finance Ltd., 2.25%, 06/09/30(d)	200	184,486
Indiana Michigan Power Co., 3.85%, 05/15/28	100	99,834
Interstate Power and Light Co.
2.30%, 06/01/30	40	36,863
3.60%, 04/01/29	175	172,114
4.10%, 09/26/28	235	235,417
Investment Energy Resources Ltd., 6.25%, 04/26/29(d)	200	201,311
IPALCO Enterprises, Inc., 4.25%, 05/01/30	165	161,717
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)(d)	400	395,603
ITC Holdings Corp.
2.95%, 05/14/30(b)	200	188,913
3.35%, 11/15/27	20	19,806
4.95%, 09/22/27(b)	530	536,400
JERA Co., Inc.
3.67%, 04/14/27(d)	200	198,713
4.54%, 09/02/30(d)	200	199,902
Jersey Central Power & Light Co.
4.15%, 01/15/29(b)	145	144,943
4.40%, 01/15/31(b)	200	199,367
Kansai Electric Power Co., Inc. (The), 5.04%, 02/26/30(d)	200	204,671
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	140	134,989
Liberty Utilities Co., 5.58%, 01/31/29(b)	110	113,379
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/30(d)	200	197,698
Massachusetts Electric Co., 1.73%, 11/24/30(b)	200	175,835
Mazoon Assets Co. SAOC
5.20%, 11/08/27(d)	200	201,328
5.50%, 02/14/29(d)	200	204,420
MidAmerican Energy Co.
3.10%, 05/01/27	135	134,078
3.65%, 04/15/29	305	302,150
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	65	65,077
Minejesa Capital BV, 4.63%, 08/10/30(d)	288	286,859
Mississippi Power Co., 3.95%, 03/30/28	15	15,004
Security	Par (000)	Value
Electric (continued)
Monongahela Power Co., 3.55%, 05/15/27(b)	$200	$198,760
MVM Energetika Zrt, 7.50%, 06/09/28(d)	200	211,441
Narragansett Electric Co.(The)
3.40%, 04/09/30(b)	190	183,022
3.92%, 08/01/28(b)	10	9,983
National Central Cooling Co. PJSC
2.50%, 10/21/27(d)	200	193,791
5.28%, 03/05/30(d)	200	204,740
National Grid PLC, 5.60%, 06/12/28	225	232,525
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	150	139,792
3.05%, 04/25/27	125	123,918
3.40%, 02/07/28	300	297,504
3.70%, 03/15/29	160	158,265
3.90%, 11/01/28	100	99,864
3.95%, 12/10/27	80	80,164
4.12%, 09/16/27	95	95,357
4.30%, 12/10/30	80	79,892
4.75%, 02/07/28	95	96,447
4.80%, 02/05/27	160	161,585
4.80%, 03/15/28	190	193,385
4.85%, 02/07/29	170	173,987
4.95%, 02/07/30	155	159,170
5.05%, 09/15/28	195	200,053
5.10%, 05/06/27	75	76,076
5.15%, 06/15/29	160	165,269
7.13%, 09/15/53, (5-year CMT + 3.53%)(a)	60	62,955
Series D, 4.15%, 08/25/28	150	150,723
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(a)	50	50,485
Series CC, 3.70%, 05/01/29	210	207,542
Series DD, 2.40%, 05/01/30	125	115,539
New York State Electric & Gas Corp., 5.65%, 08/15/28(b)	57	59,072
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	515	491,403
2.25%, 06/01/30	610	561,283
2.75%, 11/01/29	290	276,407
3.50%, 04/01/29	225	221,068
3.55%, 05/01/27	600	597,158
3.80%, 03/15/82, (5-year CMT + 2.55%)(a)	105	103,179
4.63%, 07/15/27	400	404,073
4.69%, 09/01/27	410	414,635
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)	50	49,519
4.85%, 02/04/28	315	320,657
4.90%, 02/28/28	370	376,724
4.90%, 03/15/29	330	338,120
5.00%, 02/28/30(c)	205	210,901
5.05%, 03/15/30	330	340,268
5.65%, 05/01/79, (3-mo. SOFR US + 3.42%)(a)	145	146,521
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)	475	490,865
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	235	242,639
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	150	135,903
4.28%, 12/15/28(b)	235	235,503
4.65%, 10/03/30(b)	150	150,950
NorthWestern Corp., 5.07%, 03/21/30(b)	100	102,347
NRG Energy, Inc.
2.45%, 12/02/27(b)	300	290,145
3.38%, 02/15/29(b)	150	143,789
4.45%, 06/15/29(b)	125	124,443

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.73%, 10/15/30(b)	$130	$130,039
5.25%, 06/15/29(b)	230	230,649
5.75%, 01/15/28	230	230,128
5.75%, 07/15/29(b)	240	240,857
NSTAR Electric Co.
3.20%, 05/15/27	10	9,923
3.25%, 05/15/29	160	155,950
4.85%, 03/01/30	140	143,285
NTPC Ltd., 4.50%, 03/19/28(d)	200	200,832
OGE Energy Corp., 5.45%, 05/15/29	165	170,874
Ohio Edison Co., 4.95%, 12/15/29(b)	95	97,089
Ohio Power Co., Series P, 2.60%, 04/01/30	110	102,887
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	100	96,219
3.30%, 03/15/30	75	72,326
OmGrid Funding Ltd., 5.20%, 05/16/27(d)	200	200,949
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	210	198,453
3.70%, 11/15/28	225	223,552
4.30%, 05/15/28	205	206,562
4.50%, 03/20/27(b)	180	181,403
4.65%, 11/01/29	127	129,285
Pacific Gas and Electric Co.
2.10%, 08/01/27	340	330,251
3.00%, 06/15/28	375	364,890
3.30%, 03/15/27	50	49,543
3.30%, 12/01/27	230	226,796
3.75%, 07/01/28	475	469,992
4.20%, 03/01/29	115	114,475
4.55%, 07/01/30	915	912,826
5.00%, 06/04/28	200	203,660
5.45%, 06/15/27	195	198,071
5.55%, 05/15/29	250	258,356
6.10%, 01/15/29	330	346,276
PacifiCorp
2.70%, 09/15/30	190	175,218
3.50%, 06/15/29	135	131,659
5.10%, 02/15/29	180	184,247
7.38%, 09/15/55, (5-year CMT + 3.32%)(a)	200	205,191
Palomino Funding Trust I, 7.23%, 05/17/28(b)	200	211,493
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)	240	237,631
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(d)	200	202,837
Perusahaan Listrik Negara PT, 3.88%, 07/17/29(d)	200	195,125
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(d)	200	186,825
4.13%, 05/15/27(d)	600	598,146
5.38%, 01/25/29(d)	200	204,381
5.45%, 05/21/28(d)	200	204,199
PG&E Corp.
5.00%, 07/01/28	325	324,247
5.25%, 07/01/30	265	263,341
7.38%, 03/15/55, (5-year CMT + 3.88%)(a)	470	484,814
Pinnacle West Capital Corp.
4.90%, 05/15/28	155	157,859
5.15%, 05/15/30	45	46,334
PPL Capital Funding, Inc., 4.13%, 04/15/30	105	104,132
PSEG Power LLC, 5.20%, 05/15/30(b)	260	266,809
Public Service Co. of Colorado, 3.70%, 06/15/28	95	94,466
Security	Par (000)	Value
Electric (continued)
Public Service Co. of New Hampshire, 4.40%, 07/01/28	$100	$101,175
Public Service Electric & Gas Co.
2.45%, 01/15/30	5	4,696
3.00%, 05/15/27	45	44,555
3.20%, 05/15/29	100	97,483
3.70%, 05/01/28	105	104,620
Public Service Electric and Gas Co., Series R, 4.20%, 01/01/31	125	124,652
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	200	177,390
4.90%, 03/15/30	185	189,239
5.20%, 04/01/29	270	277,777
5.85%, 11/15/27	295	303,984
5.88%, 10/15/28	270	281,869
Puget Energy, Inc.
2.38%, 06/15/28	160	153,639
4.10%, 06/15/30	155	152,082
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(d)	200	192,979
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	230	227,855
San Diego Gas & Electric Co.
4.95%, 08/15/28	180	184,473
Series VVV, 1.70%, 10/01/30	290	258,892
San Miguel Global Power Holdings Corp.
8.13%, (1-year CMT + 6.40%)(a)(d)(i)	200	202,489
8.75%, (5-year CMT + 7.73%)(a)(d)(i)	200	205,749
8.95%, , (5-year CMT + 7.45%)(a)(d)(i)	200	207,717
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(d)	400	405,082
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(d)	200	181,875
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/29(d)	200	202,563
5.23%, 02/18/30(d)	600	613,805
Sempra
3.25%, 06/15/27	80	79,165
3.40%, 02/01/28	283	279,638
3.70%, 04/01/29	175	172,428
4.13%, 04/01/52, (5-year CMT + 2.87%)(a)	348	343,676
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)	145	147,092
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)	270	276,843
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(a)	100	99,596
Southern California Edison Co.
2.25%, 06/01/30	160	145,626
2.85%, 08/01/29	210	199,491
4.88%, 02/01/27	160	161,222
5.15%, 06/01/29	205	209,874
5.25%, 03/15/30	175	179,691
5.30%, 03/01/28	230	235,325
5.65%, 10/01/28	185	191,575
5.85%, 11/01/27	380	390,779
6.65%, 04/01/29	15	15,766
Series A, 4.20%, 03/01/29	250	249,002
Series B, 3.65%, 03/01/28	115	113,919
Series D, 4.70%, 06/01/27	190	191,551
Southern Co.(The)
4.85%, 06/15/28	310	315,616
5.11%, 08/01/27	220	223,377

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.50%, 03/15/29	$300	$311,676
Series 21-B, 1.75%, 03/15/28	85	81,215
Series A, 3.70%, 04/30/30	275	268,435
Southern Power Co., Series A, 4.25%, 10/01/30	150	149,620
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	275	274,999
SP Group Treasury Pte Ltd., 3.38%, 02/27/29(b)	250	245,829
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	200	197,192
State Grid Europe Development PLC, 3.25%, 04/07/27(d)	400	397,258
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(d)	400	362,420
3.50%, 05/04/27(d)	400	398,339
4.25%, 05/02/28(d)	200	201,800
System Energy Resources, Inc., 6.00%, 04/15/28	318	330,126
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	360	379,906
Tampa Electric Co., 4.90%, 03/01/29	125	127,868
Three Gorges Finance I Cayman Islands Ltd., 3.60%, 10/28/28(d)	200	200,014
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(d)	200	203,681
Transelec SA, 3.88%, 01/12/29(b)	190	185,777
Union Electric Co.
2.95%, 06/15/27	80	79,160
2.95%, 03/15/30	245	233,476
3.50%, 03/15/29	225	221,464
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	200	192,337
Series A, 3.50%, 03/15/27	305	303,832
Series A, 3.80%, 04/01/28	205	204,444
Series B, 3.75%, 05/15/27	365	364,386
Vistra Operations Co. LLC
4.30%, 07/15/29(b)	145	144,272
4.38%, 05/01/29(b)	385	380,458
4.60%, 10/15/30(b)	240	239,138
4.70%, 01/31/31(b)	300	299,536
5.00%, 07/31/27(b)	385	385,251
5.63%, 02/15/27(b)	385	385,135
VoltaGrid LLC, 7.38%, 11/01/30(b)	660	668,825
WEC Energy Group, Inc.
1.38%, 10/15/27	25	23,969
4.75%, 01/15/28	290	294,602
5.15%, 10/01/27	305	310,491
Wisconsin Electric Power Co.
1.70%, 06/15/28	35	33,335
3.95%, 03/01/29	30	29,977
4.15%, 10/15/30	135	134,587
5.00%, 05/15/29	135	138,940
Wisconsin Power and Light Co.
3.00%, 07/01/29	145	140,179
3.05%, 10/15/27	65	64,061
Wisconsin Public Service Corp.
4.25%, 01/15/31	160	159,822
4.55%, 12/01/29	95	96,526
Xcel Energy, Inc.
1.75%, 03/15/27	265	258,449
2.60%, 12/01/29	260	245,170
3.40%, 06/01/30	150	144,329
4.00%, 06/15/28	110	110,051
4.75%, 03/21/28	80	81,153
Security	Par (000)	Value
Electric (continued)
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(b)	$165	$163,502
7.25%, 01/15/29(b)(c)	270	278,481
8.38%, 01/15/31(b)	250	262,549
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(d)	400	372,566
		91,770,367
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	35	35,038
Emerson Electric Co.
1.80%, 10/15/27	20	19,375
2.00%, 12/21/28	300	285,002
Energizer Holdings, Inc.
4.38%, 03/31/29(b)	245	235,366
4.75%, 06/15/28(b)	200	197,672
EnerSys, 4.38%, 12/15/27(b)	85	84,589
Molex Electronic Technologies LLC, 4.75%, 04/30/28(b)	75	76,033
WESCO Distribution, Inc.
6.38%, 03/15/29(b)	285	293,984
7.25%, 06/15/28(b)	400	405,049
		1,632,108
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	115	112,241
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27	150	148,706
Amphenol Corp.
2.80%, 02/15/30	335	318,261
3.80%, 11/15/27	255	254,905
3.90%, 11/15/28	120	119,919
4.13%, 11/15/30	240	238,407
4.35%, 06/01/29	175	176,924
4.38%, 06/12/28	100	100,992
5.05%, 04/05/27	195	197,624
5.05%, 04/05/29	215	221,280
Arrow Electronics, Inc.
3.88%, 01/12/28	220	218,553
5.15%, 08/21/29	175	179,009
Avnet, Inc., 6.25%, 03/15/28	222	230,107
Coherent Corp., 5.00%, 12/15/29(b)	295	293,981
Competition Team Technologies Ltd., 4.25%, 03/12/29(d)	200	200,036
Flex Ltd.
4.88%, 06/15/29	170	172,640
4.88%, 05/12/30	205	207,917
6.00%, 01/15/28	180	185,943
Honeywell International, Inc.
1.10%, 03/01/27	515	500,766
1.95%, 06/01/30	345	315,075
2.70%, 08/15/29	240	229,735
4.25%, 01/15/29	265	267,134
4.65%, 07/30/27	555	561,894
4.70%, 02/01/30	330	337,123
4.88%, 09/01/29	200	205,841
4.95%, 02/15/28	256	261,572
Hubbell, Inc.
3.15%, 08/15/27	195	192,384
3.50%, 02/15/28	105	104,045
Imola Merger Corp., 4.75%, 05/15/29(b)	600	590,801
Jabil, Inc.
3.00%, 01/15/31	200	185,700
3.60%, 01/15/30	150	145,223

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
3.95%, 01/12/28	$130	$129,764
4.20%, 02/01/29	120	119,954
4.25%, 05/15/27	207	207,576
5.45%, 02/01/29	140	144,752
Keysight Technologies, Inc.
3.00%, 10/30/29	160	153,358
4.60%, 04/06/27	280	281,501
5.35%, 07/30/30	210	218,427
Sensata Technologies BV, 5.88%, 09/01/30(b)	145	147,176
Sensata Technologies, Inc., 4.38%, 02/15/30(b)	130	127,099
TD SYNNEX Corp.
2.38%, 08/09/28	120	114,500
4.30%, 01/17/29	125	124,945
Trimble, Inc., 4.90%, 06/15/28	170	172,658
TTM Technologies, Inc., 4.00%, 03/01/29(b)	155	150,580
Tyco Electronics Group SA
3.13%, 08/15/27	235	233,081
4.50%, 02/09/31	50	50,451
4.63%, 02/01/30	115	117,027
Vontier Corp., 2.40%, 04/01/28	190	182,750
		10,150,337
Energy - Alternate Sources — 0.0%
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(d)	200	203,089
4.88%, 05/21/30(d)	200	202,514
Greenko Power II Ltd., 4.30%, 12/13/28(d)	152	145,598
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(d)	400	408,802
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(d)	200	204,467
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	220	213,490
5.00%, 01/31/28(b)	210	210,263
		1,588,223
Engineering & Construction — 0.2%
Arcosa, Inc., 4.38%, 04/15/29(b)	125	122,710
ASG Finance DAC, 9.75%, 05/15/29(b)	200	185,160
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(d)	200	206,054
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	420	403,413
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.12%)(a)(d)(i)	200	198,355
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(d)	200	199,717
Chouzhou International Investment Ltd., 4.80%, 01/15/28(d)	200	202,187
Delhi International Airport Ltd., 6.45%, 06/04/29(d)	200	208,686
Dianjian Haiyu Ltd., 4.30%, 09/10/27(d)	200	200,685
Dycom Industries, Inc., 4.50%, 04/15/29(b)	167	164,155
Fluor Corp., 4.25%, 09/15/28	190	188,581
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(b)	130	130,166
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	110	108,254
Hongkong International Qingdao Co. Ltd., 5.75%, 09/12/27(d)	800	814,574
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(d)	400	412,928
Hubei United Development Investment Group Co. Ltd., 5.10%, 02/19/28(d)	200	201,973
IHS Holding Ltd., 6.25%, 11/29/28(d)	200	198,935
Security	Par (000)	Value
Engineering & Construction (continued)
INNOVATE Corp., 10.50%, 02/01/27, (10.50% PIK)(b)(h)	$18	$15,628
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	235	247,052
Jinan Urban Construction International Investment Co. Ltd., 5.00%, 11/06/27(d)	200	201,164
MasTec, Inc.
4.50%, 08/15/28(b)	180	179,526
5.90%, 06/15/29	240	251,118
Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28(b)	100	101,522
Sepco Virgin Ltd., 4.65%, (5-year CMT + 3.00%)(a)(d)(i)	200	201,796
Ste Transcore Holdings, Inc., 3.38%, 05/05/27(b)	200	198,698
Taizhou Urban Construction and Investment Development Group Co. Ltd., 5.45%, 07/11/27(d)	200	202,023
TopBuild Corp., 3.63%, 03/15/29(b)	125	121,201
Tutor Perini Corp., 11.88%, 04/30/29(b)	95	104,832
Vinci SA, 3.75%, 04/10/29(b)	340	336,340
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	145	142,827
Wuhan Metro Group Co. Ltd., 4.45%, 10/22/27(d)	200	200,575
YI Bright International Ltd., 6.68%, 06/20/27(d)	200	204,862
Yongda Investment Ltd., 4.60%, 06/03/28(d)	200	201,749
Zhangzhou Jiulongjiang Group Co. Ltd., 4.55%, 07/09/28(d)	200	200,578
Zhuji Development Ltd., 5.55%, 08/20/27(d)	200	201,933
		7,459,957
Entertainment — 0.2%
Affinity Interactive, 6.88%, 12/15/27(b)(c)	179	107,379
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/29(d)	200	208,122
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(b)(c)	170	132,610
Banijay Entertainment SASU, 8.13%, 05/01/29(b)	135	140,105
Boyne USA, Inc., 4.75%, 05/15/29(b)	200	197,418
Brightstar Lottery PLC, 5.25%, 01/15/29(b)	200	199,773
Caesars Entertainment, Inc.
4.63%, 10/15/29(b)(c)	365	350,428
7.00%, 02/15/30(b)	635	655,881
Churchill Downs, Inc.
4.75%, 01/15/28(b)	250	249,163
5.50%, 04/01/27(b)	180	180,076
5.75%, 04/01/30(b)	365	367,010
Cinemark USA, Inc., 5.25%, 07/15/28(b)	270	269,705
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	260	268,116
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)	185	187,916
Jacobs Entertainment, Inc., 6.75%, 02/15/29(b)	155	153,056
Light & Wonder International, Inc., 7.25%, 11/15/29(b)	150	153,903
Live Nation Entertainment, Inc.
3.75%, 01/15/28(b)	150	147,926
4.75%, 10/15/27(b)	345	344,916
6.50%, 05/15/27(b)	390	391,829
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	225	220,990
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)	230	239,609
Motion Bondco DAC, 6.63%, 11/15/27(b)	145	137,791
Odeon Finco PLC, 12.75%, 11/01/27(b)	120	123,123

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 08/01/30(b)	$115	$110,459
Penn Entertainment, Inc., 4.13%, 07/01/29(b)	120	111,478
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	220	162,601
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(d)	400	364,847
8.45%, 07/27/30(b)	150	152,535
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(b)	35	35,537
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)	235	214,698
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(b)	225	219,977
Six Flags Entertainment Corp., 5.50%, 04/15/27(b)	160	160,000
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29	135	129,580
5.38%, 04/15/27	185	185,000
6.50%, 10/01/28	50	49,901
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	139	138,781
Starz Capital Holdings LLC, 5.50%, 04/15/29(b)(c)	100	82,253
Vail Resorts, Inc., 5.63%, 07/15/30(b)	145	147,218
Warnermedia Holdings, Inc.
3.76%, 03/15/27	350	347,545
4.05%, 03/15/29	440	427,532
WMG Acquisition Corp.
3.75%, 12/01/29(b)	240	231,111
3.88%, 07/15/30(b)	30	28,807
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	215	216,177
		8,942,882
Environmental Control — 0.1%
Clean Harbors, Inc., 5.13%, 07/15/29(b)	5	5,009
Enviri Corp., 5.75%, 07/31/27(b)	165	165,140
GFL Environmental, Inc.
3.50%, 09/01/28(b)	250	245,018
4.00%, 08/01/28(b)	250	245,917
4.38%, 08/15/29(b)	150	146,996
4.75%, 06/15/29(b)	225	223,616
Madison IAQ LLC
4.13%, 06/30/28(b)	230	227,188
5.88%, 06/30/29(b)	360	359,550
Republic Services, Inc.
2.30%, 03/01/30	175	163,009
3.38%, 11/15/27	135	134,192
3.95%, 05/15/28	325	325,702
4.75%, 07/15/30	150	153,338
4.88%, 04/01/29	215	220,386
5.00%, 11/15/29	157	162,085
Reworld Holding Corp., 4.88%, 12/01/29(b)	235	227,450
Veralto Corp., 5.35%, 09/18/28	265	273,368
Waste Connections, Inc.
2.60%, 02/01/30	195	184,391
3.50%, 05/01/29	160	157,716
4.25%, 12/01/28	140	141,151
Waste Management, Inc.
1.15%, 03/15/28	120	113,565
2.00%, 06/01/29	145	136,043
3.15%, 11/15/27	375	371,287
Security	Par (000)	Value
Environmental Control (continued)
3.88%, 01/15/29	$145	$144,808
4.50%, 03/15/28	310	314,378
4.63%, 02/15/30	220	223,946
4.65%, 03/15/30	205	209,036
4.88%, 02/15/29	290	297,636
4.95%, 07/03/27	160	162,542
		5,734,463
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	115	124,475
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(b)	375	360,051
4.63%, 01/15/27(b)	350	349,911
4.88%, 02/15/30(b)	310	306,053
5.88%, 02/15/28(b)	200	200,140
6.50%, 02/15/28(b)	255	259,142
Almarai Sukuk Ltd., 4.45%, 09/24/30(d)	200	197,214
Aragvi Finance International DAC, 11.13%, 11/20/29(d)	200	202,958
B&G Foods, Inc.
5.25%, 09/15/27	175	169,159
8.00%, 09/15/28(b)	325	306,802
Bimbo Bakeries USA, Inc., 6.05%, 01/15/29(d)	200	209,088
BRF SA, 4.88%, 01/24/30(d)	200	193,984
C&S Group Enterprises LLC, 5.00%, 12/15/28(b)	160	150,354
Campbell's Co.(The)
4.15%, 03/15/28	420	420,451
5.20%, 03/19/27	165	167,087
5.20%, 03/21/29	185	189,725
Campbell's Co.(The), 2.38%, 04/24/30	165	151,631
Cencosud SA, 4.38%, 07/17/27(d)	400	400,723
China Modern Dairy Holdings Ltd., 4.88%, 07/10/30(d)	200	199,273
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash or 9.50% PIK)(b)(h)	218	233,085
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(b)	125	124,450
7.63%, 07/01/29(b)	150	156,008
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	200	186,121
Conagra Brands, Inc.
1.38%, 11/01/27	430	410,315
4.85%, 11/01/28	355	359,724
5.00%, 08/01/30	180	181,928
7.00%, 10/01/28	173	184,684
General Mills, Inc.
2.88%, 04/15/30	200	189,341
3.20%, 02/10/27	215	213,569
4.20%, 04/17/28	380	381,178
4.88%, 01/30/30	225	229,998
5.50%, 10/17/28	225	233,176
Grupo Nutresa SA, 8.00%, 05/12/30(d)	600	638,974
Hershey Co.(The)
1.70%, 06/01/30	60	54,184
2.45%, 11/15/29	100	94,405
4.25%, 05/04/28	120	121,043
4.55%, 02/24/28	130	132,065
4.75%, 02/24/30	165	168,978
Hormel Foods Corp.
1.70%, 06/03/28	70	66,637
1.80%, 06/11/30	255	230,393

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.80%, 03/30/27	$185	$186,828
Ingredion, Inc., 2.90%, 06/01/30	155	146,230
J M Smucker Co.(The)
2.38%, 03/15/30	110	102,170
5.90%, 11/15/28	290	303,547
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.00%, 02/02/29	105	101,463
JGSH Philippines Ltd., 4.13%, 07/09/30(d)	200	198,093
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	310	325,003
Kellanova
2.10%, 06/01/30	150	137,486
3.40%, 11/15/27	125	124,100
4.30%, 05/15/28	285	287,163
Kraft Heinz Foods Co.
3.75%, 04/01/30	200	195,577
3.88%, 05/15/27	487	485,582
4.63%, 01/30/29	95	96,245
Kroger Co.(The)
2.20%, 05/01/30	130	119,608
3.70%, 08/01/27	25	24,916
4.50%, 01/15/29	245	248,354
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(b)	290	280,320
4.88%, 05/15/28(b)	150	150,454
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)(c)	80	82,409
MARB BondCo PLC, 3.95%, 01/29/31(d)	400	363,042
Mars, Inc.
3.20%, 04/01/30(b)	205	197,256
4.45%, 03/01/27(b)	580	584,278
4.55%, 04/20/28(b)	385	389,917
4.60%, 03/01/28(b)	975	987,750
4.80%, 03/01/30(b)	1,480	1,511,666
McCormick & Co., Inc./MD
2.50%, 04/15/30	150	139,481
3.40%, 08/15/27	229	227,314
Mondelez International, Inc.
2.63%, 03/17/27	262	258,203
2.75%, 04/13/30	200	188,504
4.13%, 05/07/28	140	140,316
4.25%, 05/06/28	95	95,467
4.50%, 05/06/30	175	176,650
4.75%, 02/20/29	160	163,162
Nestle Capital Corp., 4.65%, 03/12/29(b)	150	153,455
Nestle Holdings, Inc.
1.00%, 09/15/27(b)	420	402,844
1.25%, 09/15/30(b)	465	410,125
1.50%, 09/14/28(b)	315	297,617
3.63%, 09/24/28(b)	340	338,937
4.13%, 10/01/27(b)(c)	300	302,155
4.25%, 10/01/29(b)	185	186,593
4.95%, 03/14/30(b)	185	190,587
5.00%, 03/14/28(b)	255	261,149
5.00%, 09/12/28(b)	175	180,091
5.00%, 09/12/30(b)	200	208,027
Performance Food Group, Inc.
4.25%, 08/01/29(b)	300	293,727
5.50%, 10/15/27(b)	330	330,116
Post Holdings, Inc., 4.63%, 04/15/30(b)	435	424,507
Security	Par (000)	Value
Food (continued)
Sigma Finance Netherlands BV, 4.88%, 03/27/28(d)	$200	$201,783
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	260	250,605
Smithfield Foods, Inc.
3.00%, 10/15/30(b)	5	4,601
4.25%, 02/01/27(b)	222	221,845
5.20%, 04/01/29(b)	170	172,709
Sysco Corp.
2.40%, 02/15/30	185	172,423
3.25%, 07/15/27	142	140,827
5.10%, 09/23/30	255	262,836
5.75%, 01/17/29	205	214,341
5.95%, 04/01/30	300	317,475
TreeHouse Foods, Inc., 4.00%, 09/01/28	160	159,674
Tyson Foods, Inc.
3.55%, 06/02/27	416	413,543
4.35%, 03/01/29	325	326,426
5.40%, 03/15/29	185	191,474
U.S. Foods, Inc.
4.63%, 06/01/30(b)	150	147,740
4.75%, 02/15/29(b)	305	303,662
6.88%, 09/15/28(b)	220	226,947
United Natural Foods, Inc., 6.75%, 10/15/28(b)	160	160,392
		26,036,264
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(b)	390	389,947
Sodexo, Inc., 5.15%, 08/15/30(b)	205	209,800
TKC Holdings, Inc.
6.88%, 05/15/28(b)	155	155,944
10.50%, 05/15/29(b)	200	205,678
		961,369
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(b)	100	98,787
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	210	207,930
4.25%, 04/30/29(d)	200	194,396
Domtar Corp., 6.75%, 10/01/28(b)	210	175,006
Georgia-Pacific LLC
2.10%, 04/30/27(b)	220	215,139
2.30%, 04/30/30(b)	300	277,146
4.40%, 06/30/28(b)	125	126,283
7.75%, 11/15/29	122	137,700
Inversiones CMPC SA, 4.38%, 04/04/27(d)	200	200,256
Magnera Corp., 4.75%, 11/15/29(b)(c)	150	135,376
Mercer International, Inc.
5.13%, 02/01/29	274	169,819
12.88%, 10/01/28(b)(c)	98	71,923
Suzano Austria GmbH
2.50%, 09/15/28	165	157,090
3.75%, 01/15/31	400	377,673
5.00%, 01/15/30	300	300,757
6.00%, 01/15/29	525	542,089
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	100	105,656
		3,493,026
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	175	176,136
9.38%, 06/01/28(b)	180	186,150
9.50%, 06/01/30(b)	150	160,844

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Atmos Energy Corp.
2.63%, 09/15/29	$130	$123,977
3.00%, 06/15/27	200	198,056
Boston Gas Co.
3.00%, 08/01/29(b)	200	191,635
3.15%, 08/01/27(b)	115	113,462
Brooklyn Union Gas Co.(The)
3.87%, 03/04/29(b)	135	133,228
4.63%, 08/05/27(b)	198	198,998
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	10	8,915
4.00%, 04/01/28	90	90,036
5.25%, 03/01/28	405	415,181
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	125	113,074
ENN Energy Holdings Ltd., 4.63%, 05/17/27(d)	400	401,126
Korea Gas Corp., 2.88%, 07/16/29(d)	200	192,915
National Fuel Gas Co.
4.75%, 09/01/28	40	40,488
5.50%, 03/15/30	175	181,033
NiSource, Inc.
2.95%, 09/01/29	220	210,936
3.49%, 05/15/27	330	328,116
3.60%, 05/01/30	375	365,382
5.20%, 07/01/29	216	222,757
5.25%, 03/30/28	430	440,767
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	155	161,447
ONE Gas, Inc.
2.00%, 05/15/30	100	91,307
5.10%, 04/01/29	180	185,334
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	185	181,197
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(d)	200	187,801
Snam SpA, 5.00%, 05/28/30(b)	220	224,274
Southern California Gas Co.
2.95%, 04/15/27	610	603,769
Series XX, 2.55%, 02/01/30	200	188,544
Southern Co. Gas Capital Corp.
Series 2020-A, 1.75%, 01/15/31	15	13,268
Series A, 4.05%, 09/15/28	90	90,044
Southwest Gas Corp.
2.20%, 06/15/30	115	105,007
3.70%, 04/01/28	50	49,644
5.45%, 03/23/28	95	97,439
5.80%, 12/01/27	65	66,852
		6,739,139
Hand & Machine Tools — 0.0%
Kennametal, Inc., 4.63%, 06/15/28	70	70,599
Stanley Black & Decker, Inc.
2.30%, 03/15/30	310	285,197
4.25%, 11/15/28	150	150,378
6.00%, 03/06/28	195	202,207
		708,381
Health Care - Products — 0.3%
180 Medical, Inc., 3.88%, 10/15/29(b)	135	131,586
Abbott Laboratories, 1.15%, 01/30/28	200	190,521
Agilent Technologies, Inc.
2.10%, 06/04/30	105	96,018
2.75%, 09/15/29	165	157,766
4.20%, 09/09/27	180	180,829
Security	Par (000)	Value
Health Care - Products (continued)
Alcon Finance Corp.
2.60%, 05/27/30(b)	$210	$195,686
3.00%, 09/23/29(b)	250	239,995
Avantor Funding, Inc.
3.88%, 11/01/29(b)	235	225,167
4.63%, 07/15/28(b)	480	476,517
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	420	438,260
Baxter International, Inc.
1.92%, 02/01/27	217	212,522
2.27%, 12/01/28	470	445,134
3.95%, 04/01/30	150	146,599
4.90%, 12/15/30	190	191,311
Bay Area Toll Authority, 4.45%, 02/15/29	35	35,101
Boston Scientific Corp.
2.65%, 06/01/30	350	328,968
4.00%, 03/01/28	15	15,043
Dentsply Sirona , Inc.
3.25%, 06/01/30	205	190,735
8.38%, 09/12/55, (5-year CMT + 4.38%)(a)	75	74,080
DH Europe Finance II SARL, 2.60%, 11/15/29	210	199,434
Edwards Lifesciences Corp., 4.30%, 06/15/28	250	251,692
Embecta Corp.
5.00%, 02/15/30(b)(c)	175	163,936
6.75%, 02/15/30(b)	65	63,128
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	125	125,359
4.80%, 08/14/29	300	306,110
4.80%, 01/15/31	200	203,086
5.65%, 11/15/27	605	622,004
5.86%, 03/15/30	440	464,330
Hologic, Inc.
3.25%, 02/15/29(b)	300	298,877
4.63%, 02/01/28(b)	155	154,870
Medline Borrower LP
3.88%, 04/01/29(b)	1,380	1,350,876
5.25%, 10/01/29(b)	730	731,199
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)	435	449,002
Medtronic Global Holdings SCA, 4.25%, 03/30/28	300	302,300
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	105	111,946
Revvity, Inc.
1.90%, 09/15/28	160	150,982
3.30%, 09/15/29	240	231,746
Smith & Nephew PLC, 2.03%, 10/14/30	380	341,642
Solventum Corp.
5.40%, 03/01/29	310	321,171
5.45%, 02/25/27	68	68,966
Stryker Corp.
1.95%, 06/15/30	250	227,399
3.65%, 03/07/28	250	248,910
4.25%, 09/11/29	240	241,407
4.55%, 02/10/27	175	176,253
4.70%, 02/10/28	205	208,104
4.85%, 12/08/28	160	163,915
4.85%, 02/10/30	305	312,938
Teleflex, Inc.
4.25%, 06/01/28(b)	155	152,755
4.63%, 11/15/27	230	228,817
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	230	217,478
2.60%, 10/01/29	320	304,662

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.80%, 11/21/27	$229	$232,911
4.98%, 08/10/30	250	258,292
5.00%, 01/31/29	360	370,747
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)	110	111,974
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	125	126,040
5.05%, 02/19/30	185	190,476
5.35%, 12/01/28	165	170,585
		14,828,157
Health Care - Services — 0.8%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(b)	165	158,418
5.50%, 07/01/28(b)	165	163,008
Advocate Health & Hospitals Corp.
3.83%, 08/15/28	10	9,988
Series 2020, 2.21%, 06/15/30	80	73,695
AHP Health Partners, Inc., 5.75%, 07/15/29(b)(c)	100	97,506
Ascension Health
Series 2025, 4.08%, 11/15/28	50	50,241
Series 2025, 4.29%, 11/15/30	155	155,100
Series B, 2.53%, 11/15/29	370	350,999
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	10	9,744
Series 2018, 4.30%, 07/01/28	65	65,271
Centene Corp.
2.45%, 07/15/28	805	757,237
3.00%, 10/15/30	700	626,692
3.38%, 02/15/30	685	632,107
4.25%, 12/15/27	725	720,887
4.63%, 12/15/29	1,135	1,106,349
Charles River Laboratories International, Inc.
3.75%, 03/15/29(b)	175	168,883
4.25%, 05/01/28(b)	155	153,028
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	100,305
CHS/Community Health Systems, Inc.
5.25%, 05/15/30(b)	450	424,216
6.00%, 01/15/29(b)	225	224,540
6.13%, 04/01/30(b)	380	313,490
6.88%, 04/15/29(b)	455	418,179
Cigna Group(The)
2.40%, 03/15/30	535	497,825
3.05%, 10/15/27	150	147,991
3.40%, 03/01/27	489	486,331
4.38%, 10/15/28	1,100	1,108,919
4.50%, 09/15/30	225	226,361
5.00%, 05/15/29	305	313,220
CommonSpirit Health
3.35%, 10/01/29	325	314,612
4.35%, 09/01/30	85	84,577
6.07%, 11/01/27	245	252,618
DaVita, Inc., 4.63%, 06/01/30(b)	825	794,849
Elevance Health, Inc.
2.25%, 05/15/30	305	280,094
2.88%, 09/15/29	250	238,804
3.65%, 12/01/27	470	467,805
4.00%, 09/15/28	360	359,644
4.10%, 03/01/28	505	505,785
4.75%, 02/15/30	290	295,204
5.15%, 06/15/29	190	195,799
Encompass Health Corp.
4.50%, 02/01/28	265	263,733
Security	Par (000)	Value
Health Care - Services (continued)
4.75%, 02/01/30	$255	$253,753
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	144	146,478
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 06/15/29(b)	155	151,953
HCA, Inc.
3.13%, 03/15/27	347	343,745
3.38%, 03/15/29	280	273,579
3.50%, 09/01/30	1,025	985,625
4.13%, 06/15/29	730	728,417
4.30%, 11/15/30	180	179,021
4.50%, 02/15/27	390	390,851
5.00%, 03/01/28	255	259,721
5.20%, 06/01/28	340	348,323
5.25%, 03/01/30	270	278,592
5.63%, 09/01/28	400	412,154
5.88%, 02/01/29	380	395,559
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	210	190,808
5.20%, 06/15/29(b)	65	66,664
HealthEquity, Inc., 4.50%, 10/01/29(b)	175	170,651
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)	62	64,623
Humana, Inc.
1.35%, 02/03/27	507	493,777
3.13%, 08/15/29	140	133,979
3.70%, 03/23/29	260	254,599
3.95%, 03/15/27	40	39,902
4.88%, 04/01/30	160	161,192
5.75%, 03/01/28	340	349,665
5.75%, 12/01/28	125	129,597
ICON Investments Six DAC
5.81%, 05/08/27	210	213,901
5.85%, 05/08/29	230	239,570
IQVIA, Inc.
5.00%, 05/15/27(b)	365	365,098
5.70%, 05/15/28	225	231,884
6.25%, 02/01/29	400	420,927
6.50%, 05/15/30(b)	150	155,529
Kedrion SpA, 6.50%, 09/01/29(b)	250	246,994
Laboratory Corp. of America Holdings
2.95%, 12/01/29	205	195,872
3.60%, 09/01/27	35	34,824
4.35%, 04/01/30	200	200,124
LifePoint Health, Inc.
5.38%, 01/15/29(b)(c)	175	170,025
9.88%, 08/15/30(b)	225	241,544
11.00%, 10/15/30(b)	335	365,667
Molina Healthcare, Inc.
3.88%, 11/15/30(b)	170	156,852
4.38%, 06/15/28(b)	305	300,064
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(b)	235	201,705
National Mentor Holdings, Inc., 10.50%, 12/15/30(b)	390	402,894
Option Care Health, Inc., 4.38%, 10/31/29(b)	150	146,865
PeaceHealth Obligated Group, 4.34%, 11/15/28	30	30,159
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(b)	135	135,071
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)	465	484,434
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	215	202,080
Quest Diagnostics, Inc.
2.95%, 06/30/30	210	198,914

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.20%, 06/30/29	$170	$170,631
4.60%, 12/15/27	150	151,715
4.63%, 12/15/29	190	193,017
Radiology Partners, Inc., 9.78%, 02/15/30, (9.78% PIK)(b)(h)	241	241,000
RCN Corp., 11.63%, 04/15/23(f)	100	—
Rede D'or Finance SARL
4.50%, 01/22/30(d)	200	194,649
4.95%, 01/17/28(d)	200	199,996
Roche Holdings, Inc.
1.93%, 12/13/28(b)	625	593,753
2.31%, 03/10/27(b)	480	472,775
3.63%, 09/17/28(b)	235	233,821
4.08%, 12/02/30(b)	200	199,366
4.20%, 09/09/29(b)	215	216,296
4.79%, 03/08/29(b)	315	322,888
5.34%, 11/13/28(b)	380	394,665
5.49%, 11/13/30(b)	400	422,360
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	10	9,918
SSM Health Care Corp.
4.89%, 06/01/28	157	159,301
Series A, 3.82%, 06/01/27	170	169,732
Star Parent, Inc., 9.00%, 10/01/30(b)	300	317,925
Sutter Health
Series 2018, 3.70%, 08/15/28	183	181,916
Series 20A, 2.29%, 08/15/30	10	9,179
Team Health Holdings, Inc., 8.38%, 06/30/28(b)	125	126,490
Tenet Healthcare Corp.
4.25%, 06/01/29	425	418,544
4.38%, 01/15/30	440	432,513
4.63%, 06/15/28	200	199,709
5.13%, 11/01/27	450	450,119
6.13%, 10/01/28	490	490,975
6.13%, 06/15/30	575	587,390
Toledo Hospital (The), Series B, 5.33%, 11/15/28	140	142,300
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)	315	316,616
UnitedHealth Group, Inc.
3.70%, 05/15/27	375	374,204
2.00%, 05/15/30	500	456,403
2.88%, 08/15/29	320	307,484
2.95%, 10/15/27	370	364,810
3.38%, 04/15/27	160	159,037
3.85%, 06/15/28	455	453,826
3.88%, 12/15/28	150	149,773
4.00%, 05/15/29	305	304,594
4.25%, 01/15/29	405	407,596
4.40%, 06/15/28	120	121,218
4.60%, 04/15/27	330	332,786
4.65%, 01/15/31	250	253,117
4.70%, 04/15/29	150	152,926
4.80%, 01/15/30	425	434,622
5.25%, 02/15/28	420	430,586
5.30%, 02/15/30	415	432,247
Universal Health Services, Inc.
2.65%, 10/15/30	280	255,305
4.63%, 10/15/29	160	160,909
		39,729,281
Holding Companies - Diversified — 0.6%
Abu Dhabi Developmental Holding Co. PJSC
4.50%, 05/06/30(d)	200	200,604
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.38%, 05/08/29(d)	$400	$413,244
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	265	261,771
Antares Holdings LP
6.50%, 02/08/29(b)	245	251,024
7.95%, 08/11/28(b)	260	274,776
Apollo Debt Solutions BDC
5.70%, 01/23/31(b)	250	248,588
5.88%, 08/30/30	180	181,357
6.90%, 04/13/29	280	292,186
Ares Capital Corp.
2.88%, 06/15/27	130	127,536
2.88%, 06/15/28	440	422,376
5.10%, 01/15/31	200	196,551
5.50%, 09/01/30	255	256,375
5.88%, 03/01/29	305	312,771
5.95%, 07/15/29	280	287,707
Ares Strategic Income Fund
4.85%, 01/15/29(b)	75	74,160
5.15%, 01/15/31(b)	150	146,043
5.45%, 09/09/28(b)	100	100,816
5.55%, 04/15/31(b)	75	74,155
5.60%, 02/15/30	245	245,125
5.70%, 03/15/28	295	298,934
5.80%, 09/09/30(b)	200	200,606
6.35%, 08/15/29	200	205,943
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30	175	174,994
5.95%, 03/01/31	50	49,142
Barings BDC, Inc., 7.00%, 02/15/29	50	51,636
Barings Private Credit Corp., 6.15%, 06/11/30(b)	125	124,187
Blackstone Private Credit Fund
3.25%, 03/15/27	340	334,899
4.00%, 01/15/29	295	286,442
4.95%, 09/26/27	75	75,402
5.05%, 09/10/30	230	225,283
5.25%, 04/01/30	105	103,730
5.35%, 03/12/31	75	73,255
5.60%, 11/22/29	155	155,950
5.95%, 07/16/29	235	239,032
7.30%, 11/27/28	145	153,371
Blackstone Secured Lending Fund
2.13%, 02/15/27	210	204,996
2.85%, 09/30/28	180	170,318
5.13%, 01/31/31	150	146,769
5.30%, 06/30/30	155	153,785
5.35%, 04/13/28	265	267,377
5.88%, 11/15/27	120	122,390
Blue Owl Capital Corp.
2.88%, 06/11/28	290	274,851
5.95%, 03/15/29	350	353,749
6.20%, 07/15/30	85	85,800
Blue Owl Capital Corp. III, 3.13%, 04/13/27	65	63,643
Blue Owl Credit Income Corp.
4.70%, 02/08/27	193	192,684
5.80%, 03/15/30	320	317,318
6.60%, 09/15/29	245	252,132
7.75%, 09/16/27	210	218,370
7.75%, 01/15/29	180	190,856
7.95%, 06/13/28	210	221,841

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Technology Finance Corp., 6.10%, 03/15/28	$170	$172,400
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(c)	220	225,792
Capital Southwest Corp., 5.95%, 09/18/30	60	60,016
Carlyle Secured Lending, Inc., 6.75%, 02/18/30(c)	100	102,542
CITIC Ltd.
2.85%, 02/25/30(d)	200	190,016
2.88%, 02/17/27(d)	200	197,557
3.88%, 02/28/27(d)	400	399,206
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	20	19,751
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	30	28,579
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	290	285,388
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	309	288,018
Fairfax India Holdings Corp., 5.00%, 02/26/28(d)	250	239,208
Franklin BSP Capital Corp.
6.00%, 10/02/30(b)	75	73,663
7.20%, 06/15/29	135	139,940
FS KKR Capital Corp.
3.13%, 10/12/28	285	263,313
3.25%, 07/15/27	205	198,586
6.13%, 01/15/30(c)	245	239,345
6.13%, 01/15/31	150	145,222
6.88%, 08/15/29	160	161,127
7.88%, 01/15/29	145	150,188
Gaci First Investment Co.
4.75%, 02/14/30(d)	400	402,522
5.00%, 10/13/27(d)	400	404,334
5.00%, 01/29/29(d)	600	608,755
5.25%, 01/29/30(d)	800	820,128
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	50	49,651
5.65%, 09/09/30	55	54,899
6.38%, 03/11/27	150	152,831
Goldman Sachs Private Credit Corp.
5.38%, 01/31/29(b)	50	50,071
5.88%, 05/06/28(b)(c)	55	56,042
5.88%, 01/31/31(b)	150	148,633
6.25%, 05/06/30(b)	200	203,567
Golub Capital BDC, Inc.
2.05%, 02/15/27	120	116,989
6.00%, 07/15/29	225	230,298
7.05%, 12/05/28	210	220,971
Golub Capital Private Credit Fund
5.45%, 08/15/28(b)	55	55,373
5.60%, 04/15/31(b)	50	49,354
5.80%, 09/12/29	160	162,241
5.88%, 05/01/30	120	121,452
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31	10	10,254
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	370	383,548
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	200	199,122
4.75%, 04/27/27(d)	400	401,465
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(d)	200	199,336
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	$245	$216,178
5.25%, 05/15/27	433	428,044
9.00%, 06/15/30	220	214,610
9.75%, 01/15/29	215	216,300
10.00%, 11/15/29(b)	320	322,871
Khazanah Global Sukuk Bhd
4.48%, 09/05/29(d)	200	202,403
4.69%, 06/01/28(d)	400	405,483
Magellan Capital Holdings PLC, 8.38%, 07/08/29, (1-year CMT + 4.23%)(a)(d)	200	205,272
Main Street Capital Corp.
5.40%, 08/15/28	115	115,672
6.50%, 06/04/27	105	107,182
6.95%, 03/01/29	85	88,753
MDGH GMTN RSC Ltd.
2.88%, 11/07/29(d)	400	380,454
2.88%, 05/21/30(d)	200	188,658
3.00%, 03/28/27(d)	200	197,247
3.75%, 04/19/29(d)	200	197,503
4.50%, 11/07/28(d)	200	202,086
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	100	99,986
6.00%, 05/19/30	80	81,426
6.15%, 05/17/29	165	170,147
MSD Investment Corp.
6.13%, 02/05/31(b)	50	49,752
6.25%, 05/31/30(b)	150	150,259
New Mountain Finance Corp.
6.20%, 10/15/27	115	116,389
6.88%, 02/01/29	115	117,185
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)	75	74,750
5.75%, 02/01/30	95	94,582
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	95	97,269
Oaktree Specialty Lending Corp.
6.34%, 02/27/30	120	119,543
7.10%, 02/15/29	135	139,510
Oaktree Strategic Credit Fund
6.19%, 07/15/30(b)	125	124,482
6.50%, 07/23/29	115	118,309
8.40%, 11/14/28	140	150,896
Prospect Capital Corp., 3.44%, 10/15/28(c)	120	106,622
Rongshi International Finance Ltd.
3.63%, 05/04/27(d)	200	199,117
3.75%, 05/21/29(d)	200	197,944
Sixth Street Lending Partners
5.75%, 01/15/30	210	212,210
6.13%, 07/15/30	200	204,656
6.50%, 03/11/29	210	218,016
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	100	102,874
6.95%, 08/14/28	120	125,797
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(d)	200	205,002
Stena International SA, 7.25%, 01/15/31(b)	265	272,292
Suci Second Investment Co.
4.38%, 09/10/27(d)	400	400,760
6.00%, 10/25/28(d)	800	832,678

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Temasek Financial I Ltd.
3.63%, 08/01/28(b)	$500	$498,954
3.75%, 08/20/27(b)	250	249,950
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(a)(d)	200	214,072
TVF Varlik Kiralama AS, 6.95%, 01/23/30(a)(d)	400	413,077
Zhongyuan Zhicheng Co. Ltd., 5.90%, 06/20/27(d)	200	204,189
		29,089,954
Home Builders — 0.1%
Adams Homes, Inc., 9.25%, 10/15/28(b)	113	117,895
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(b)	115	110,175
4.63%, 04/01/30(b)	125	118,528
Beazer Homes USA, Inc., 5.88%, 10/15/27	130	129,689
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(b)	160	149,295
5.00%, 06/15/29(b)	100	96,886
6.25%, 09/15/27(b)	205	204,978
Century Communities, Inc., 3.88%, 08/15/29(b)	155	147,473
DR Horton, Inc.
1.40%, 10/15/27	145	139,051
4.85%, 10/15/30	40	40,922
Dream Finders Homes, Inc.
6.88%, 09/15/30(b)	100	101,222
8.25%, 08/15/28(b)	150	154,915
Empire Communities Corp., 9.75%, 05/01/29(b)	145	149,870
Forestar Group, Inc., 5.00%, 03/01/28(b)	93	92,916
KB Home
6.88%, 06/15/27	130	132,343
7.25%, 07/15/30	150	154,462
Lennar Corp.
4.75%, 11/29/27	422	426,162
5.00%, 06/15/27	85	85,614
5.20%, 07/30/30	155	159,714
LGI Homes, Inc.
4.00%, 07/15/29(b)	85	78,117
8.75%, 12/15/28(b)	135	140,751
M/I Homes, Inc., 4.95%, 02/01/28	157	156,604
Mattamy Group Corp., 4.63%, 03/01/30(b)	170	165,565
Meritage Homes Corp.
3.88%, 04/15/29(b)	135	132,799
5.13%, 06/06/27	120	120,828
New Home Co., Inc.(The)
8.50%, 11/01/30(b)	55	57,354
9.25%, 10/01/29(b)	95	99,842
NVR, Inc., 3.00%, 05/15/30	255	242,280
Sekisui House U.S., Inc., 3.85%, 01/15/30	120	115,712
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	135	134,461
4.75%, 04/01/29	80	78,990
STL Holding Co. LLC, 8.75%, 02/15/29(b)	85	89,489
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(b)	140	140,871
5.75%, 01/15/28(b)	210	214,007
Thor Industries, Inc., 4.00%, 10/15/29(b)	165	158,772
Toll Brothers Finance Corp.
3.80%, 11/01/29	130	128,016
4.35%, 02/15/28	55	55,301
4.88%, 03/15/27	179	180,233
Security	Par (000)	Value
Home Builders (continued)
Tri Pointe Homes, Inc.
5.25%, 06/01/27	$100	$100,380
5.70%, 06/15/28	105	106,181
Winnebago Industries, Inc., 6.25%, 07/15/28(b)	64	64,129
		5,472,792
Home Furnishings — 0.0%
Arcelik A/S, 8.50%, 09/25/28(d)	200	211,877
FXI Holdings, Inc.
11.00%, 11/15/30(b)	274	252,601
14.00%, 11/15/29, (14.00 % Cash)(b)(h)	164	96,537
Leggett & Platt, Inc.
3.50%, 11/15/27	165	162,668
4.40%, 03/15/29	215	212,742
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	200	193,043
Somnigroup International, Inc., 4.00%, 04/15/29(b)	250	242,572
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(d)	200	149,489
Whirlpool Corp.
4.75%, 02/26/29	210	207,654
6.13%, 06/15/30	160	160,572
		1,889,755
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)(c)	200	185,244
Avery Dennison Corp.
2.65%, 04/30/30	125	116,795
4.88%, 12/06/28	125	127,361
Church & Dwight Co., Inc., 3.15%, 08/01/27	250	247,161
Clorox Co.(The)
1.80%, 05/15/30	150	135,449
3.10%, 10/01/27	85	83,925
3.90%, 05/15/28	240	239,758
4.40%, 05/01/29	135	136,321
Kimberly-Clark Corp.
1.05%, 09/15/27	225	215,893
3.10%, 03/26/30	305	293,090
3.20%, 04/25/29	255	249,312
3.95%, 11/01/28	170	170,219
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	910	898,735
		3,099,263
Housewares — 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)	255	224,917
Central Garden & Pet Co.
4.13%, 10/15/30	150	144,075
5.13%, 02/01/28	85	85,011
Newell Brands, Inc.
6.38%, 09/15/27	150	151,739
6.38%, 05/15/30(c)	225	222,326
6.63%, 09/15/29	160	160,230
8.50%, 06/01/28(b)	375	393,419
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(c)	120	118,143
		1,499,860
Insurance — 1.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	110	131,637
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(b)	225	217,888
6.00%, 08/01/29(b)(c)	150	148,371
7.50%, 11/06/30(b)	335	346,920
8.25%, 02/01/29(b)	287	297,685

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
8.50%, 06/15/29(b)	$155	$162,232
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	295	298,959
Aflac, Inc., 3.60%, 04/01/30	305	299,700
AIA Group Ltd.
3.38%, 04/07/30(b)	300	292,392
3.60%, 04/09/29(b)	315	311,303
5.63%, 10/25/27(b)	500	513,622
Alleghany Corp., 3.63%, 05/15/30	150	146,873
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(b)	255	251,823
5.88%, 11/01/29(b)	125	124,590
6.75%, 10/15/27(b)	380	381,309
6.75%, 04/15/28(b)	490	498,521
7.00%, 01/15/31(b)	450	466,553
Allstate Corp.(The)
1.45%, 12/15/30	200	174,979
5.05%, 06/24/29	195	201,026
American Financial Group, Inc./OH, 5.25%, 04/02/30	90	94,162
American International Group, Inc.
3.40%, 06/30/30	130	125,752
4.85%, 05/07/30	150	153,700
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 2.86%)(a)	50	50,941
American National Global Funding
4.63%, 12/15/28(b)	125	125,472
4.88%, 01/23/31(b)	125	124,521
5.25%, 06/03/30(b)	125	126,958
5.55%, 01/28/30(b)	190	195,388
American National Group, Inc.
5.00%, 06/15/27	81	81,605
5.75%, 10/01/29	145	150,048
7.00%, 12/01/55, (5-year CMT + 3.18%)(a)	150	151,457
AmWINS Group, Inc.
4.88%, 06/30/29(b)	250	246,559
6.38%, 02/15/29(b)	255	261,628
Aon Corp.
2.80%, 05/15/30	300	283,029
3.75%, 05/02/29	250	247,479
4.50%, 12/15/28	150	151,995
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	135	133,216
Aon North America, Inc.
5.13%, 03/01/27	240	242,931
5.15%, 03/01/29	330	339,859
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	245	248,614
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48, (5-year CMT + 3.27%)(a)(d)	200	201,800
Arthur J Gallagher & Co.
4.60%, 12/15/27	165	166,977
4.85%, 12/15/29	230	235,335
Ascot Group Ltd., 4.25%, 12/15/30(b)	200	185,440
Assurant, Inc.
3.70%, 02/22/30	120	116,461
4.90%, 03/27/28	145	146,666
7.00%, 03/27/48, (3-mo. SOFR US + 4.13%)(a)	5	5,159
Security	Par (000)	Value
Insurance (continued)
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	$125	$131,173
Athene Global Funding
1.99%, 08/19/28(b)	280	264,049
2.45%, 08/20/27(b)	75	73,043
2.50%, 03/24/28(b)	265	255,161
2.55%, 11/19/30(b)	300	271,117
2.72%, 01/07/29(b)	120	113,989
4.72%, 10/08/29(b)	235	235,697
4.83%, 05/09/28(b)	165	166,687
5.03%, 07/17/30(b)	415	418,652
5.35%, 07/09/27(b)	175	177,941
5.38%, 01/07/30(b)	270	276,085
5.52%, 03/25/27(b)	170	172,556
5.58%, 01/09/29(b)	350	360,071
Athene Holding Ltd.
4.13%, 01/12/28	475	474,995
6.15%, 04/03/30	150	158,918
AXA SA, 8.60%, 12/15/30	150	175,712
Axis Specialty Finance LLC
3.90%, 07/15/29	230	227,844
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	75	73,003
Axis Specialty Finance PLC, 4.00%, 12/06/27	250	249,573
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	250	223,547
1.85%, 03/12/30	155	142,628
2.30%, 03/15/27	245	241,333
Brighthouse Financial Global Funding
2.00%, 06/28/28(b)	180	169,218
5.55%, 04/09/27(b)	205	207,646
5.65%, 06/10/29(b)	185	189,090
Brighthouse Financial, Inc.
3.70%, 06/22/27	220	217,746
5.63%, 05/15/30(c)	150	152,620
Broadstreet Partners Group LLC, 5.88%, 04/15/29(b)	275	273,679
Brown & Brown, Inc.
4.50%, 03/15/29	185	186,219
4.70%, 06/23/28	165	167,166
4.90%, 06/23/30(c)	255	258,405
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.23%)(a)(d)	600	617,347
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.07%)(a)(d)(i)	800	836,151
Chubb INA Holdings LLC
1.38%, 09/15/30	360	317,703
4.65%, 08/15/29	230	235,263
Cincinnati Financial Corp., 6.92%, 05/15/28	130	138,154
CNA Financial Corp.
2.05%, 08/15/30	160	144,787
3.45%, 08/15/27	260	257,636
3.90%, 05/01/29	120	119,222
CNO Financial Group, Inc., 5.25%, 05/30/29	110	111,934
CNO Global Funding
2.65%, 01/06/29(b)	185	176,494
4.38%, 09/08/28(b)	50	50,122
4.70%, 12/11/30(b)	100	99,936
4.88%, 12/10/27(b)	185	187,244
4.95%, 09/09/29(b)	200	203,359
5.88%, 06/04/27(b)	240	245,201
Constellation Global Funding, 4.85%, 10/22/30(b)	200	198,078

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Constellation Insurance, Inc., 6.80%, 01/24/30(b)	$140	$142,849
Corebridge Financial, Inc.
3.65%, 04/05/27	520	517,725
3.85%, 04/05/29	430	425,407
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	430	441,373
Corebridge Global Funding
4.25%, 08/21/28(b)	135	135,386
4.45%, 10/02/30(b)	125	124,698
4.55%, 01/09/31(b)	250	249,455
4.65%, 08/20/27(b)	245	247,531
4.85%, 06/06/30(b)	200	202,738
4.90%, 01/07/28(b)	185	187,983
4.90%, 12/03/29(b)	130	132,535
5.20%, 01/12/29(b)	115	118,121
5.20%, 06/24/29(b)	135	138,698
5.90%, 09/19/28(b)	145	151,282
Empower Finance 2020 LP, 1.36%, 09/17/27(b)	35	33,584
Enstar Group Ltd., 4.95%, 06/01/29	180	182,009
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)	40	38,436
1.80%, 03/08/28(b)	230	219,451
4.88%, 11/19/27(b)	180	182,919
5.00%, 03/27/30(b)	245	249,920
5.45%, 03/03/28(b)	220	225,609
Equitable Holdings, Inc.
4.35%, 04/20/28	353	354,987
4.57%, 02/15/29(b)	105	105,332
Essent Group Ltd., 6.25%, 07/01/29	155	162,120
F&G Annuities & Life, Inc.
6.50%, 06/04/29	180	187,070
7.40%, 01/13/28	185	193,235
F&G Global Funding
2.00%, 09/20/28(b)	90	84,518
2.30%, 04/11/27(b)	450	439,906
4.50%, 01/09/29(b)	50	50,003
4.65%, 09/08/28(b)	125	125,632
5.88%, 06/10/27(b)	165	168,398
5.88%, 01/16/30(b)	125	129,617
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	200	201,189
4.85%, 04/17/28	240	243,366
Farmers Exchange Capital, 7.05%, 07/15/28(b)	105	109,881
Fidelity National Financial, Inc.
3.40%, 06/15/30	225	214,625
4.50%, 08/15/28	145	146,046
First American Financial Corp., 4.00%, 05/15/30	100	96,896
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	450	424,499
Fortitude Global Funding, 4.63%, 10/06/28(b)	125	125,199
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)(c)	225	233,392
FWD Group Holdings Ltd., 5.25%, 09/22/30(b)	200	201,230
GA Global Funding Trust
1.95%, 09/15/28(b)	30	28,309
4.40%, 09/23/27(b)	180	180,663
4.50%, 09/18/30(b)	150	148,022
5.40%, 01/13/30(b)	270	276,550
5.50%, 01/08/29(b)	375	385,769
Global Atlantic Fin Co.
4.40%, 10/15/29(b)	170	167,884
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(b)	200	206,827
Globe Life, Inc.
2.15%, 08/15/30	110	99,779
Security	Par (000)	Value
Insurance (continued)
4.55%, 09/15/28	$220	$222,253
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(b)	65	64,909
Guardian Life Global Funding
1.25%, 11/19/27(b)	65	62,051
1.40%, 07/06/27(b)	70	67,606
1.63%, 09/16/28(b)	70	65,835
3.25%, 03/29/27(b)	355	352,443
4.18%, 09/26/29(b)	140	139,959
4.33%, 10/06/30(b)	225	224,915
4.40%, 12/11/30(b)	200	200,318
4.80%, 04/28/30(b)	200	203,504
5.55%, 10/28/27(b)	425	436,649
5.74%, 10/02/28(b)	125	130,269
Hanover Insurance Group, Inc. (The), 2.50%, 09/01/30	100	91,336
Hanwha Life Insurance Co. Ltd.
3.38%, 02/04/32, (5-year CMT + 1.85%)(d)	200	197,485
6.30%, 06/24/55, (5-year CMT + 2.29%)(a)(d)	400	416,200
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/29	160	153,530
Horace Mann Educators Corp.
4.70%, 10/01/30	100	99,639
7.25%, 09/15/28	75	80,238
HUB International Ltd.
5.63%, 12/01/29(b)	165	164,833
7.25%, 06/15/30(b)	980	1,023,807
Jackson Financial, Inc., 5.17%, 06/08/27	145	146,927
Jackson National Life Global Funding
3.05%, 06/21/29(b)(c)	55	52,529
4.55%, 09/09/30(b)	240	239,267
4.60%, 10/01/29(b)	225	225,595
4.70%, 06/05/28(b)	150	151,868
5.25%, 04/12/28(b)	185	188,723
5.35%, 01/13/30(b)	170	174,882
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(b)	230	240,441
Kemper Corp., 2.40%, 09/30/30	5	4,467
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(a)(d)	200	203,408
Legal & General Group PLC, 5.25%, 03/21/47, (5-year USD Swap + 3.69%)(a)(d)	600	603,944
Liberty Mutual Group, Inc.
4.13%, 12/15/51, (5-year CMT + 3.32%)(a)(b)	100	99,044
4.57%, 02/01/29(b)	330	331,946
Lincoln Financial Global Funding
4.20%, 01/12/29(b)	100	99,915
4.63%, 05/28/28(b)	125	126,250
4.63%, 08/18/30(b)	255	255,809
5.30%, 01/13/30(b)	245	252,747
Lincoln National Corp.
2.33%, 08/15/30(b)	160	144,887
3.05%, 01/15/30	205	195,367
3.40%, 01/15/31	150	142,372
3.80%, 03/01/28	150	149,192
Loews Corp., 3.20%, 05/15/30	155	148,596
Manulife Financial Corp.
2.48%, 05/19/27	110	108,100
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(a)	327	326,291
Markel Group, Inc., 3.35%, 09/17/29	135	130,748

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	$250	$228,110
4.38%, 03/15/29	460	464,483
4.55%, 11/08/27	265	268,046
4.65%, 03/15/30	350	356,324
MassMutual Global Funding II
1.55%, 10/09/30(b)	300	264,506
4.00%, 01/22/29(b)	200	199,738
4.45%, 03/27/28(b)	200	202,193
4.55%, 05/07/30(b)	250	252,059
4.85%, 01/17/29(b)	200	204,508
4.95%, 01/10/30(b)	200	204,380
5.05%, 12/07/27(b)	410	418,416
5.05%, 06/14/28(b)	250	256,229
5.10%, 04/09/27(b)	205	207,929
5.15%, 05/30/29(b)	190	195,950
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(a)(b)	360	364,082
Mercury General Corp., 4.40%, 03/15/27	45	44,991
Met Tower Global Funding
4.00%, 10/01/27(b)	150	150,277
4.00%, 01/14/29(b)	150	149,715
4.20%, 09/16/30(b)	150	149,260
4.80%, 01/14/28(b)	150	152,460
5.25%, 04/12/29(b)	150	155,072
MetLife, Inc., 4.55%, 03/23/30	305	310,787
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	250	219,273
2.95%, 04/09/30(b)	300	285,175
3.00%, 09/19/27(b)	250	246,528
3.05%, 06/17/29(b)	150	144,606
3.30%, 03/21/29(b)	150	146,384
4.15%, 08/25/28(b)	200	200,870
4.30%, 08/25/29(b)	150	150,464
4.35%, 01/12/31(b)	300	299,879
4.40%, 06/30/27(b)	410	412,675
4.85%, 01/08/29(b)	265	270,625
4.90%, 01/09/30(b)	150	153,207
5.05%, 06/11/27(b)	155	157,291
5.05%, 01/06/28(b)	170	173,689
5.40%, 09/12/28(b)	180	186,228
MGIC Investment Corp., 5.25%, 08/15/28	320	319,772
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(a)(b)(i)	200	202,400
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(b)	50	50,429
4.55%, 01/13/31(b)	100	99,924
4.75%, 10/15/29(b)	130	132,012
5.35%, 04/09/27(b)	250	253,501
5.45%, 12/12/28(b)	180	185,912
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(b)	145	147,902
Nassau Companies of New York (The), 7.88%, 07/15/30(b)	120	114,098
New York Life Global Funding
1.20%, 08/07/30(b)	300	262,448
3.00%, 01/10/28(b)	330	324,717
3.25%, 04/07/27(b)	405	402,512
3.90%, 10/01/27(b)	270	270,301
4.05%, 02/02/29(b)	100	100,135
4.15%, 07/25/28(b)	150	150,844
Security	Par (000)	Value
Insurance (continued)
4.25%, 01/09/31(b)	$125	$124,613
4.40%, 12/13/27(b)	80	80,773
4.40%, 04/25/28(b)	150	151,575
4.60%, 12/05/29(b)	205	208,321
4.60%, 06/03/30(b)	165	167,487
4.70%, 01/29/29(b)	285	289,992
4.85%, 01/09/28(b)	450	458,236
4.90%, 04/02/27(b)	175	177,151
4.90%, 06/13/28(b)	180	183,757
5.00%, 06/06/29(b)(c)	160	164,726
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.65%)(a)(b)	400	360,132
3.40%, 01/23/50, (5-year CMT + 2.61%)(a)(b)	355	336,040
4.00%, 09/19/47, (5-year USD ICE Swap +2.88%)(a)(b)	200	198,775
NLG Global Funding, 5.40%, 01/23/30(b)	190	195,799
NMI Holdings, Inc., 6.00%, 08/15/29	115	119,234
Northwestern Mutual Global Funding
1.70%, 06/01/28(b)	200	190,093
3.30%, 04/04/29(b)	130	126,530
4.11%, 09/12/27(b)	220	220,903
4.13%, 08/25/28(b)	110	110,518
4.30%, 01/13/31(b)	100	99,905
4.35%, 09/15/27(b)	150	151,212
4.49%, 03/21/28(b)	220	222,500
4.60%, 06/03/30(b)	190	192,554
4.71%, 01/10/29(b)	180	183,406
4.90%, 06/12/28(b)	130	132,756
4.96%, 01/13/30(b)	210	215,046
5.07%, 03/25/27(b)	220	222,920
Pacific Life Global Funding II
1.45%, 01/20/28(b)	100	95,354
1.60%, 09/21/28(b)	60	56,321
4.38%, 02/03/31(b)	125	125,109
4.45%, 05/01/28(b)	200	202,210
4.50%, 08/28/29(b)	135	136,426
4.85%, 02/10/30(b)	150	152,713
4.90%, 04/04/28(b)	30	30,570
4.90%, 01/11/29(b)	80	81,667
5.50%, 07/18/28(b)	430	445,910
PartnerRe Finance B LLC, 3.70%, 07/02/29	195	190,729
Pricoa Global Funding I
4.35%, 11/25/30(b)	150	150,043
4.40%, 08/27/27(b)	170	171,481
4.70%, 05/28/30(b)	170	172,723
5.10%, 05/30/28(b)	410	420,518
Principal Financial Group, Inc.
2.13%, 06/15/30	200	182,351
3.70%, 05/15/29	105	103,568
4.11%, 02/15/28(b)	185	184,889
Principal Life Global Funding II
1.50%, 08/27/30(b)	150	132,226
1.63%, 11/19/30(b)	150	131,513
2.50%, 09/16/29(b)	150	141,180
4.25%, 08/18/28(b)	40	40,129
4.45%, 01/13/31(b)	250	249,574
4.60%, 08/19/27(b)	250	252,413
4.80%, 01/09/28(b)	105	106,461
4.95%, 11/27/29(b)	145	148,385
5.10%, 01/25/29(b)	200	204,947
5.50%, 06/28/28(b)	305	314,386

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Progressive Corp.(The)
2.50%, 03/15/27	$310	$305,582
3.20%, 03/26/30	140	135,250
4.00%, 03/01/29	215	215,421
6.63%, 03/01/29	5	5,377
Protective Life Corp.
3.40%, 01/15/30(b)	130	125,258
4.30%, 09/30/28(b)	85	85,206
4.70%, 01/15/31(b)	150	150,265
Protective Life Global Funding
1.74%, 09/21/30(b)	250	221,357
1.90%, 07/06/28(b)	35	33,271
4.34%, 09/13/27(b)	150	151,011
4.71%, 07/06/27(b)	205	207,275
4.77%, 12/09/29(b)	160	162,653
4.80%, 06/05/30(b)	150	152,069
5.22%, 06/12/29(b)	150	154,409
5.47%, 12/08/28(b)	180	186,411
5.76%, 07/05/30(b)	285	299,249
Prudential Financial, Inc.
2.10%, 03/10/30	170	157,820
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	200	186,494
3.88%, 03/27/28	450	450,524
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	185	182,760
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	235	237,551
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.52%)(a)(d)	400	385,084
3.13%, 04/14/30	300	287,253
Reinsurance Group of America, Inc.
3.15%, 06/15/30	225	213,238
3.90%, 05/15/29	245	243,036
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	35	34,782
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	135	132,310
RGA Global Funding
2.70%, 01/18/29(b)	140	133,741
4.35%, 08/25/28(b)	100	100,604
4.60%, 11/25/30(b)	125	125,239
5.25%, 01/09/30(b)	165	170,273
5.45%, 05/24/29(b)	215	222,786
5.50%, 01/11/31(b)	250	259,841
6.00%, 11/21/28(b)	145	151,922
Ryan Specialty LLC, 4.38%, 02/01/30(b)	120	116,939
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	210	209,781
Sammons Financial Group Global Funding
4.80%, 12/12/30(b)	100	100,402
4.95%, 06/12/30(b)	115	116,484
5.05%, 01/10/28(b)	185	188,029
5.10%, 12/10/29(b)	210	214,956
Sammons Financial Group, Inc., 4.45%, 05/12/27(b)	60	60,018
SiriusPoint Ltd., 7.00%, 04/05/29	125	132,368
Sumitomo Life Insurance Co., 4.00%, 09/14/77, (3-mo. SOFR US + 2.99%)(a)(b)	485	481,850
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(a)(b)	225	226,401
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 2.40%)(a)(d)	200	207,826
Unum Group, 4.00%, 06/15/29	120	118,856
Western-Southern Global Funding
4.25%, 01/29/29(b)	100	100,190
4.50%, 07/16/28(b)	75	75,545
4.90%, 05/01/30(b)	125	127,375
Security	Par (000)	Value
Insurance (continued)
Willis North America, Inc.
2.95%, 09/15/29	$205	$195,765
4.50%, 09/15/28	210	211,710
4.55%, 03/15/31	175	174,807
4.65%, 06/15/27	497	500,928
		70,481,094
Internet — 0.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27	860	852,507
4.88%, 05/26/30	300	308,175
Alphabet, Inc.
0.80%, 08/15/27	360	345,550
1.10%, 08/15/30	565	498,393
3.88%, 11/15/28	125	125,551
4.00%, 05/15/30	300	300,103
4.10%, 11/15/30	985	986,121
Amazon.com, Inc.
1.20%, 06/03/27	537	520,816
1.50%, 06/03/30	660	594,575
1.65%, 05/12/28	675	645,317
3.15%, 08/22/27	1,320	1,310,912
3.30%, 04/13/27	728	725,189
3.45%, 04/13/29	420	415,669
3.90%, 11/20/28	485	486,678
4.10%, 11/20/30	610	610,191
4.55%, 12/01/27	910	925,196
4.65%, 12/01/29	435	446,334
ANGI Group LLC, 3.88%, 08/15/28(b)	210	193,482
AppLovin Corp., 5.13%, 12/01/29	315	323,085
Arches Buyer, Inc.
4.25%, 06/01/28(b)	315	309,899
6.13%, 12/01/28(b)	160	156,565
Baidu, Inc.
1.63%, 02/23/27	160	156,140
3.43%, 04/07/30	200	193,960
3.63%, 07/06/27	80	79,628
4.38%, 03/29/28	225	226,629
Booking Holdings, Inc., 3.55%, 03/15/28	120	118,988
Cablevision Lightpath LLC
3.88%, 09/15/27(b)	135	134,484
5.63%, 09/15/28(b)	130	129,542
Cars.com, Inc., 6.38%, 11/01/28(b)	130	129,803
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/27(b)	110	109,232
7.00%, 06/15/27(b)	150	149,220
eBay, Inc.
2.70%, 03/11/30	320	300,904
3.60%, 06/05/27	211	209,950
4.25%, 03/06/29	100	100,402
5.95%, 11/22/27	30	30,989
Expedia Group, Inc.
3.25%, 02/15/30	375	359,907
3.80%, 02/15/28	400	397,947
4.63%, 08/01/27	326	328,371
Gen Digital, Inc.
6.75%, 09/30/27(b)	270	272,538
7.13%, 09/30/30(b)	175	179,352
Getty Images, Inc.
10.50%, 11/15/30(b)	190	192,400
11.25%, 02/21/30(b)	155	138,675

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
14.00%, 03/01/28(b)	$130	$121,829
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(b)	255	242,513
5.25%, 12/01/27(b)	225	224,798
ION Platform Finance U.S., Inc./ION Platform Finance Sarl
4.63%, 05/01/28(b)	200	187,009
5.75%, 05/15/28(b)	200	189,781
9.00%, 08/01/29(b)	200	191,991
9.50%, 05/30/29(b)	200	193,048
Series 144@, 8.75%, 05/01/29(b)	200	190,727
JD.com, Inc., 3.38%, 01/14/30	235	228,348
Kuaishou Technology, 4.13%, 01/22/31(b)	200	198,822
Match Group Holdings II LLC
4.13%, 08/01/30(b)	145	136,859
4.63%, 06/01/28(b)	153	151,558
5.00%, 12/15/27(b)	140	139,993
5.63%, 02/15/29(b)	125	124,975
Meituan
4.50%, 04/02/28(d)	400	401,693
4.63%, 10/02/29(d)	600	603,659
Meta Platforms, Inc.
3.50%, 08/15/27	840	838,631
4.20%, 11/15/30	1,165	1,162,760
4.30%, 08/15/29	405	409,490
4.60%, 05/15/28	440	448,009
4.80%, 05/15/30	355	364,610
Netflix, Inc.
4.88%, 04/15/28	659	672,479
4.88%, 06/15/30(b)	325	332,331
5.38%, 11/15/29(b)	330	344,018
5.88%, 11/15/28	660	692,350
6.38%, 05/15/29	305	326,172
Newfold Digital Holdings Group, Inc., 11.75%, 04/30/29(b)	270	203,344
Prosus NV
3.68%, 01/21/30(d)	200	192,006
4.85%, 07/06/27(d)	200	201,096
Rakuten Group, Inc.
8.13%, (5-year CMT + 4.25%)(a)(b)(i)	175	181,238
9.75%, 04/15/29(b)	575	644,061
11.25%, 02/15/27(b)	555	590,409
Tencent Holdings Ltd.
2.39%, 06/03/30(d)	600	560,824
3.60%, 01/19/28(d)	1,000	994,347
3.98%, 04/11/29(d)	800	802,202
Uber Technologies, Inc.
4.15%, 01/15/31	300	297,510
4.30%, 01/15/30	390	391,224
4.50%, 08/15/29(b)	510	510,542
VeriSign, Inc., 4.75%, 07/15/27	105	105,048
Wayfair LLC
7.25%, 10/31/29(b)	305	318,307
7.75%, 09/15/30(b)	200	213,041
Ziff Davis, Inc., 4.63%, 10/15/30(b)	135	127,814
ZipRecruiter, Inc., 5.00%, 01/15/30(b)	215	149,185
		30,620,020
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(d)	200	203,987
Algoma Steel, Inc., 9.13%, 04/15/29(b)	135	116,210
Security	Par (000)	Value
Iron & Steel (continued)
ArcelorMittal SA
4.25%, 07/16/29	$105	$105,206
6.55%, 11/29/27	457	475,799
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(b)	135	132,904
6.75%, 04/15/30(b)	230	235,921
6.88%, 11/01/29(b)	270	280,672
Commercial Metals Co., 4.13%, 01/15/30	95	92,373
CSN Inova Ventures, 6.75%, 01/28/28(d)	400	381,979
CSN Resources SA, 8.88%, 12/05/30(d)	200	192,850
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(d)	200	211,231
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(b)	100	106,373
Krakatau Posco PT
6.38%, 06/11/27(d)	200	203,494
6.38%, 06/11/29(d)	200	206,606
Metinvest BV, 7.75%, 10/17/29(d)	200	158,442
Mineral Resources Ltd.
8.00%, 11/01/27(b)	215	219,976
8.50%, 05/01/30(b)	175	181,624
9.25%, 10/01/28(b)	360	378,115
Nucor Corp.
2.70%, 06/01/30	150	141,005
3.95%, 05/01/28	80	80,035
4.30%, 05/23/27	285	286,912
4.65%, 06/01/30	155	157,646
POSCO
4.50%, 08/04/27(d)	204	204,941
5.75%, 01/17/28(d)	385	396,084
POSCO Holdings, Inc., 5.13%, 05/07/30(d)	200	204,484
Reliance, Inc., 2.15%, 08/15/30	40	36,358
Steel Dynamics, Inc.
1.65%, 10/15/27	15	14,443
3.45%, 04/15/30	180	173,990
4.00%, 12/15/28	150	149,826
U.S. Steel Corp., 6.88%, 03/01/29	150	150,291
Vale Overseas Ltd., 3.75%, 07/08/30	460	444,213
		6,323,990
Leisure Time — 0.1%
Brunswick Corp., 5.85%, 03/18/29(c)	145	150,895
Carnival Corp.
4.00%, 08/01/28(b)	820	811,726
5.13%, 05/01/29(b)	175	176,988
5.75%, 03/15/30(b)	320	329,346
6.65%, 01/15/28	83	86,350
7.00%, 08/15/29(b)	120	125,585
Harley-Davidson Financial Services, Inc., 3.05%, 02/14/27(b)	145	143,389
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)	200	208,806
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)(c)	205	165,819
NCL Corp. Ltd.
5.88%, 01/15/31(b)	435	436,026
7.75%, 02/15/29(b)	185	197,659
NCL Finance Ltd., 6.13%, 03/15/28(b)	185	189,973
Patrick Industries, Inc., 4.75%, 05/01/29(b)	110	108,837
Polaris, Inc., 6.95%, 03/15/29	165	175,402
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	180	178,303
5.38%, 07/15/27(b)	345	347,600
5.50%, 04/01/28(b)	515	525,708
7.50%, 10/15/27	185	195,000

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Sabre GLBL, Inc.
10.75%, 11/15/29(b)	$80	$65,233
10.75%, 03/15/30(b)	163	130,852
11.13%, 07/15/30(b)	450	364,213
Sunny Express Enterprises Corp.
2.95%, 03/01/27(d)	200	197,729
3.00%, 10/23/29(d)	200	192,967
3.13%, 04/23/30(d)	200	192,548
Viking Cruises Ltd., 7.00%, 02/15/29(b)	160	160,427
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	100	99,966
VOC Escrow Ltd., 5.00%, 02/15/28(b)	220	219,714
		6,177,061
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27	310	309,839
Choice Hotels International, Inc., 3.70%, 12/01/29	105	102,418
Fortune Star BVI Ltd., 8.50%, 05/19/28(d)	400	412,476
Full House Resorts, Inc., 8.25%, 02/15/28(b)(c)	160	146,273
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	200	206,486
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(b)	220	214,112
4.88%, 01/15/30	300	300,472
5.88%, 04/01/29(b)	185	189,353
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)	305	296,166
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	215	215,067
Hyatt Hotels Corp.
4.38%, 09/15/28	240	240,832
5.05%, 03/30/28	75	76,416
5.25%, 06/30/29	220	226,728
5.75%, 04/23/30	115	120,247
Las Vegas Sands Corp.
3.90%, 08/08/29	365	355,693
5.63%, 06/15/28	285	291,736
5.90%, 06/01/27	185	188,402
6.00%, 08/15/29	125	130,365
6.00%, 06/14/30	90	93,904
Marriott International, Inc./MD
4.20%, 07/15/27	65	65,213
4.80%, 03/15/30	140	142,875
4.88%, 05/15/29	220	224,891
4.90%, 04/15/29	280	286,217
5.00%, 10/15/27	330	335,267
5.55%, 10/15/28	195	202,368
Series AA, 4.65%, 12/01/28	45	45,736
Series FF, 4.63%, 06/15/30	320	324,168
Series X, 4.00%, 04/15/28	160	159,899
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(b)	190	181,075
4.75%, 01/15/28(c)	115	113,378
Melco Resorts Finance Ltd.
5.38%, 12/04/29(b)	345	341,411
5.63%, 07/17/27(d)	265	264,981
5.75%, 07/21/28(b)	300	299,670
MGM China Holdings Ltd., 4.75%, 02/01/27(b)	260	258,909
MGM Resorts International
4.75%, 10/15/28	220	219,538
5.50%, 04/15/27	219	220,414
Security	Par (000)	Value
Lodging (continued)
6.13%, 09/15/29	$250	$255,596
Sands China Ltd.
2.30%, 03/08/27	245	239,316
2.85%, 03/08/29	200	190,501
4.38%, 06/18/30	200	196,722
5.40%, 08/08/28	460	469,091
Station Casinos LLC, 4.50%, 02/15/28(b)	230	228,843
Studio City Co. Ltd., 7.00%, 02/15/27(b)	130	130,117
Studio City Finance Ltd.
5.00%, 01/15/29(b)	350	338,935
6.50%, 01/15/28(b)	160	160,049
Travel & Leisure Co.
4.50%, 12/01/29(b)	175	170,500
4.63%, 03/01/30(b)	150	146,347
6.00%, 04/01/27	135	136,664
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)	175	173,034
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	268	269,480
Wynn Macau Ltd.
5.13%, 12/15/29(b)	275	273,482
5.50%, 10/01/27(b)	245	244,985
5.63%, 08/26/28(b)	425	424,480
		11,851,137
Machinery — 0.4%
AGCO Corp., 5.45%, 03/21/27	145	146,962
ATS Corp., 4.13%, 12/15/28(b)	115	112,164
BWX Technologies, Inc.
4.13%, 06/30/28(b)	125	123,187
4.13%, 04/15/29(b)	130	127,446
Caterpillar Financial Services Corp.
1.10%, 09/14/27	230	220,803
3.60%, 08/12/27	370	369,585
3.70%, 01/10/28	125	124,988
3.95%, 11/14/28	200	200,658
4.15%, 01/08/31	150	149,915
4.38%, 08/16/29	195	197,890
4.40%, 10/15/27	240	242,828
4.40%, 03/03/28	135	136,635
4.60%, 11/15/27	375	380,992
4.70%, 11/15/29	305	312,795
4.80%, 01/08/30	140	144,558
4.85%, 02/27/29	150	154,145
5.00%, 05/14/27	160	162,609
Series K, 4.10%, 08/15/28	155	156,127
Caterpillar, Inc.
2.60%, 09/19/29	140	133,827
2.60%, 04/09/30	250	236,546
Chart Industries, Inc., 7.50%, 01/01/30(b)	435	453,219
CNH Industrial Capital LLC
4.38%, 03/07/31	75	74,374
4.50%, 10/08/27	90	90,602
4.50%, 10/16/30	125	125,076
4.55%, 04/10/28	270	272,229
4.75%, 03/21/28	105	106,218
5.10%, 04/20/29	230	235,712
5.50%, 01/12/29	190	196,668
CNH Industrial NV, 3.85%, 11/15/27	155	154,437
Deere & Co.
3.10%, 04/15/30	205	197,427
5.38%, 10/16/29	150	157,428

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Deere Funding Canada Corp., 4.15%, 10/09/30	$115	$114,743
Dover Corp., 2.95%, 11/04/29	110	105,423
Eaton Capital ULC, 4.45%, 05/09/30	160	161,201
Esab Corp., 6.25%, 04/15/29(b)	180	185,015
GrafTech Finance, Inc., 4.63%, 12/23/29(b)(c)	170	125,801
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)	155	133,272
IDEX Corp.
3.00%, 05/01/30	150	142,022
4.95%, 09/01/29	160	163,361
Ingersoll Rand, Inc.
5.18%, 06/15/29	220	227,460
5.20%, 06/15/27	295	299,635
5.40%, 08/14/28	180	186,053
John Deere Capital Corp.
1.50%, 03/06/28	55	52,550
1.75%, 03/09/27	110	107,773
2.35%, 03/08/27	320	315,441
2.45%, 01/09/30	205	194,203
2.80%, 09/08/27	185	182,449
2.80%, 07/18/29	175	168,681
3.05%, 01/06/28	75	74,129
3.35%, 04/18/29	200	196,640
3.45%, 03/07/29	200	197,365
4.15%, 09/15/27	425	428,043
4.20%, 07/15/27	275	277,114
4.38%, 10/15/30	10	10,100
4.50%, 01/16/29	330	335,917
4.65%, 01/07/28	285	290,059
4.70%, 06/10/30	300	307,462
4.75%, 01/20/28	480	489,883
4.85%, 03/05/27	155	156,896
4.85%, 06/11/29	215	221,049
4.85%, 10/11/29	115	118,831
4.90%, 06/11/27	325	330,400
4.90%, 03/03/28	131	134,087
4.95%, 07/14/28	490	503,476
Series I, 4.25%, 06/05/28	240	242,838
Series I, 4.55%, 06/05/30	405	411,881
Komatsu Finance America, Inc.
4.20%, 09/18/30(b)	200	198,833
5.50%, 10/06/27(b)	55	56,272
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	168	178,910
Mueller Water Products, Inc., 4.00%, 06/15/29(b)	140	136,219
Nordson Corp.
4.50%, 12/15/29	160	161,072
5.60%, 09/15/28	160	165,609
nVent Finance SARL, 4.55%, 04/15/28	195	196,038
Oshkosh Corp.
3.10%, 03/01/30	90	85,899
4.60%, 05/15/28	30	30,249
Otis Worldwide Corp.
2.29%, 04/05/27	100	98,133
2.57%, 02/15/30	470	440,372
5.25%, 08/16/28	265	272,817
Regal Rexnord Corp.
6.05%, 04/15/28	470	487,134
6.30%, 02/15/30	370	392,327
Rockwell Automation, Inc., 3.50%, 03/01/29	135	133,069
SPX FLOW, Inc., 8.75%, 04/01/30(b)	150	154,127
Security	Par (000)	Value
Machinery (continued)
Terex Corp., 5.00%, 05/15/29(b)	$175	$174,395
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	475	475,000
Vertiv Group Corp., 4.13%, 11/15/28(b)	275	270,735
Weir Group, Inc., 5.35%, 05/06/30(b)	250	256,538
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	409	414,539
4.90%, 05/29/30	150	153,135
Xylem, Inc./New York, 1.95%, 01/30/28	155	149,416
		18,570,141
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	295	278,559
2.88%, 10/15/27	365	358,875
3.05%, 04/15/30	195	186,356
3.38%, 03/01/29	225	220,706
3.63%, 09/14/28	140	138,963
4.80%, 03/15/30	190	193,967
Amsted Industries, Inc., 4.63%, 05/15/30(b)	120	118,729
Avient Corp., 7.13%, 08/01/30(b)	210	216,014
Axon Enterprise, Inc., 6.13%, 03/15/30(b)	260	268,009
Calderys Financing LLC, 11.25%, 06/01/28(b)	175	182,426
Eaton Corp.
3.10%, 09/15/27	275	272,115
4.35%, 05/18/28	125	126,306
Entegris, Inc.
3.63%, 05/01/29(b)	120	115,649
4.38%, 04/15/28(b)	125	124,060
4.75%, 04/15/29(b)	585	584,906
5.95%, 06/15/30(b)	265	270,212
Hillenbrand, Inc., 6.25%, 02/15/29	150	151,691
LSB Industries, Inc., 6.25%, 10/15/28(b)	151	151,172
Maxam Prill Sarl, 7.75%, 07/15/30(b)	150	156,673
Parker-Hannifin Corp.
3.25%, 06/14/29	310	302,002
4.25%, 09/15/27	555	558,132
4.50%, 09/15/29	305	309,178
Pentair Finance SARL, 4.50%, 07/01/29	135	135,600
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	350	335,339
3.40%, 03/16/27(b)	405	403,550
Siemens Funding BV
4.35%, 05/26/28(b)	200	202,221
4.60%, 05/28/30(b)	370	376,699
Teledyne Technologies, Inc., 2.25%, 04/01/28	120	115,770
Textron, Inc.
3.00%, 06/01/30	200	189,536
3.38%, 03/01/28	75	73,991
3.65%, 03/15/27	175	174,183
3.90%, 09/17/29	120	118,732
Trinity Industries, Inc., 7.75%, 07/15/28(b)	162	167,218
		7,577,539
Media — 0.7%
AMC Networks, Inc.
4.25%, 02/15/29(c)	62	54,145
10.25%, 01/15/29(b)	275	286,748
Beasley Mezzanine Holdings LLC, 9.20%, 08/01/28(b)	67	26,454
Belo Corp.
7.25%, 09/15/27	115	119,489
7.75%, 06/01/27	63	65,545

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Block Communications, Inc., 4.88%, 03/01/28(b)	$110	$107,908
Cable One, Inc., 4.00%, 11/15/30(b)	195	142,087
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30(b)	825	776,378
4.75%, 03/01/30(b)	990	946,434
5.00%, 02/01/28(b)	810	805,139
5.13%, 05/01/27(b)	910	910,848
5.38%, 06/01/29(b)	460	454,880
6.38%, 09/01/29(b)	460	464,601
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	410	385,080
3.75%, 02/15/28	355	350,416
4.20%, 03/15/28	472	470,224
5.05%, 03/30/29	420	424,617
6.10%, 06/01/29	455	474,554
Comcast Corp.
2.65%, 02/01/30	575	542,368
3.15%, 02/15/28	595	586,263
3.30%, 02/01/27	421	419,087
3.30%, 04/01/27	245	243,640
3.40%, 04/01/30	515	499,076
3.55%, 05/01/28	287	285,094
4.15%, 10/15/28	1,240	1,246,712
4.25%, 10/15/30	500	499,744
4.55%, 01/15/29	470	477,818
5.10%, 06/01/29	300	309,969
Cox Communications, Inc.
1.80%, 10/01/30(b)	250	219,197
3.50%, 08/15/27(b)	182	180,100
5.45%, 09/15/28(b)	350	359,977
CSC Holdings LLC
4.13%, 12/01/30(b)	330	200,575
4.63%, 12/01/30(b)	700	260,649
5.38%, 02/01/28(b)	305	228,541
5.50%, 04/15/27(b)	405	356,965
5.75%, 01/15/30(b)	695	271,733
6.50%, 02/01/29(b)	555	356,113
7.50%, 04/01/28(b)	310	184,908
11.25%, 05/15/28(b)	305	243,597
11.75%, 01/31/29(b)	645	470,801
Directv Financing LLC, 8.88%, 02/01/30(b)	800	810,645
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)	455	457,175
Discovery Communications LLC
3.63%, 05/15/30	300	277,354
3.95%, 03/20/28	369	362,618
4.13%, 05/15/29	225	218,489
DISH DBS Corp.
5.25%, 12/01/26(b)	253	245,641
5.75%, 12/01/28(b)	775	749,802
7.38%, 07/01/28	300	287,915
5.13%, 06/01/29	450	398,250
DISH Network Corp., 11.75%, 11/15/27(b)	1,025	1,059,969
EW Scripps Co. (The), 9.88%, 08/15/30(b)	220	219,083
FactSet Research Systems, Inc., 2.90%, 03/01/27	190	187,682
Fox Corp.
3.50%, 04/08/30	35	33,943
4.71%, 01/25/29	560	568,091
Security	Par (000)	Value
Media (continued)
Gray Television, Inc.
4.75%, 10/15/30(b)	$240	$185,135
10.50%, 07/15/29(b)(c)	472	506,993
iHeartCommunications, Inc.
4.75%, 01/15/28(b)(c)	95	87,079
7.75%, 08/15/30(b)	195	166,580
9.13%, 05/01/29(b)	202	190,677
10.88%, 05/01/30(b)	216	178,751
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(b)	215	144,181
6.75%, 10/15/27(b)	390	272,426
Liberty Interactive LLC, 8.25%, 02/01/30	150	9,881
McGraw-Hill Education, Inc.
5.75%, 08/01/28(b)	305	306,327
8.00%, 08/01/29(b)	200	201,804
News Corp., 3.88%, 05/15/29(b)	370	360,404
Nexstar Media, Inc.
4.75%, 11/01/28(b)	330	327,926
5.63%, 07/15/27(b)	525	525,124
Paramount Global
3.38%, 02/15/28	310	301,097
3.70%, 06/01/28	114	111,062
4.20%, 06/01/29	255	248,007
4.95%, 01/15/31	200	191,238
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(a)	205	186,480
6.38%, 03/30/62, (5-year CMT + 4.00%)(a)	305	286,682
7.88%, 07/30/30	135	145,098
Scripps Escrow II, Inc.
3.88%, 01/15/29(b)(c)	180	166,357
5.38%, 01/15/31(b)	120	89,336
Sinclair Television Group, Inc., 5.50%, 03/01/30(b)	215	187,956
Sirius XM Radio LLC
4.00%, 07/15/28(b)	570	556,942
4.13%, 07/01/30(b)	425	401,795
5.00%, 08/01/27(b)	430	430,075
5.50%, 07/01/29(b)	380	381,874
TCI Communications, Inc., 7.13%, 02/15/28	220	233,500
TEGNA, Inc.
4.63%, 03/15/28	310	307,702
5.00%, 09/15/29	335	332,619
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(d)	200	190,941
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	200	199,490
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	320	317,060
Univision Communications, Inc.
4.50%, 05/01/29(b)	335	320,047
7.38%, 06/30/30(b)	265	268,412
8.00%, 08/15/28(b)	390	402,611
Urban One, Inc., 7.63%, 04/01/31(b)	110	49,423
Videotron Ltd., 3.63%, 06/15/29(b)	150	146,402
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	275	242,076
Virgin Media Secured Finance PLC
4.50%, 08/15/30(b)	265	245,091
5.50%, 05/15/29(b)	420	414,267
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	165	165,000
Walt Disney Co.(The)
2.00%, 09/01/29	675	632,094
2.20%, 01/13/28	370	360,141
2.65%, 01/13/31	565	528,817

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.70%, 03/23/27	$240	$239,818
3.80%, 03/22/30	400	396,316
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	175	154,883
Ziggo BV, 4.88%, 01/15/30(b)	290	273,988
		35,153,116
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27(b)	105	104,871
6.38%, 06/15/30(b)	150	153,356
Park-Ohio Industries, Inc., 8.50%, 08/01/30(b)	100	102,669
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(b)	150	147,800
Timken Co. (The), 4.50%, 12/15/28	155	156,167
TMS International Corp./DE, 6.25%, 04/15/29(b)	125	122,806
		787,669
Mining — 0.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	150	147,666
6.13%, 05/15/28(b)	105	105,110
Alumina Pty. Ltd., 6.13%, 03/15/30(b)	150	154,653
Anglo American Capital PLC
2.63%, 09/10/30(d)	200	184,544
3.88%, 03/16/29(d)	200	197,499
4.50%, 03/15/28(b)	275	276,605
4.75%, 04/10/27(b)	225	226,582
5.63%, 04/01/30(d)	200	208,205
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	280	271,952
3.75%, 10/01/30	200	192,556
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	200	212,099
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	389	395,411
5.00%, 02/21/30	315	324,405
5.10%, 09/08/28	315	323,852
Chinalco Capital Holdings Ltd.
2.95%, 02/24/27(d)	200	197,671
4.75%, 02/14/28(d)	200	202,795
Coeur Mining, Inc., 5.13%, 02/15/29(b)	110	109,772
Compass Minerals International, Inc.
6.75%, 12/01/27(b)(c)	139	139,058
8.00%, 07/01/30(b)	190	201,511
Constellium SE
3.75%, 04/15/29(b)	150	145,044
5.63%, 06/15/28(b)	35	35,027
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(d)	400	380,220
3.15%, 01/14/30(d)	200	190,124
3.63%, 08/01/27(d)	600	595,034
Eldorado Gold Corp., 6.25%, 09/01/29	200	201,059
Endeavour Mining PLC, 7.00%, 05/28/30(d)	200	206,532
First Quantum Minerals Ltd., 9.38%, 03/01/29(d)	400	419,815
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(b)	225	225,308
5.88%, 04/15/30(b)	150	154,408
Freeport Indonesia PT, 4.76%, 04/14/27(d)	200	200,806
Freeport-McMoRan, Inc.
4.13%, 03/01/28	255	254,527
4.25%, 03/01/30	65	64,568
4.38%, 08/01/28	205	204,898
4.63%, 08/01/30	205	206,666
Security	Par (000)	Value
Mining (continued)
Glencore Funding LLC
2.50%, 09/01/30(b)	$300	$275,983
3.88%, 10/27/27(b)	120	119,668
4.00%, 03/27/27(b)	410	410,065
4.88%, 03/12/29(b)	35	35,613
4.91%, 04/01/28(b)	55	55,965
5.19%, 04/01/30(b)	255	262,444
5.34%, 04/04/27(b)	225	228,557
5.37%, 04/04/29(b)	460	475,627
5.40%, 05/08/28(b)	425	436,326
6.13%, 10/06/28(b)	180	188,677
6.38%, 10/06/30(b)	270	291,195
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(d)	200	209,772
Hecla Mining Co., 7.25%, 02/15/28	91	91,119
Hudbay Minerals, Inc., 6.13%, 04/01/29(d)	180	182,004
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(d)	200	206,373
6.53%, 11/15/28(d)	400	422,304
Industrias Penoles SAB de CV, 4.15%, 09/12/29(d)	200	198,177
Ivanhoe Mines Ltd., 7.88%, 01/23/30(d)	400	414,721
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(b)	110	114,722
Minmetals Capitals & Securities, Inc.
4.25%(a)(d)	200	200,096
4.35%, (5-year CMT + 3.61%)(a)(d)	200	200,038
Navoi Mining & Metallurgical Combinat, 6.75%, 05/14/30(d)	200	210,319
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(b)	62	61,825
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	180	173,455
Nickel Industries Ltd., 9.00%, 09/30/30(d)	200	209,939
Novelis Corp.
4.75%, 01/30/30(b)	500	484,470
6.88%, 01/30/30(b)	225	233,376
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	60	62,418
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	270	289,937
Rio Tinto Finance USA PLC
4.38%, 03/12/27	115	115,785
4.50%, 03/14/28	280	283,315
4.88%, 03/14/30	605	620,242
SDG Finance Ltd., 4.60%, 05/21/28(d)	200	201,120
Stillwater Mining Co., 4.50%, 11/16/29(d)	200	192,079
Taseko Mines Ltd., 8.25%, 05/01/30(b)	150	159,327
Vedanta Resources Finance II PLC
9.48%, 07/24/30(d)	200	210,605
10.88%, 09/17/29(d)	400	428,279
WE Soda Investments Holding PLC, 9.50%, 10/06/28(d)	200	206,429
		16,718,348
Multi-National — 0.1%
Dexia SA
4.50%, 03/19/27(b)	605	609,171
4.75%, 01/24/30(b)	220	225,698
ICDPS Sukuk Ltd., 4.95%, 02/14/29(d)	200	203,294
International Bank for Reconstruction & Development, 4.50%, 06/26/28	25	25,074

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Multi-National (continued)
International Development Association
1.00%, 12/03/30(b)	$100	$87,453
4.88%, 11/01/28(b)	905	933,026
Isdb Trust Services No. 2 SARL
3.21%, 04/28/27(d)	200	198,498
4.05%, 10/15/29(d)	400	402,302
4.60%, 03/14/28(d)	2,300	2,334,559
New Development Bank, 4.38%, 03/31/28(d)	350	353,347
		5,372,422
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	265	255,818
3.28%, 12/01/28	155	150,946
4.25%, 04/01/28	245	244,190
5.10%, 03/01/30	215	219,145
Xerox Holdings Corp.
5.50%, 08/15/28(b)	240	107,224
8.88%, 11/30/29(b)	135	50,434
		1,027,757
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(b)	150	148,156
Oil & Gas — 1.4%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(d)	200	200,844
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	310	326,115
Aker BP ASA
3.75%, 01/15/30(b)	250	242,192
4.00%, 01/15/31(b)	300	290,257
5.60%, 06/13/28(b)	185	190,458
Antero Resources Corp.
5.38%, 03/01/30(b)	160	162,298
7.63%, 02/01/29(b)	255	258,826
APA Corp., 4.25%, 01/15/30	120	118,539
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(b)	130	130,816
Azule Energy Finance PLC
8.13%, 01/23/30(d)	400	404,226
8.25%, 01/22/31(b)	200	200,643
Bapco Energies BSCC
7.50%, 10/25/27(d)	200	206,341
8.38%, 11/07/28(d)	200	214,638
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)	150	151,911
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(c)(d)	341	350,122
10.38%, 11/15/30(d)	181	185,200
BP Capital Markets America, Inc.
1.75%, 08/10/30	300	269,816
3.54%, 04/06/27	205	204,441
3.59%, 04/14/27	265	264,350
3.63%, 04/06/30	380	373,140
3.94%, 09/21/28	205	205,260
4.23%, 11/06/28	699	704,307
4.70%, 04/10/29	415	423,653
4.87%, 11/25/29	255	261,774
4.97%, 10/17/29	245	252,184
5.02%, 11/17/27	405	413,167
BP Capital Markets PLC
3.28%, 09/19/27	444	440,840
3.72%, 11/28/28	265	263,733
Security	Par (000)	Value
Oil & Gas (continued)
Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(b)	$250	$262,145
California Resources Corp., 8.25%, 06/15/29(b)	265	278,771
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 07/15/28(b)	105	108,142
9.75%, 02/15/31(b)	40	41,240
Canadian Natural Resources Ltd.
3.85%, 06/01/27	457	456,612
5.00%, 12/15/29	235	241,494
Caturus Energy LLC, 8.50%, 02/15/30(b)	190	198,028
Chevron Corp.
2.00%, 05/11/27	585	573,258
2.24%, 05/11/30	500	464,427
Chevron USA, Inc.
1.02%, 08/12/27	275	264,436
3.25%, 10/15/29	170	166,271
3.85%, 01/15/28	91	91,368
3.95%, 08/13/27	245	246,076
4.05%, 08/13/28	210	211,623
4.30%, 10/15/30	320	323,268
4.41%, 02/26/27	55	55,462
4.48%, 02/26/28	375	380,472
4.69%, 04/15/30	300	306,786
Chord Energy Corp., 6.00%, 10/01/30(b)	225	229,489
Civitas Resources, Inc.
8.38%, 07/01/28(b)	415	429,125
8.63%, 11/01/30(b)	305	322,755
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	192,556
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	403,751
CNX Resources Corp.
6.00%, 01/15/29(b)	155	155,958
7.38%, 01/15/31(b)	155	160,625
Comstock Resources, Inc.
5.88%, 01/15/30(b)	315	307,481
6.75%, 03/01/29(b)	650	653,296
ConocoPhillips Co.
4.70%, 01/15/30	440	448,465
6.95%, 04/15/29	170	184,729
Constellation Oil Services Holding SA, 9.38%, 11/07/29(d)	200	208,788
Continental Resources, Inc./OK
4.38%, 01/15/28	335	335,372
5.75%, 01/15/31(b)	500	515,404
Cosan Luxembourg SA, 5.50%, 09/20/29(d)	200	203,166
Coterra Energy, Inc.
3.90%, 05/15/27	92	91,812
4.38%, 03/15/29	110	110,635
Crescent Energy Finance LLC, 7.75%, 07/31/29(b)	95	95,098
CVR Energy, Inc.
5.75%, 02/15/28(b)	135	134,888
7.50%, 02/15/31(b)	80	79,895
8.50%, 01/15/29(b)	185	192,724
DBR Land Holdings LLC, 6.25%, 12/01/30(b)	155	158,799
Devon Energy Corp.
4.50%, 01/15/30	210	211,093
5.25%, 10/15/27	185	184,955
5.88%, 06/15/28	50	50,018
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	165	175,502

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy, Inc.
3.50%, 12/01/29	$355	$344,902
5.15%, 01/30/30	320	329,330
5.20%, 04/18/27	265	268,695
Ecopetrol SA
6.88%, 04/29/30	650	657,811
8.63%, 01/19/29	400	428,544
Empresa Nacional del Petroleo, 5.25%, 11/06/29(d)	200	203,737
Energian Israel Finance Ltd., 5.38%, 03/30/28(b)	200	197,665
Eni SpA
4.25%, 05/09/29(b)	370	371,059
Series X-R, 4.75%, 09/12/28(b)	250	254,253
Eni USA, Inc., 7.30%, 11/15/27	130	137,452
EnQuest PLC, 11.63%, 11/01/27(b)	125	126,225
EOG Resources, Inc.
4.38%, 04/15/30	230	231,436
4.40%, 07/15/28	260	263,112
4.40%, 01/15/31	70	70,126
EQT Corp.
3.90%, 10/01/27	405	403,565
4.50%, 01/15/29	232	233,092
4.75%, 01/15/31	350	351,595
5.00%, 01/15/29	135	137,330
5.70%, 04/01/28	165	170,143
6.38%, 04/01/29	170	175,923
7.00%, 02/01/30	150	162,982
7.50%, 06/01/30	150	165,079
Equinor ASA
2.38%, 05/22/30	265	246,924
3.00%, 04/06/27	475	471,438
3.13%, 04/06/30	545	524,875
3.63%, 09/10/28	1,025	1,023,100
4.25%, 06/02/28	175	176,746
4.50%, 09/03/30	50	50,581
6.50%, 12/01/28(b)	215	229,715
7.25%, 09/23/27	250	263,844
Expand Energy Corp.
5.38%, 02/01/29	350	350,197
5.38%, 03/15/30	440	447,719
5.88%, 02/01/29(b)	280	280,279
6.75%, 04/15/29(b)	345	346,890
Exxon Mobil Corp.
2.44%, 08/16/29	475	454,413
2.61%, 10/15/30	610	572,200
3.29%, 03/19/27	491	489,200
3.48%, 03/19/30	640	626,429
Global Marine, Inc., 7.00%, 06/01/28	90	88,733
Golar LNG Ltd., 7.50%, 10/02/30(d)	200	197,430
Gran Tierra Energy, Inc., 9.50%, 10/15/29(d)	200	159,781
GS Caltex Corp., 5.38%, 08/07/28(d)	200	205,401
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	175	180,626
Helmerich & Payne, Inc.
4.65%, 12/01/27	105	105,766
4.85%, 12/01/29(c)	105	106,175
Hess Corp.
4.30%, 04/01/27	432	433,716
7.88%, 10/01/29	26	29,267
HF Sinclair Corp.
5.00%, 02/01/28	155	155,061
5.75%, 01/15/31	200	207,282
Security	Par (000)	Value
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	$200	$200,009
6.00%, 04/15/30(b)	150	147,808
6.25%, 11/01/28(b)	200	201,574
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	199,067
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	230	240,826
KazMunayGas National Co. JSC, 5.38%, 04/24/30(d)	400	409,456
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(b)	145	144,879
Leviathan Bond Ltd.
6.50%, 06/30/27(b)(d)	200	201,757
6.75%, 06/30/30(b)(d)	200	204,788
Marathon Petroleum Corp.
3.80%, 04/01/28	265	263,753
5.15%, 03/01/30	360	370,638
Matador Resources Co., 6.88%, 04/15/28(b)	180	183,739
Nabors Industries, Inc., 9.13%, 01/31/30(b)	210	221,713
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/28, (7.63 % Cash)(d)(h)	234	178,138
Noble Finance II LLC, 8.00%, 04/15/30(b)	435	453,378
Nogaholding Sukuk Ltd., 5.25%, 04/08/29(d)	200	198,325
Occidental Petroleum Corp.
6.13%, 01/01/31	400	422,899
6.63%, 09/01/30	500	537,582
8.88%, 07/15/30	275	317,365
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29(d)	200	192,529
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	199,116
Oil India Ltd., 5.13%, 02/04/29(d)	200	203,786
OQ SAOC, 5.13%, 05/06/28(d)	200	201,380
Ovintiv, Inc.
5.65%, 05/15/28	270	278,492
8.13%, 09/15/30	15	17,140
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	215	212,847
5.15%, 11/15/29	85	85,996
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	289	288,460
7.88%, 09/15/30(b)(c)	150	150,228
9.88%, 03/15/30(b)(c)	215	228,029
Permian Resources Operating LLC
5.88%, 07/01/29(b)	225	225,918
8.00%, 04/15/27(b)	265	267,650
Pertamina Hulu Energi PT, 5.25%, 05/21/30(d)	200	203,400
Pertamina Persero PT
3.10%, 01/21/30(d)	200	188,102
3.10%, 08/27/30(d)	200	186,465
3.65%, 07/30/29(d)	200	194,542
Petrobras Global Finance BV
5.13%, 09/10/30	400	395,463
6.00%, 01/27/28(c)	550	561,780
Petroleos Mexicanos
5.35%, 02/12/28	450	452,382
5.95%, 01/28/31	800	779,242
6.50%, 03/13/27	633	644,355
6.50%, 01/23/29	400	408,601
6.84%, 01/23/30	800	818,762
8.75%, 06/02/29	500	536,816
Petronas Capital Ltd.
3.50%, 04/21/30(d)	600	582,550
4.95%, 01/03/31(d)	600	617,526
Petronas Energy Canada Ltd., 2.11%, 03/23/28(d)	200	192,240

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Phillips 66
2.15%, 12/15/30	$310	$279,769
3.90%, 03/15/28	355	354,273
Phillips 66 Co.
3.15%, 12/15/29	185	178,119
3.75%, 03/01/28	80	79,598
4.95%, 12/01/27	250	254,242
Pioneer Natural Resources Co., 1.90%, 08/15/30	385	349,350
Precision Drilling Corp., 6.88%, 01/15/29(b)	130	131,484
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(d)	200	195,578
Puma International Financing SA, 7.75%, 04/25/29(b)	200	206,697
QatarEnergy LNG S3, 5.84%, 09/30/27(b)	96	97,739
Range Resources Corp., 4.75%, 02/15/30(b)	155	152,885
Reliance Industries Ltd., 3.67%, 11/30/27(d)	250	247,722
Repsol E&P Capital Markets U.S. LLC, 5.20%, 09/16/30(b)	200	203,081
SA Global Sukuk Ltd.
4.13%, 09/17/30(d)	600	589,878
4.25%, 10/02/29(d)	800	795,535
Santos Finance Ltd., 5.25%, 03/13/29(d)	300	304,629
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(b)(c)	177	180,935
Saudi Arabian Oil Co.
3.50%, 04/16/29(d)	1,000	976,080
4.38%, 02/02/31(b)	400	396,959
4.75%, 06/02/30(d)	600	606,852
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	200	209,243
SEPLAT Energy PLC, 9.13%, 03/21/30(d)	200	209,693
Shell Finance U.S., Inc.
2.38%, 11/07/29	350	330,578
2.75%, 04/06/30	430	407,761
3.88%, 11/13/28(b)	480	481,461
4.13%, 11/06/30	350	349,528
Shell International Finance BV
2.38%, 11/07/29	45	42,509
2.75%, 04/06/30	150	142,378
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(d)	200	199,239
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(d)	400	371,630
2.70%, 05/13/30(d)	200	190,508
2.95%, 11/12/29(d)	400	386,672
4.25%, 09/12/28(d)	600	606,816
SM Energy Co.
6.50%, 07/15/28	120	121,342
6.75%, 08/01/29(b)	225	227,570
Sonangol Finance Ltd., 10.00%, 01/29/31(b)	200	198,243
Sunoco LP
4.50%, 10/01/29(b)	240	235,416
4.63%, 05/01/30(b)	240	234,110
5.88%, 07/15/27(b)	175	175,267
7.00%, 05/01/29(b)	210	218,289
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	275	270,502
4.50%, 04/30/30	225	219,815
5.88%, 03/15/28	155	155,050
6.00%, 04/15/27	185	185,231
7.00%, 09/15/28(b)	170	175,432
Talos Production, Inc., 9.00%, 02/01/29(b)	205	213,542
Security	Par (000)	Value
Oil & Gas (continued)
Tecpetrol SA, 7.63%, 11/03/30(d)	$400	$400,778
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(d)	200	185,436
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)	220	217,767
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(d)	200	182,041
4.63%, 11/20/28(d)	200	200,369
TotalEnergies Capital International SA
2.83%, 01/10/30	440	421,025
3.46%, 02/19/29	440	434,447
TotalEnergies Capital SA, 3.88%, 10/11/28	360	360,819
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	595	595,046
Transocean Aquila Ltd., 8.00%, 09/30/28(b)	159	163,481
Transocean International Ltd.
8.25%, 05/15/29(b)	270	274,874
8.75%, 02/15/30(b)	266	277,634
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)	162	165,431
Trident Energy Finance PLC, 12.50%, 11/30/29(d)	200	208,098
Uzbekneftegaz JSC, 8.75%, 05/07/30(d)	400	432,220
Valaris Ltd., 8.38%, 04/30/30(b)	340	355,369
Valero Energy Corp.
2.15%, 09/15/27	200	194,298
4.00%, 04/01/29	125	124,310
4.35%, 06/01/28	170	170,970
5.15%, 02/15/30	165	169,897
Var Energi ASA
5.00%, 05/18/27(a)(b)	200	201,809
5.88%, 05/22/30(a)(b)	200	208,040
7.50%, 01/15/28(a)(b)	320	338,110
Vermilion Energy, Inc., 6.88%, 05/01/30(b)	125	124,991
Viper Energy Partners LLC, 4.90%, 08/01/30	75	75,924
W&T Offshore, Inc., 10.75%, 02/01/29(b)	115	113,620
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)	190	192,775
Woodside Finance Ltd.
3.70%, 03/15/28(b)	195	192,894
4.50%, 03/04/29(b)	530	531,039
4.90%, 05/19/28	15	15,230
5.40%, 05/19/30	370	380,673
YPF SA
6.95%, 07/21/27(d)	201	203,008
9.50%, 01/17/31(d)	200	211,507
		68,598,844
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)	270	270,682
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	105	101,414
3.34%, 12/15/27	515	510,055
4.49%, 05/01/30	160	161,659
Bristow Group, Inc., 6.88%, 03/01/28(b)	135	135,252
CHC Group LLC, 11.75%, 09/01/30(b)	160	153,996
Halliburton Co., 2.92%, 03/01/30	270	256,224
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)	105	110,298
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)	260	269,786
NOV, Inc., 3.60%, 12/01/29(a)	155	151,574
Oceaneering International, Inc., 6.00%, 02/01/28	240	243,895
PRIO Luxembourg Holding Sarl, 6.75%, 10/15/30(d)	200	198,047

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	$200	$187,886
3.90%, 05/17/28(b)	155	154,825
4.30%, 05/01/29(b)	310	312,560
4.50%, 05/15/28(b)	490	494,074
5.00%, 05/29/27(b)	190	192,349
5.00%, 11/15/29(b)	130	133,323
Schlumberger Investment SA, 2.65%, 06/26/30	65	61,258
SESI LLC, 7.88%, 09/30/30(b)	180	181,394
TGS ASA, 8.50%, 01/15/30(b)	200	210,309
Tidewater, Inc., 9.13%, 07/15/30(b)	195	210,891
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)	325	336,595
Viridien, 10.00%, 10/15/30(b)	200	215,158
WBI Operating LLC, 6.25%, 10/15/30(b)	250	252,777
		5,506,281
Packaging & Containers — 0.2%
Amcor Finance USA, Inc., 4.50%, 05/15/28	150	151,078
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	150	139,761
4.80%, 03/17/28	270	273,951
5.10%, 03/17/30	220	226,009
Amcor Group Finance PLC, 5.45%, 05/23/29	237	246,001
Ardagh Group SA
9.50%, 12/01/30(b)	480	519,094
12.00%, 12/01/30, (5.50 % Cash and 6.50 % PIK)(b)(h)	375	353,617
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(b)	200	192,403
4.00%, 09/01/29(b)	300	284,969
6.25%, 01/30/31(b)	200	205,562
Ball Corp.
2.88%, 08/15/30	350	322,110
6.00%, 06/15/29	315	324,678
Berry Global, Inc., 5.50%, 04/15/28	150	154,628
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(d)	200	190,621
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(b)	205	204,736
6.75%, 07/15/30(b)	115	119,162
CCL Industries, Inc., 3.05%, 06/01/30(b)	225	211,774
Clearwater Paper Corp., 4.75%, 08/15/28(b)	90	85,375
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(b)	180	181,766
6.88%, 01/15/30(b)	165	167,075
8.75%, 04/15/30(b)	350	350,445
Crown Americas LLC, 5.25%, 04/01/30	150	153,014
Graphic Packaging International LLC
3.50%, 03/15/28(b)	145	140,523
3.50%, 03/01/29(b)	100	95,398
3.75%, 02/01/30(b)(c)	125	118,090
4.75%, 07/15/27(b)	130	129,760
Iris Holdings, Inc., 10.00%, 12/15/28(b)	130	117,869
Klabin Austria GmbH
3.20%, 01/12/31(d)	200	181,512
5.75%, 04/03/29(d)	200	203,330
LABL, Inc.
10.50%, 07/15/27(b)	96	4,173
5.88%, 11/01/28(b)	155	70,525
8.25%, 11/01/29(c)	70	3,143
9.50%, 11/01/28(b)	95	43,000
Security	Par (000)	Value
Packaging & Containers (continued)
Mauser Packaging Solut, 9.25%, 04/15/30(b)	$400	$393,437
Mauser Packaging Solut SR, 7.88%, 04/15/30(b)	810	825,346
OI European Group BV, 4.75%, 02/15/30(b)	135	130,496
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	200	200,000
Packaging Corp. of America
3.00%, 12/15/29	150	143,579
3.40%, 12/15/27	155	153,454
Sealed Air Corp.
4.00%, 12/01/27(b)	132	131,520
5.00%, 04/15/29(b)	165	166,132
6.13%, 02/01/28(b)	240	243,781
Silgan Holdings, Inc., 4.13%, 02/01/28	190	188,306
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	200	206,227
Sonoco Products Co.
2.25%, 02/01/27	195	191,796
3.13%, 05/01/30	170	160,978
4.60%, 09/01/29	180	181,500
Toucan FinCo Ltd./Toucan FinCo Can Inc/Toucan FinCo US LLC, 9.50%, 05/15/30(b)	275	265,390
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)	205	205,884
TriMas Corp., 4.13%, 04/15/29(b)	125	121,843
Trivium Packaging Finance BV
8.25%, 07/15/30(b)	180	192,240
12.25%, 01/15/31(b)	200	218,450
WestRock MWV LLC, 8.20%, 01/15/30	165	187,439
WRKCo, Inc.
3.90%, 06/01/28	280	279,020
4.00%, 03/15/28	170	170,038
4.90%, 03/15/29	210	214,240
		11,336,248
Pharmaceuticals — 1.0%
AbbVie, Inc.
3.20%, 11/21/29	1,745	1,692,982
4.25%, 11/14/28	565	570,653
4.65%, 03/15/28	430	437,040
4.80%, 03/15/27	715	722,587
4.80%, 03/15/29	805	824,404
4.88%, 03/15/30	410	421,766
AdaptHealth LLC
4.63%, 08/01/29(b)	160	154,722
5.13%, 03/01/30(b)	200	194,277
6.13%, 08/01/28(b)	165	165,628
Astrazeneca Finance LLC
1.75%, 05/28/28	465	444,205
4.80%, 02/26/27	335	338,365
4.85%, 02/26/29	360	369,403
4.88%, 03/03/28	385	393,069
4.90%, 03/03/30	200	206,111
AstraZeneca PLC
1.38%, 08/06/30	415	368,689
3.13%, 06/12/27	100	99,344
4.00%, 01/17/29	330	331,012
Bausch Health Companies, Inc.
4.88%, 06/01/28(b)	131	121,639
5.00%, 01/30/28(b)	135	116,114
5.00%, 02/15/29(b)	225	171,594
5.25%, 01/30/30(b)	225	159,891
6.25%, 02/15/29(b)	245	193,866
7.00%, 01/15/28(b)	60	54,368
7.25%, 05/30/29(b)	100	79,602

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
11.00%, 09/30/28(b)	$222	$230,663
14.00%, 10/15/30(b)	100	100,730
Bayer Corp./New Jersey, 6.65%, 02/15/28(b)	115	120,349
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	1,015	1,017,942
Bayer U.S. Finance LLC
6.25%, 01/21/29(b)	335	352,278
6.38%, 11/21/30(b)	200	214,332
Becton Dickinson & Co.
2.82%, 05/20/30	200	188,517
3.70%, 06/06/27	652	649,972
4.69%, 02/13/28	325	329,449
4.87%, 02/08/29	145	147,928
5.08%, 06/07/29	265	272,435
BellRing Brands, Inc., 7.00%, 03/15/30(b)	125	128,458
Bristol-Myers Squibb Co.
1.13%, 11/13/27	380	363,542
1.45%, 11/13/30	340	300,678
3.25%, 02/27/27	40	39,774
3.40%, 07/26/29	725	711,889
3.45%, 11/15/27	180	179,487
Cardinal Health, Inc.
3.41%, 06/15/27	367	364,625
4.50%, 09/15/30	155	156,135
5.00%, 11/15/29	260	267,129
5.13%, 02/15/29	240	246,972
Cencora, Inc.
2.80%, 05/15/30	150	141,241
3.45%, 12/15/27	200	198,074
4.63%, 12/15/27	135	136,634
4.85%, 12/15/29	160	163,681
CVS Health Corp.
1.30%, 08/21/27	682	654,082
1.75%, 08/21/30	400	355,419
3.25%, 08/15/29	675	652,119
3.63%, 04/01/27	307	305,599
3.75%, 04/01/30	455	443,483
4.30%, 03/25/28	1,515	1,520,394
5.00%, 01/30/29	440	449,521
5.13%, 02/21/30	480	492,364
5.25%, 01/30/31	300	309,457
5.40%, 06/01/29	365	377,796
6.25%, 06/01/27	115	118,195
7.00%, 03/10/55, (5-year CMT + 2.89%)(a)	730	763,292
Elanco Animal Health, Inc., 6.65%, 08/28/28	250	260,605
Eli Lilly & Co.
3.10%, 05/15/27	115	114,287
3.38%, 03/15/29	320	315,713
4.00%, 10/15/28	365	367,549
4.15%, 08/14/27	270	271,895
4.20%, 08/14/29	290	292,906
4.50%, 02/09/27	365	367,861
4.50%, 02/09/29	325	331,042
4.55%, 02/12/28	385	391,307
4.75%, 02/12/30	475	487,341
EMD Finance LLC
4.13%, 08/15/28(b)	150	150,496
4.38%, 10/15/30(b)	300	300,296
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	350	343,485
4.32%, 03/12/27	145	145,951
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	$590	$591,029
4.50%, 04/15/30	170	172,629
Grifols SA, 4.75%, 10/15/28(b)	230	226,679
Harrow, Inc., 8.63%, 09/15/30(b)	50	52,214
Hikma Finance USA LLC, 5.13%, 07/08/30(d)	200	200,638
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(b)	200	189,505
12.25%, 04/15/29(b)	245	263,390
Jazz Securities DAC, 4.38%, 01/15/29(b)	450	442,912
Johnson & Johnson
0.95%, 09/01/27	420	403,151
1.30%, 09/01/30	525	468,018
2.90%, 01/15/28	560	552,696
2.95%, 03/03/27	285	283,020
4.50%, 03/01/27	230	232,174
4.55%, 03/01/28	190	193,391
4.70%, 03/01/30	420	432,195
4.80%, 06/01/29	420	433,207
6.95%, 09/01/29	300	331,317
McKesson Corp.
3.95%, 02/16/28	115	114,918
4.25%, 09/15/29	180	180,921
4.65%, 05/30/30	200	203,126
4.90%, 07/15/28	140	143,325
Merck & Co., Inc.
1.45%, 06/24/30	355	317,973
1.70%, 06/10/27	560	546,415
3.40%, 03/07/29	575	566,700
3.85%, 09/15/27	230	230,688
3.85%, 03/15/29	135	134,933
4.15%, 09/15/30	225	225,419
4.30%, 05/17/30	420	423,675
Merck & Co.,Inc.
1.90%, 12/10/28	390	370,508
4.05%, 05/17/28	270	271,925
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	170	179,666
Mylan, Inc., 4.55%, 04/15/28	210	210,599
Novartis Capital Corp.
2.00%, 02/14/27(a)	440	432,583
2.20%, 08/14/30(a)	450	416,215
3.10%, 05/17/27(a)	380	377,150
3.80%, 09/18/29(a)	300	298,989
3.90%, 11/05/28(a)(c)	175	175,517
4.10%, 11/05/30(a)	695	694,930
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)	655	642,406
Owens & Minor, Inc.
4.50%, 03/31/29(b)(c)	185	121,707
6.63%, 04/01/30(b)(c)	170	95,195
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	1,285	1,297,820
4.65%, 05/19/30	900	916,837
Pfizer, Inc.
1.70%, 05/28/30	310	280,714
2.63%, 04/01/30	400	377,523
3.45%, 03/15/29	560	554,152
3.60%, 09/15/28	320	319,428
3.88%, 11/15/27	120	120,411
4.20%, 11/15/30	485	485,910

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pharmacia LLC, 6.60%, 12/01/28	$220	$235,554
Sanofi SA
3.63%, 06/19/28	85	84,803
3.75%, 11/03/27	150	150,263
3.80%, 11/03/28	150	150,096
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	770	704,070
5.00%, 11/26/28	560	572,832
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/29	400	404,307
6.75%, 03/01/28	400	415,327
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	200	207,020
Viatris, Inc.
2.30%, 06/22/27	290	282,519
2.70%, 06/22/30	430	393,880
Zoetis, Inc.
2.00%, 05/15/30	200	183,076
3.00%, 09/12/27	272	268,562
3.90%, 08/20/28	155	155,021
4.15%, 08/17/28	150	150,836
		47,791,309
Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(d)	200	195,553
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	250	250,383
5.75%, 01/15/28(b)	240	240,188
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(b)	135	140,308
Boardwalk Pipelines LP
4.45%, 07/15/27	210	210,980
4.80%, 05/03/29	150	152,121
Buckeye Partners LP
4.13%, 12/01/27	185	183,325
4.50%, 03/01/28(b)	175	174,029
6.75%, 02/01/30(b)	145	151,766
6.88%, 07/01/29(b)	220	228,879
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	260	254,420
5.13%, 06/30/27	467	471,418
Cheniere Energy Partners LP, 4.50%, 10/01/29	515	517,124
Cheniere Energy, Inc., 4.63%, 10/15/28	580	580,184
CNPC Global Capital Ltd., 2.00%, 06/23/30(d)	200	184,009
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	125	121,512
Colonial Enterprises, Inc., 3.25%, 05/15/30(b)	155	145,863
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/28(b)	285	296,765
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/30(b)	200	211,905
DCP Midstream Operating LP
5.13%, 05/15/29	165	168,838
5.63%, 07/15/27	269	273,888
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(b)	165	166,133
8.63%, 03/15/29(b)	315	329,521
DT Midstream, Inc., 4.13%, 06/15/29(b)	395	390,563
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	125	119,997
Security	Par (000)	Value
Pipelines (continued)
Enbridge, Inc.
3.13%, 11/15/29	$370	$355,279
3.70%, 07/15/27	300	298,850
4.20%, 11/20/28	150	150,433
4.50%, 02/15/31	150	149,989
4.60%, 06/20/28	120	121,638
4.90%, 06/20/30	175	178,709
5.25%, 04/05/27	195	197,699
5.30%, 04/05/29	245	252,832
6.00%, 11/15/28	240	252,138
6.20%, 11/15/30	300	322,388
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	135	143,354
Energy Transfer LP
3.75%, 05/15/30	475	462,706
4.00%, 10/01/27	325	325,030
4.15%, 09/15/29	165	164,405
4.20%, 04/15/27	355	355,604
4.40%, 03/15/27	102	102,368
4.55%, 01/15/31	325	324,706
4.95%, 05/15/28	140	142,291
4.95%, 06/15/28	240	244,238
5.20%, 04/01/30	220	226,942
5.25%, 04/15/29	425	437,202
5.25%, 07/01/29	330	340,174
5.50%, 06/01/27	204	207,121
5.55%, 02/15/28	530	545,010
5.63%, 05/01/27(b)	575	575,187
6.00%, 02/01/29(b)	315	318,375
6.10%, 12/01/28	310	325,749
7.13%, 10/01/54, (5-year CMT + 2.83%)(a)	100	103,251
8.00%, 05/15/54, (5-year CMT + 4.02%)(a)	290	309,549
Enterprise Products Operating LLC
2.80%, 01/31/30	440	418,157
3.13%, 07/31/29	355	344,587
3.95%, 02/15/27	200	200,115
4.15%, 10/16/28	285	286,786
4.30%, 06/20/28	250	252,145
4.60%, 01/15/31	450	455,777
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	220	218,937
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.30%)(a)	305	303,843
Excelerate Energy LP, 8.00%, 05/15/30(b)	240	256,729
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(b)	150	138,586
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(d)	191	187,312
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	220	220,708
8.25%, 01/15/29	200	208,422
8.88%, 04/15/30	150	157,735
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	105	106,406
Gray Oak Pipeline LLC, 3.45%, 10/15/27(b)	15	14,810
Harvest Midstream I LP, 7.50%, 09/01/28(b)	260	263,493
Hess Midstream Operations LP
4.25%, 02/15/30(b)	225	219,761
5.13%, 06/15/28(b)	165	165,236
5.88%, 03/01/28(b)	260	264,960
6.50%, 06/01/29(b)	170	175,964
ITT Holdings LLC, 6.50%, 08/01/29(b)	425	409,765

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Kinder Morgan, Inc.
4.30%, 03/01/28	$480	$482,978
5.00%, 02/01/29	430	441,281
5.10%, 08/01/29	180	185,494
5.15%, 06/01/30	610	631,222
Kinetik Holdings LP
5.88%, 06/15/30(b)	300	303,761
6.63%, 12/15/28(b)	310	319,354
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(b)	135	140,419
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	235	235,007
MPLX LP
2.65%, 08/15/30	455	421,867
4.00%, 03/15/28	180	179,920
4.13%, 03/01/27	482	482,379
4.25%, 12/01/27	285	285,845
4.80%, 02/15/29	260	263,993
New Fortress Energy, Inc., 8.75%, 03/15/29(b)(e)	25	1,831
NFE Financing LLC, 12.00%, 11/15/29(b)(e)	896	316,791
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)	280	290,634
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	162	162,791
Northwest Pipeline LLC, 4.00%, 04/01/27	135	135,019
NuStar Logistics LP
5.63%, 04/28/27	190	191,882
6.38%, 10/01/30	180	188,581
ONEOK, Inc.
3.10%, 03/15/30	200	189,804
3.25%, 06/01/30	165	157,174
3.40%, 09/01/29	215	208,713
4.00%, 07/13/27	155	154,911
4.25%, 09/24/27	340	341,259
4.35%, 03/15/29	275	275,922
4.40%, 10/15/29	235	235,643
4.55%, 07/15/28	295	297,545
5.38%, 06/01/29	170	175,304
5.63%, 01/15/28(b)	218	222,429
5.65%, 11/01/28	250	259,582
6.35%, 01/15/31	250	268,110
6.50%, 09/01/30(b)	400	429,134
Peru LNG SRL, 5.38%, 03/22/30(d)	300	291,749
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	280	272,792
3.80%, 09/15/30	265	258,009
4.70%, 01/15/31	300	301,689
Prairie Acquiror LP, 9.00%, 08/01/29(b)	145	150,491
QazaqGaz NC JSC, 4.38%, 09/26/27(d)	200	199,061
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	105	103,528
4.95%, 07/15/29(b)	165	164,550
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	70	69,598
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	510	511,272
4.50%, 05/15/30	615	618,324
5.00%, 03/15/27	522	525,152
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.95%)(a)	100	103,973
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	305	308,099
5.03%, 10/01/29	305	309,728
Security	Par (000)	Value
Pipelines (continued)
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	$225	$234,999
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(b)	245	245,016
6.00%, 12/31/30(b)	220	223,260
7.38%, 02/15/29(b)	255	264,276
Targa Resources Corp.
4.35%, 01/15/29	150	150,769
4.90%, 09/15/30	250	255,070
5.20%, 07/01/27	247	250,817
6.15%, 03/01/29	345	363,476
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	415	415,323
5.50%, 03/01/30	455	463,492
TC PipeLines LP, 3.90%, 05/25/27	128	127,726
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	335	317,211
7.00%, 10/15/28	40	42,994
Texas Eastern Transmission LP, 3.50%, 01/15/28(b)	115	113,708
TransCanada PipeLines Ltd.
4.10%, 04/15/30	390	385,901
4.25%, 05/15/28	515	516,828
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	155	160,156
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	225	216,306
4.00%, 03/15/28	45	45,021
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)	150	155,616
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(d)	120	119,760
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(d)	200	203,292
Valero Energy Partners LP, 4.50%, 03/15/28	240	241,980
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(b)	310	317,729
3.88%, 08/15/29(b)	410	389,584
Venture Global LNG, Inc.
7.00%, 01/15/30(b)(c)	450	452,809
8.13%, 06/01/28(b)	727	744,324
9.50%, 02/01/29(b)	915	974,809
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/30(b)	530	545,572
Western Midstream Operating LP
4.05%, 02/01/30	335	328,472
4.50%, 03/01/28	85	85,464
4.75%, 08/15/28	185	187,331
4.80%, 03/01/31	65	64,990
6.35%, 01/15/29	220	232,012
7.25%, 04/01/30(b)	155	165,044
Whistler Pipeline LLC, 5.40%, 09/30/29(b)	105	108,438
Williams Companies, Inc.(The)
3.50%, 11/15/30	400	384,096
3.75%, 06/15/27	557	555,630
4.63%, 06/30/30	195	197,070
4.90%, 03/15/29	470	480,777
5.30%, 08/15/28	285	293,713
Series A, 7.50%, 01/15/31	150	170,141
		44,618,719

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	$165	$153,512
4.87%, 02/15/29(b)	290	294,827
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	160	155,529
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	265	260,234
		864,102
Real Estate — 0.3%
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(d)	200	196,004
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(d)	200	204,713
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(d)	200	205,968
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	200	202,353
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)	140	133,518
5.75%, 01/15/29(b)	165	163,153
9.75%, 04/15/30(b)	150	163,633
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(d)	200	207,766
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(d)	200	207,118
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(d)	200	201,693
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(d)	200	204,632
CBRE Services, Inc.
4.80%, 06/15/30	125	126,739
5.50%, 04/01/29	100	103,620
Central Plaza Development Ltd., 6.80%, 04/07/29(d)	200	198,705
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(d)	200	201,543
China Overseas Finance Cayman VIII Ltd.
2.75%, 03/02/30(d)	200	185,693
3.45%, 07/15/29(d)	200	192,841
China Resources Land Ltd., 4.13%, 02/26/29(d)	200	198,068
CoreLogic, Inc., 4.50%, 05/01/28(b)	235	230,865
CoStar Group, Inc., 2.80%, 07/15/30(b)	310	285,343
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	215	216,155
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(d)	200	204,200
8.00%, 02/25/29(d)	200	208,517
Elect Global Investments Ltd., 7.20%, , (5-year CMT + 3.23%)(a)(d)(i)	200	211,418
Emaar Sukuk Ltd., 3.88%, 09/17/29(d)	200	196,768
Esic Sukuk Ltd., 5.83%, 02/14/29(d)	200	205,393
Five Point Operating Co. LP, 8.00%, 10/01/30(b)	135	140,349
Franshion Brilliant Ltd., 4.25%, 07/23/29(d)	200	184,213
Greentown China Holdings Ltd., 8.45%, 02/24/28(d)	200	204,159
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	115	121,229
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(d)	200	188,430
Howard Hughes Corp.(The)
4.13%, 02/01/29(b)	200	193,554
5.38%, 08/01/28(b)	250	249,864
Hunt Companies, Inc., 5.25%, 04/15/29(b)	210	205,200
Huzhou City Investment Development Group Co. Ltd., 4.70%, 12/05/27(d)	400	401,829
Hysan MTN Ltd., 2.88%, 06/02/27(d)	200	195,576
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	160	170,909
Kennedy-Wilson, Inc.
4.75%, 03/01/29	205	200,671
4.75%, 02/01/30	180	172,957
Security	Par (000)	Value
Real Estate (continued)
Longfor Group Holdings Ltd.
3.95%, 09/16/29(d)	$400	$334,011
4.50%, 01/16/28(d)	200	184,624
MAF Sukuk Ltd.
3.93%, 02/28/30(d)	200	195,138
4.64%, 05/14/29(d)	200	200,354
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(b)	200	198,774
3.95%, 01/24/29(b)	200	197,952
Nan Fung Treasury Ltd.
3.63%, 08/27/30(d)	200	188,486
3.88%, 10/03/27(d)	200	197,789
Newmark Group, Inc., 7.50%, 01/12/29	175	186,900
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28(d)	200	205,756
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(b)	250	249,639
4.13%, 02/01/29(b)	315	313,995
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(d)	200	202,230
Sobha Sukuk Ltd.
8.00%, 02/19/29(d)	200	206,116
8.75%, 07/17/28(d)	200	209,590
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(d)	200	188,195
2.88%, 01/21/30(d)	200	189,976
3.75%, 02/25/29(d)	200	197,464
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(d)	200	190,960
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(d)(e)(g)	400	132,516
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(d)	200	197,288
Wuhan Urban Construction Group Co. Ltd., 5.70%, 06/24/27(d)	200	203,449
		12,256,561
Real Estate Investment Trusts — 1.1%
Agree LP, 2.00%, 06/15/28	105	100,339
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	145	136,683
3.95%, 01/15/28	363	362,117
4.50%, 07/30/29	105	105,556
4.70%, 07/01/30	160	161,351
4.90%, 12/15/30	200	203,180
American Homes 4 Rent LP
4.25%, 02/15/28	170	170,075
4.90%, 02/15/29	120	121,984
4.95%, 06/15/30	205	207,623
American Tower Corp.
1.50%, 01/31/28	175	166,494
2.10%, 06/15/30	320	291,208
2.90%, 01/15/30	210	199,332
3.55%, 07/15/27	204	202,663
3.60%, 01/15/28	225	223,188
3.65%, 03/15/27	262	261,072
3.80%, 08/15/29	555	547,129
3.95%, 03/15/29	240	238,430
4.90%, 03/15/30	345	352,289
5.00%, 01/31/30	255	261,223
5.20%, 02/15/29	215	221,046
5.25%, 07/15/28	195	200,359
5.50%, 03/15/28	340	349,450
5.80%, 11/15/28	295	308,007

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(b)	$155	$154,476
Arbor Realty SR, Inc.
7.88%, 07/15/30(b)	150	137,633
8.50%, 12/15/28(b)(c)	65	63,538
Arbor Realty Trust, Inc., 4.50%, 03/15/27(b)	150	143,456
AvalonBay Communities, Inc.
1.90%, 12/01/28	190	180,028
2.30%, 03/01/30	200	185,681
2.45%, 01/15/31	200	182,842
3.20%, 01/15/28	165	162,907
3.30%, 06/01/29	20	19,510
3.35%, 05/15/27	208	206,565
4.35%, 12/01/30	110	110,058
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)	140	149,951
Boston Properties LP
2.90%, 03/15/30	195	183,010
3.25%, 01/30/31	400	375,372
3.40%, 06/21/29	310	301,081
4.50%, 12/01/28	270	271,886
6.75%, 12/01/27	445	465,200
Brandywine Operating Partnership LP
3.95%, 11/15/27	125	122,686
4.55%, 10/01/29	125	118,828
6.13%, 01/15/31	75	72,660
8.30%, 03/15/28	119	125,531
8.88%, 04/12/29	160	171,806
Brixmor Operating Partnership LP
2.25%, 04/01/28	290	279,068
3.90%, 03/15/27	120	119,824
4.05%, 07/01/30	200	197,008
4.13%, 05/15/29	210	209,250
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	166	163,736
Camden Property Trust
2.80%, 05/15/30	200	188,761
3.15%, 07/01/29	215	208,080
4.10%, 10/15/28	135	135,442
COPT Defense Properties LP
2.00%, 01/15/29	115	108,114
4.50%, 10/15/30	100	99,698
Cousins Properties LP, 5.25%, 07/15/30	100	102,605
Crown Castle, Inc.
2.25%, 01/15/31	350	313,050
2.90%, 03/15/27	297	293,299
3.10%, 11/15/29	75	71,685
3.30%, 07/01/30	215	204,030
3.65%, 09/01/27	287	285,106
3.80%, 02/15/28	456	453,057
4.00%, 03/01/27	5	4,998
4.30%, 02/15/29	220	220,096
4.80%, 09/01/28	95	96,430
4.90%, 09/01/29	185	188,120
5.00%, 01/11/28	455	462,158
5.60%, 06/01/29	245	254,147
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	160	157,139
CubeSmart LP
2.25%, 12/15/28	170	161,726
3.00%, 02/15/30	10	9,479
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 02/15/29	$105	$105,402
Digital Realty Trust LP
3.60%, 07/01/29	195	191,318
3.70%, 08/15/27	540	537,628
4.45%, 07/15/28	105	105,804
5.55%, 01/15/28	338	347,335
Diversified Healthcare Trust
4.75%, 02/15/28	190	184,138
7.25%, 10/15/30(b)	110	113,422
DOC DR LLC
3.95%, 01/15/28	230	229,584
4.30%, 03/15/27	135	135,274
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(b)	35	35,469
EPR Properties
3.75%, 08/15/29	150	145,855
4.50%, 06/01/27	252	252,500
4.75%, 11/15/30	100	99,166
4.95%, 04/15/28	175	176,707
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	375	376,372
Equinix, Inc.
1.55%, 03/15/28	250	237,876
1.80%, 07/15/27	260	252,071
2.00%, 05/15/28	90	85,968
2.15%, 07/15/30	315	285,926
3.20%, 11/18/29	305	293,587
ERP Operating LP
2.50%, 02/15/30	185	173,774
3.00%, 07/01/29	165	159,414
3.25%, 08/01/27	220	218,043
3.50%, 03/01/28	70	69,401
4.15%, 12/01/28	225	226,054
Essex Portfolio LP
1.70%, 03/01/28	360	343,235
3.00%, 01/15/30	215	204,450
3.63%, 05/01/27	105	104,581
Extra Space Storage LP
3.88%, 12/15/27	420	418,986
3.90%, 04/01/29	125	123,600
5.50%, 07/01/30	275	286,191
5.70%, 04/01/28	160	165,101
5.90%, 01/15/31	200	211,578
Federal Realty OP LP
3.20%, 06/15/29	40	38,648
3.25%, 07/15/27	90	88,999
3.50%, 06/01/30	10	9,651
5.38%, 05/01/28	320	328,194
Global Net Lease Inc., 4.50%, 09/30/28(b)	125	122,381
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	185	180,050
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	220	213,728
4.00%, 01/15/31	200	191,397
5.30%, 01/15/29	270	275,237
5.75%, 06/01/28	132	135,298
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)	145	143,454

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Healthcare Realty Holdings LP
3.10%, 02/15/30	$235	$222,947
3.75%, 07/01/27	94	93,505
Healthpeak OP LLC
1.35%, 02/01/27	115	112,089
2.13%, 12/01/28	240	227,408
2.88%, 01/15/31	235	218,204
3.00%, 01/15/30	290	275,171
3.50%, 07/15/29	140	136,516
Highwoods Realty LP
3.05%, 02/15/30	135	126,038
4.13%, 03/15/28	90	89,374
4.20%, 04/15/29	105	103,424
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	135	129,916
Series I, 3.50%, 09/15/30	275	262,002
Hudson Pacific Properties LP
3.25%, 01/15/30(c)	125	106,067
3.95%, 11/01/27	150	143,929
4.65%, 04/01/29(c)	160	146,553
5.95%, 02/15/28(c)	140	137,774
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	215	204,364
5.45%, 08/15/30	25	25,904
Iron Mountain, Inc.
4.88%, 09/15/27(b)	310	309,663
4.88%, 09/15/29(b)	300	295,818
5.00%, 07/15/28(b)	175	174,392
5.25%, 03/15/28(b)	255	254,842
5.25%, 07/15/30(b)	385	381,083
7.00%, 02/15/29(b)	415	426,529
Kilroy Realty LP
3.05%, 02/15/30	175	163,218
4.25%, 08/15/29	140	137,553
4.75%, 12/15/28	180	180,932
Kimco Realty OP LLC
1.90%, 03/01/28	375	360,314
3.80%, 04/01/27	155	154,927
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(b)	230	228,687
4.75%, 06/15/29(b)	270	267,721
5.50%, 08/01/30(c)	150	154,168
Lineage OP LP, 5.25%, 07/15/30(b)	145	146,221
Mid-America Apartments LP
3.60%, 06/01/27	250	249,058
3.95%, 03/15/29	205	204,026
4.20%, 06/15/28	55	55,262
Millrose Properties, Inc., 6.38%, 08/01/30(b)	365	372,723
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29	300	257,235
5.00%, 10/15/27	435	425,115
NNN REIT, Inc.
2.50%, 04/15/30	5	4,645
3.50%, 10/15/27	330	327,363
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	180	174,539
4.50%, 04/01/27	255	255,683
4.75%, 01/15/28	220	221,872
5.20%, 07/01/30	175	178,084
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	$230	$225,006
5.88%, 10/01/28(b)	305	305,314
7.00%, 02/01/30(b)	170	175,059
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	115	117,510
Piedmont Operating Partnership LP, 6.88%, 07/15/29	145	154,022
Prologis LP
1.25%, 10/15/30	325	284,556
1.75%, 07/01/30	100	90,106
2.13%, 04/15/27	95	93,108
2.25%, 04/15/30	305	283,206
2.88%, 11/15/29	40	38,241
3.38%, 12/15/27	430	426,868
3.88%, 09/15/28	120	119,834
4.00%, 09/15/28	159	159,281
4.38%, 02/01/29	85	85,817
4.75%, 01/15/31	200	204,264
4.88%, 06/15/28	180	184,155
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(b)	120	118,984
5.25%, 04/01/29(b)	140	144,165
Public Storage Operating Co.
1.85%, 05/01/28	225	215,065
1.95%, 11/09/28	120	113,773
3.09%, 09/15/27	50	49,502
3.39%, 05/01/29	130	127,598
4.38%, 07/01/30	190	191,472
5.13%, 01/15/29	175	180,734
Realty Income Corp.
2.10%, 03/15/28	130	125,206
2.20%, 06/15/28	160	153,729
3.10%, 12/15/29	145	139,963
3.25%, 06/15/29	150	146,030
3.25%, 01/15/31	300	285,008
3.40%, 01/15/28	205	202,916
3.40%, 01/15/30	150	145,738
3.65%, 01/15/28	205	204,045
3.95%, 08/15/27	248	248,214
3.95%, 02/01/29	110	109,593
4.00%, 07/15/29	165	164,605
4.70%, 12/15/28	115	117,110
4.75%, 02/15/29	160	162,935
4.85%, 03/15/30	135	138,396
Regency Centers LP
2.95%, 09/15/29	15	14,399
3.70%, 06/15/30	150	146,791
4.13%, 03/15/28	350	350,964
Rexford Industrial Realty LP, 5.00%, 06/15/28	120	122,077
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	200	197,242
4.75%, 10/15/27	235	234,819
7.25%, 07/15/28(b)	135	139,043
Rithm Capital Corp.
8.00%, 04/01/29(b)	250	255,334
8.00%, 07/15/30(b)	145	148,241
RLJ Lodging Trust, 4.00%, 09/15/29(b)	155	147,204
Sabra Health Care LP, 3.90%, 10/15/29	75	73,419

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
SBA Communications Corp.
3.13%, 02/01/29	$450	$429,894
3.88%, 02/15/27	440	436,869
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	250	249,116
4.38%, 05/28/30(b)	225	225,527
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.69%)(a)(b)	400	402,312
Service Properties Trust
0.00%, 09/30/27(b)(k)	170	154,284
3.95%, 01/15/28	145	137,378
4.38%, 02/15/30(c)	120	104,032
4.95%, 02/15/27	34	33,866
4.95%, 10/01/29(c)	139	122,737
5.50%, 12/15/27	170	168,665
8.38%, 06/15/29	210	212,496
Simon Property Group LP
1.75%, 02/01/28	370	355,359
2.45%, 09/13/29	425	402,161
2.65%, 07/15/30	205	192,047
3.38%, 06/15/27	225	223,649
3.38%, 12/01/27	355	352,349
4.30%, 01/15/31	225	224,420
4.38%, 10/01/30	115	115,499
Starwood Property Trust, Inc.
5.25%, 10/15/28(b)	140	140,831
5.75%, 01/15/31(b)	175	177,455
6.00%, 04/15/30(b)	125	128,498
6.50%, 07/01/30(b)	145	150,877
6.50%, 10/15/30(b)	150	156,355
7.25%, 04/01/29(b)	185	195,226
Store Capital LLC
4.50%, 03/15/28	245	245,848
4.63%, 03/15/29	65	64,890
5.40%, 04/30/30(b)	115	117,092
Sun Communities Operating LP, 2.30%, 11/01/28	135	128,496
Tanger Properties LP, 3.88%, 07/15/27	55	54,738
Trust 2401, 4.87%, 01/15/30(d)	200	196,402
UDR, Inc.
3.20%, 01/15/30	200	192,358
3.50%, 07/01/27	245	243,408
4.40%, 01/26/29	100	100,591
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	280	266,696
Ventas Realty LP
3.00%, 01/15/30	150	142,740
3.85%, 04/01/27	100	99,797
4.00%, 03/01/28	200	199,880
4.40%, 01/15/29	240	241,334
4.75%, 11/15/30	200	202,608
VICI Properties LP
3.88%, 02/15/29(b)	225	221,020
4.13%, 08/15/30(b)	310	300,769
4.63%, 12/01/29(b)	275	275,088
4.75%, 02/15/28	470	474,799
4.75%, 04/01/28	225	227,333
4.95%, 02/15/30	295	298,520
5.75%, 02/01/27(b)	200	202,060
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/27(b)	240	238,793
4.50%, 01/15/28(b)	65	65,196
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
WEA Finance LLC
3.50%, 06/15/29(b)	$220	$212,890
4.13%, 09/20/28(b)	175	173,704
Welltower OP LLC
2.05%, 01/15/29	85	80,481
2.70%, 02/15/27	244	241,167
2.75%, 01/15/31	200	186,024
3.10%, 01/15/30	225	215,722
4.13%, 03/15/29	120	120,310
4.25%, 04/15/28	485	488,292
4.50%, 07/01/30	210	211,994
Weyerhaeuser Co.
4.00%, 11/15/29	300	297,178
4.00%, 04/15/30	235	231,535
6.95%, 10/01/27	35	36,600
WP Carey, Inc.
3.85%, 07/15/29	125	123,587
4.65%, 07/15/30	70	70,444
XHR LP
4.88%, 06/01/29(b)	170	167,791
6.63%, 05/15/30(b)	120	124,055
		53,562,107
Retail — 0.8%
7-Eleven, Inc., 1.30%, 02/10/28(b)	410	388,037
Academy Ltd., 6.00%, 11/15/27(b)	132	132,124
Advance Auto Parts, Inc.
1.75%, 10/01/27	100	94,958
3.90%, 04/15/30	150	138,617
5.95%, 03/09/28(c)	135	138,284
7.00%, 08/01/30(b)	285	289,501
Alimentation Couche-Tard, Inc.
2.95%, 01/25/30(b)	285	270,595
3.55%, 07/26/27(b)	280	278,033
4.15%, 09/29/28(b)	150	150,091
Arko Corp., 5.13%, 11/15/29(b)(c)	150	130,614
Asbury Automotive Group, Inc.
4.50%, 03/01/28	135	134,550
4.63%, 11/15/29(b)	150	147,587
4.75%, 03/01/30	160	157,590
AutoNation, Inc.
1.95%, 08/01/28	185	175,047
3.80%, 11/15/27	40	39,776
4.45%, 01/15/29	100	100,137
4.75%, 06/01/30	115	115,989
AutoZone, Inc.
1.65%, 01/15/31	200	175,410
3.75%, 06/01/27	55	54,845
3.75%, 04/18/29	100	98,669
4.00%, 04/15/30	230	227,105
4.50%, 02/01/28	265	267,438
5.10%, 07/15/29	175	179,938
5.13%, 06/15/30	65	66,956
6.25%, 11/01/28	175	184,598
Bath & Body Works, Inc.
5.25%, 02/01/28	162	163,395
6.63%, 10/01/30(b)	250	255,825
7.50%, 06/15/29	150	153,045
Best Buy Co., Inc.
1.95%, 10/01/30	240	215,878
4.45%, 10/01/28	155	156,458

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(b)	$115	$102,155
BlueLinx Holdings, Inc., 6.00%, 11/15/29(b)	90	89,077
Brinker International, Inc., 8.25%, 07/15/30(b)	100	105,529
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(b)	250	241,112
3.88%, 01/15/28(b)	430	423,642
4.00%, 10/15/30(b)	875	835,157
4.38%, 01/15/28(b)	250	248,228
5.63%, 09/15/29(b)	150	152,604
6.13%, 06/15/29(b)	370	379,373
Carvana Co., 13.00%, 06/01/30, (11.00% PIK or 13.00% Cash)(b)(h)	505	526,699
Chengdu Communications Investment Group Co. Ltd., 4.75%, 12/13/27(d)	200	201,569
CK Hutchison International 24 II Ltd., 4.38%, 03/13/30(b)	200	200,564
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(b)	200	207,079
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(b)	200	199,458
Costco Wholesale Corp.
1.38%, 06/20/27	612	594,090
1.60%, 04/20/30	580	525,857
3.00%, 05/18/27	312	309,810
Darden Restaurants, Inc.
3.85%, 05/01/27	51	50,888
4.35%, 10/15/27	120	120,637
4.55%, 10/15/29	175	176,688
Dick's Sporting Goods, Inc., 4.00%, 10/01/29(b)	115	113,313
Dollar General Corp.
3.50%, 04/03/30	300	289,634
4.13%, 05/01/28	160	160,297
5.20%, 07/05/28	145	148,625
Dollar Tree, Inc., 4.20%, 05/15/28	452	452,480
EG Global Finance PLC, 12.00%, 11/30/28(b)	350	378,713
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(b)	265	254,823
9.25%, 01/15/31(b)	200	206,608
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(b)	320	309,646
6.75%, 01/15/30(b)(c)	380	359,108
FirstCash, Inc.
4.63%, 09/01/28(b)	175	173,777
5.63%, 01/01/30(b)	155	155,625
Gap, Inc. (The), 3.63%, 10/01/29(b)	240	228,195
Genuine Parts Co.
4.95%, 08/15/29	270	274,326
6.50%, 11/01/28	205	216,357
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(b)	180	178,848
11.50%, 08/15/29(b)	190	201,432
Group 1 Automotive, Inc.
4.00%, 08/15/28(b)	250	244,860
6.38%, 01/15/30(b)	130	133,564
Home Depot, Inc.(The)
0.90%, 03/15/28	82	77,427
1.50%, 09/15/28	352	332,648
2.50%, 04/15/27	297	292,816
Security	Par (000)	Value
Retail (continued)
2.70%, 04/15/30	$440	$416,524
2.80%, 09/14/27	420	414,059
2.88%, 04/15/27	295	292,175
2.95%, 06/15/29	580	562,444
3.75%, 09/15/28	95	95,015
3.90%, 12/06/28	350	351,192
3.95%, 09/15/30(c)	140	139,261
4.75%, 06/25/29	475	486,843
4.88%, 06/25/27	265	269,212
4.90%, 04/15/29	250	257,103
InRetail Consumer, 3.25%, 03/22/28(d)	200	194,736
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	152	151,039
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	220	220,437
Kohl's Corp., 10.00%, 06/01/30(b)	105	114,787
LBM Acquisition LLC, 6.25%, 01/15/29(b)(c)	220	203,394
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	315	310,417
Lithia Motors, Inc.
3.88%, 06/01/29(b)	230	222,456
4.38%, 01/15/31(b)	170	163,596
4.63%, 12/15/27(b)	150	149,816
5.50%, 10/01/30(b)	175	176,197
Lower Colorado River Authority
3.95%, 10/15/27	310	310,689
4.00%, 10/15/28	305	305,325
Lowe's Companies, Inc.
1.70%, 09/15/28	515	485,906
1.70%, 10/15/30	430	382,673
3.10%, 05/03/27	505	500,298
3.35%, 04/01/27	272	270,373
3.65%, 04/05/29	455	449,428
4.50%, 04/15/30	405	409,792
6.50%, 03/15/29	90	96,359
Macy's Retail Holdings LLC, 5.88%, 03/15/30(b)(c)	64	64,389
McDonald's Corp.
2.13%, 03/01/30	280	259,004
2.63%, 09/01/29	245	233,831
3.50%, 03/01/27	380	378,682
3.50%, 07/01/27	502	499,878
3.60%, 07/01/30	325	318,716
3.80%, 04/01/28	117	116,910
4.60%, 05/15/30	130	132,250
4.80%, 08/14/28	297	303,077
5.00%, 05/17/29	260	267,480
Men's Wearhouse LLC.(The), 9.00%, 02/01/31(b)	20	20,801
Michaels Companies, Inc.(The)
5.25%, 05/01/28(b)	255	252,389
7.88%, 05/01/29(b)	350	341,204
Murphy Oil USA, Inc.
4.75%, 09/15/29	155	154,258
5.63%, 05/01/27	100	100,017
Nordstrom, Inc.
4.00%, 03/15/27	145	143,448
4.38%, 04/01/30	125	119,384
6.95%, 03/15/28	150	155,783
O'Reilly Automotive, Inc.
3.60%, 09/01/27	387	384,864
3.90%, 06/01/29	195	193,528
4.35%, 06/01/28	65	65,430
Papa John's International, Inc., 3.88%, 09/15/29(b)	115	109,842

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Park River Holdings, Inc., 8.75%, 12/31/30(b)	$190	$189,764
Penske Automotive Group, Inc., 3.75%, 06/15/29	150	144,967
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(b)	20	20,049
QVC, Inc., 6.88%, 04/15/29(b)	176	71,264
SAKS Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	377	411
SGUS LLC, 11.00%, 12/15/29(b)	353	10,760
Sonic Automotive, Inc., 4.63%, 11/15/29(b)	195	191,488
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(b)	165	164,307
Staples, Inc.
10.75%, 09/01/29(b)	775	761,455
12.75%, 01/15/30(b)	275	225,395
Starbucks Corp.
2.00%, 03/12/27	176	172,404
2.25%, 03/12/30	245	226,565
2.55%, 11/15/30	250	231,599
3.50%, 03/01/28	175	173,374
3.55%, 08/15/29	300	294,806
4.00%, 11/15/28	270	270,208
4.50%, 05/15/28	75	75,787
4.80%, 05/15/30	200	204,169
4.85%, 02/08/27	300	302,691
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(b)	180	175,886
Target Corp.
2.35%, 02/15/30	250	234,145
2.65%, 09/15/30	60	56,191
3.38%, 04/15/29	310	304,725
4.35%, 06/15/28	60	60,807
TJX Companies, Inc.(The)
1.15%, 05/15/28	30	28,268
3.88%, 04/15/30	75	74,588
Tractor Supply Co., 1.75%, 11/01/30	200	177,618
Victoria's Secret & Co., 4.63%, 07/15/29(b)	180	176,163
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(b)(c)	140	147,475
Walmart, Inc.
2.38%, 09/24/29	65	61,937
3.25%, 07/08/29	250	246,155
3.70%, 06/26/28	470	471,081
3.90%, 04/15/28	310	311,531
4.00%, 04/15/30	70	70,459
4.10%, 04/28/27	155	156,061
4.35%, 04/28/30	265	269,195
5.88%, 04/05/27	240	246,328
7.55%, 02/15/30	100	113,545
White Cap Supply Holdings LLC, 7.38%, 11/15/30(b)	195	202,569
Yum! Brands, Inc., 4.75%, 01/15/30(b)	225	224,502
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(d)	400	403,184
		36,915,015
Savings & Loans — 0.1%
Nationwide Building Society
2.97%, 02/16/28, (1-day SOFR + 1.29%)(a)(b)	245	242,299
3.96%, 07/18/30, (3-mo. SOFR US + 2.12%)(a)(b)	390	385,187
4.30%, 03/08/29, (3-mo. SOFR US + 1.45%)(a)(b)	455	455,770
4.35%, 09/30/30(b)	200	199,566
4.65%, 07/14/29, (1-day SOFR + 1.06%)(a)(b)	205	207,064
4.85%, 07/27/27(b)	305	309,352
Security	Par (000)	Value
Savings & Loans (continued)
5.13%, 07/29/29(b)	$255	$262,149
		2,061,387
Semiconductors — 0.5%
Advanced Micro Devices, Inc., 4.32%, 03/24/28	35	35,405
ams-OSRAM AG, 12.25%, 03/30/29(b)	185	197,726
Analog Devices, Inc.
1.70%, 10/01/28	250	236,387
3.45%, 06/15/27	75	74,643
4.25%, 06/15/28	225	226,732
4.50%, 06/15/30	230	233,010
Applied Materials, Inc.
1.75%, 06/01/30	205	185,463
3.30%, 04/01/27	405	403,033
4.00%, 01/15/31	150	148,611
4.80%, 06/15/29	260	266,760
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	275	273,351
Broadcom, Inc.
1.95%, 02/15/28	220	211,891
4.00%, 04/15/29(b)	245	244,311
4.15%, 11/15/30	500	496,956
4.20%, 10/15/30	450	448,597
4.30%, 01/15/31	125	124,889
4.35%, 02/15/30	570	573,350
4.60%, 07/15/30	405	410,544
4.75%, 04/15/29	525	534,807
4.80%, 04/15/28	400	407,821
5.00%, 04/15/30	155	159,535
5.05%, 07/12/27	168	170,966
5.05%, 07/12/29	685	705,651
5.05%, 04/15/30	260	267,884
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	350	362,517
5.90%, 01/25/30(b)	250	261,988
Intel Corp.
1.60%, 08/12/28	275	259,145
2.45%, 11/15/29	645	603,766
3.15%, 05/11/27	320	316,668
3.75%, 03/25/27	509	507,602
3.75%, 08/05/27	550	547,709
3.90%, 03/25/30	590	578,852
4.00%, 08/05/29	285	282,968
4.88%, 02/10/28	565	573,924
5.13%, 02/10/30	415	425,469
Kioxia Holdings Corp., 6.25%, 07/24/30	265	273,929
KLA Corp., 4.10%, 03/15/29	270	271,035
Lam Research Corp.
1.90%, 06/15/30	245	223,056
4.00%, 03/15/29	340	340,122
Marvell Technology, Inc.
2.45%, 04/15/28	75	72,474
4.75%, 07/15/30	125	126,559
4.88%, 06/22/28	235	239,178
5.75%, 02/15/29	170	177,152
Microchip Technology, Inc.
4.90%, 03/15/28	290	294,528
5.05%, 03/15/29	345	353,033
5.05%, 02/15/30	325	332,366
Micron Technology, Inc.
4.66%, 02/15/30	315	317,824
5.30%, 01/15/31	300	311,530

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.33%, 02/06/29	$235	$242,059
NVIDIA Corp.
1.55%, 06/15/28	490	466,649
2.85%, 04/01/30	465	444,430
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	180	186,294
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30	300	289,235
4.30%, 08/19/28	165	165,717
4.30%, 06/18/29	347	347,731
4.40%, 06/01/27	274	275,378
ON Semiconductor Corp., 3.88%, 09/01/28(b)	250	244,876
Qorvo, Inc., 4.38%, 10/15/29	290	285,617
QUALCOMM, Inc.
1.30%, 05/20/28	255	241,261
2.15%, 05/20/30	355	327,163
3.25%, 05/20/27	515	512,368
4.50%, 05/20/30	160	162,456
SK hynix, Inc.
4.25%, 09/11/28(d)	200	200,777
4.38%, 09/11/30(d)	200	200,427
SK Hynix, Inc.
5.50%, 01/16/29(d)	400	415,142
6.38%, 01/17/28(d)	385	401,471
Synaptics, Inc., 4.00%, 06/15/29(b)	125	121,213
Texas Instruments, Inc.
1.75%, 05/04/30	230	209,528
2.25%, 09/04/29	320	302,287
2.90%, 11/03/27	135	133,571
4.50%, 05/23/30	155	157,429
4.60%, 02/08/27	115	115,960
4.60%, 02/15/28	250	253,883
4.60%, 02/08/29	100	102,203
TSMC Arizona Corp.
3.88%, 04/22/27	360	360,269
4.13%, 04/22/29	200	200,596
TSMC Global Ltd.
1.38%, 09/28/30(d)	400	352,633
1.75%, 04/23/28(d)	200	190,726
4.38%, 07/22/27(d)	400	402,362
Xilinx, Inc., 2.38%, 06/01/30	205	190,694
		23,594,122
Shipbuilding — 0.0%
CSSC Capital 2015 Ltd., 3.00%, 02/13/30(d)	200	189,227
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	200	190,087
3.48%, 12/01/27	225	222,759
4.20%, 05/01/30	150	148,847
5.35%, 01/15/30	175	180,848
		931,768
Software — 0.6%
Adobe, Inc.
2.15%, 02/01/27	75	73,893
2.30%, 02/01/30	395	369,692
4.75%, 01/17/28	310	315,941
4.80%, 04/04/29	290	297,725
4.85%, 04/04/27	185	187,327
4.95%, 01/17/30	265	274,144
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)	715	693,677
Atlassian Corp., 5.25%, 05/15/29	105	107,954
Security	Par (000)	Value
Software (continued)
Autodesk, Inc.
2.85%, 01/15/30	$175	$165,954
3.50%, 06/15/27	115	114,295
Broadridge Financial Solutions, Inc., 2.90%, 12/01/29	80	76,050
Cadence Design Systems, Inc.
4.20%, 09/10/27	110	110,504
4.30%, 09/10/29	335	337,038
Capstone Borrower, Inc., 8.00%, 06/15/30(b)	230	213,675
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)	290	225,536
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)	250	191,282
Cloud Software Group, Inc.
6.50%, 03/31/29(b)	1,185	1,177,702
9.00%, 09/30/29(b)	1,220	1,233,898
Concentrix Corp., 6.60%, 08/02/28(c)	280	290,991
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(b)	115	115,036
Constellation Software, Inc., 5.16%, 02/16/29(b)	160	162,759
CoreWeave, Inc., 9.25%, 06/01/30(b)	600	590,766
Dye & Durham Ltd., 8.63%, 04/15/29(b)(c)	215	195,855
Elastic NV, 4.13%, 07/15/29(b)	170	163,434
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)	225	222,389
Fair Isaac Corp., 4.00%, 06/15/28(b)	325	319,672
Fidelity National Information Services, Inc.
1.65%, 03/01/28	235	223,673
3.75%, 05/21/29	125	122,680
Fiserv, Inc.
2.25%, 06/01/27	407	397,434
2.65%, 06/01/30	320	295,559
3.50%, 07/01/29	890	864,811
4.20%, 10/01/28	309	308,746
4.75%, 03/15/30	275	276,528
5.15%, 03/15/27	155	156,695
5.38%, 08/21/28	240	246,419
5.45%, 03/02/28	305	312,602
Intuit, Inc.
1.35%, 07/15/27	105	101,528
1.65%, 07/15/30	155	139,206
5.13%, 09/15/28	295	303,589
Microsoft Corp.
3.30%, 02/06/27	1,275	1,270,719
3.40%, 06/15/27	115	114,802
MSCI, Inc.
3.63%, 09/01/30(b)	260	248,628
4.00%, 11/15/29(b)	465	455,509
Open Text Corp.
3.88%, 02/15/28(b)	270	261,324
3.88%, 12/01/29(b)	265	246,303
6.90%, 12/01/27(b)	350	361,412
Open Text Holdings, Inc., 4.13%, 02/15/30(b)	285	264,756
Oracle Corp.
2.30%, 03/25/28	655	625,410
2.80%, 04/01/27	610	599,517
2.95%, 04/01/30	1,020	942,547
3.25%, 11/15/27	1,000	980,546
3.25%, 05/15/30	100	93,260
4.20%, 09/27/29	650	638,768
4.45%, 09/26/30	1,100	1,073,631
4.50%, 05/06/28	260	260,390

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.65%, 05/06/30	$240	$237,383
4.80%, 08/03/28	505	508,493
6.15%, 11/09/29	425	443,122
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(b)	200	178,554
Paychex, Inc., 5.10%, 04/15/30	470	483,084
Playtika Holding Corp., 4.25%, 03/15/29(b)	205	178,386
PTC, Inc., 4.00%, 02/15/28(b)	168	165,518
RingCentral, Inc., 8.50%, 08/15/30(b)	110	115,502
ROBLOX Corp., 3.88%, 05/01/30(b)	300	287,249
Rocket Software, Inc.
6.50%, 02/15/29(b)	200	177,639
9.00%, 11/28/28(b)	285	284,550
Roper Technologies, Inc.
1.40%, 09/15/27	340	326,690
2.00%, 06/30/30	200	180,909
2.95%, 09/15/29	220	210,791
4.20%, 09/15/28	130	130,505
4.25%, 09/15/28	55	55,288
4.45%, 09/15/30	100	100,207
4.50%, 10/15/29	205	206,931
Salesforce, Inc.
1.50%, 07/15/28	240	227,796
3.70%, 04/11/28	545	545,155
ServiceNow, Inc., 1.40%, 09/01/30	505	445,111
SS&C Technologies, Inc., 5.50%, 09/30/27(b)	635	634,484
Synopsys, Inc.
4.55%, 04/01/27	485	488,645
4.65%, 04/01/28	270	273,465
4.85%, 04/01/30	640	653,057
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	292	291,139
4.95%, 03/28/28	275	280,215
5.40%, 06/12/29	125	129,476
Twilio, Inc., 3.63%, 03/15/29	155	148,688
VMware LLC
1.80%, 08/15/28	255	241,644
3.90%, 08/21/27	435	435,593
4.70%, 05/15/30	200	203,435
West Technology Group LLC, 8.50%, 04/10/27(b)	149	20,259
Workday, Inc.
3.50%, 04/01/27	350	348,222
3.70%, 04/01/29	235	231,817
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	205	187,342
		30,470,525
Telecommunications — 1.0%
Altice Financing SA
5.00%, 01/15/28(b)	365	265,790
5.75%, 08/15/29(b)	660	473,891
9.63%, 07/15/27(b)	110	85,027
Altice France SA
6.88%, 10/15/30(b)	248	242,442
9.50%, 11/01/29(b)	396	407,093
America Movil SAB de CV
2.88%, 05/07/30	200	187,711
3.63%, 04/22/29	365	357,368
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	725	753,214
AT&T, Inc.
1.65%, 02/01/28	785	750,361
2.30%, 06/01/27	811	794,327
3.80%, 02/15/27	295	294,529
Security	Par (000)	Value
Telecommunications (continued)
4.10%, 02/15/28	$560	$561,253
4.25%, 03/01/27	512	513,347
4.30%, 02/15/30	1,025	1,025,719
4.35%, 03/01/29	910	916,337
4.70%, 08/15/30	365	370,618
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(d)	200	202,386
Axiata SPV2 Bhd, 2.16%, 08/19/30(d)	200	181,143
Bell Telephone Co. of Canada or Bell Canada, 6.88%, 09/15/55, (5-year CMT + 2.39%)(a)	175	180,963
British Telecommunications PLC
3.25%, 11/08/29(b)	195	187,871
4.25%, 11/23/81, (5-year CMT + 2.99%)(a)(b)	150	148,878
5.13%, 12/04/28	200	205,185
9.63%, 12/15/30	800	973,045
Ciena Corp., 4.00%, 01/31/30(b)	150	144,626
Cipher Compute LLC, 7.13%, 11/15/30(b)	525	540,876
Cisco Systems, Inc.
4.55%, 02/24/28	260	264,109
4.75%, 02/24/30	395	405,190
4.80%, 02/26/27	470	475,192
4.85%, 02/26/29	850	871,737
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	585	621,027
Deutsche Telekom International Finance BV
4.38%, 06/21/28(b)	335	337,223
8.75%, 06/15/30	1,015	1,183,499
EchoStar Corp.
6.75%, 11/30/30, (6.75 % Cash)(h)	725	736,924
10.75%, 11/30/29	1,650	1,808,605
Flash Compute LLC, 7.25%, 12/31/30(b)	390	391,363
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	475	475,175
5.88%, 11/01/29	250	252,251
6.00%, 01/15/30(b)	100	100,939
6.75%, 05/01/29(b)	325	326,441
8.75%, 05/15/30(b)	175	180,466
Frontier Florida LLC, Series E, 6.86%, 02/01/28	105	108,713
Frontier North, Inc., Series G, 6.73%, 02/15/28	80	82,379
GCI LLC, 4.75%, 10/15/28(b)	190	185,637
GoTo Group, Inc.
5.50%, 05/01/28(b)	142	117,728
5.50%, 05/01/28(b)(c)	132	44,633
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	194,150
Iliad Holding SAS, 7.00%, 10/15/28(b)	275	277,872
Juniper Networks, Inc., 3.75%, 08/15/29	155	151,655
KT Corp.
4.13%, 02/02/28(d)	200	200,243
4.38%, 01/03/29(d)	200	201,263
Level 3 Financing, Inc.
3.63%, 01/15/29(b)	120	111,949
3.75%, 07/15/29(b)	145	133,997
4.25%, 07/01/28(b)	140	135,171
Lumen Technologies, Inc.
4.13%, 04/15/29(b)	125	125,198
4.50%, 01/15/29(b)	125	117,269
5.38%, 06/15/29(b)(c)	80	75,386
Millicom International Cellular SA, 6.25%, 03/25/29(d)	180	181,533
Motorola Solutions, Inc.
2.30%, 11/15/30	300	272,674

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.60%, 02/23/28	$255	$257,716
4.60%, 05/23/29	275	278,245
4.85%, 08/15/30	100	101,916
5.00%, 04/15/29	100	102,533
NBN Co. Ltd.
4.00%, 10/01/27(b)	225	225,132
4.15%, 09/16/30(b)	200	199,111
4.25%, 10/01/29(b)	200	200,720
5.75%, 10/06/28(b)	480	501,153
Nokia OYJ, 4.38%, 06/12/27	200	200,074
NTT Finance Corp.
1.59%, 04/03/28(b)	240	227,972
4.37%, 07/27/27(b)	210	211,141
4.57%, 07/16/27(b)	300	302,541
4.62%, 07/16/28(b)	400	405,328
4.88%, 07/16/30(b)	755	769,944
5.10%, 07/02/27(b)	200	203,077
5.11%, 07/02/29(b)	200	205,267
Orange SA, 4.25%, 01/13/31(b)	350	347,019
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(d)	200	207,331
PT Tower Bersama Infrastructure Tbk, 2.80%, 05/02/27(d)	200	195,847
Rogers Communications, Inc.
3.20%, 03/15/27	500	495,550
5.00%, 02/15/29	405	413,261
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(b)	260	259,376
7.00%, 04/15/55, (5-year CMT + 2.65%)(a)	250	258,997
Saudi Telecom Co., 3.89%, 05/13/29(d)	400	394,140
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30(d)	200	182,390
2.38%, 08/28/29(d)	400	379,591
3.88%, 08/28/28(d)	200	200,067
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(d)	200	207,185
SoftBank Corp., 4.70%, 07/09/30(b)	190	190,826
Sprint Capital Corp., 6.88%, 11/15/28	730	783,027
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(d)	200	200,867
Telefonica Emisiones SA, 4.10%, 03/08/27	442	442,250
Telefonica Europe BV, 8.25%, 09/15/30	300	343,577
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(b)	10	4,665
TELUS Corp.
2.80%, 02/16/27	145	143,189
3.70%, 09/15/27	89	88,408
6.63%, 10/15/55, (5-year CMT + 2.77%)(a)	215	219,789
T-Mobile USA, Inc.
2.05%, 02/15/28	618	594,677
2.40%, 03/15/29	185	175,561
2.63%, 02/15/29	390	373,338
3.38%, 04/15/29	835	814,993
3.75%, 04/15/27	1,329	1,325,618
3.88%, 04/15/30	2,190	2,151,457
4.20%, 10/01/29	225	225,531
4.75%, 02/01/28	160	160,000
4.80%, 07/15/28	355	361,184
4.85%, 01/15/29	275	280,910
4.95%, 03/15/28	390	397,353
TT Varlik Kiralama AS, 6.50%, 10/30/30(a)(d)	200	201,801
Turk Telekomunikasyon A/S, 7.38%, 05/20/29(d)	200	208,039
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(d)	200	201,836
7.45%, 01/24/30(d)	200	209,793
Security	Par (000)	Value
Telecommunications (continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(b)	$170	$169,550
6.50%, 02/15/29(b)	350	340,692
Verizon Communications, Inc.
1.50%, 09/18/30	395	348,820
1.75%, 01/20/31	700	617,303
2.10%, 03/22/28	690	664,260
3.15%, 03/22/30	485	464,715
3.88%, 02/08/29	391	389,811
4.02%, 12/03/29	1,130	1,123,747
4.13%, 03/16/27	59	59,173
4.33%, 09/21/28	1,280	1,290,302
Viasat, Inc.
5.63%, 04/15/27(b)	225	224,869
6.50%, 07/15/28(b)	125	123,456
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	135	128,737
Vmed O2 U.K. Financing I PLC, 4.25%, 01/31/31(b)	415	375,457
Vodafone Group PLC
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(a)	665	701,215
7.88%, 02/15/30	155	176,104
WULF Compute LLC, 7.75%, 10/15/30(b)	970	1,011,577
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(d)	200	192,001
Zegona Finance PLC, 8.63%, 07/15/29(b)	246	259,862
		48,604,555
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	50	49,611
3.90%, 11/19/29	310	305,771
Mattel, Inc.
3.75%, 04/01/29(b)	210	205,580
5.00%, 11/17/30	100	100,949
5.88%, 12/15/27(b)	160	160,232
		822,143
Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)	135	136,290
Beacon Mobility Corp., 7.25%, 08/01/30(b)	160	167,648
Brightline East LLC, 11.00%, 01/31/30(b)	335	92,062
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	185	183,940
Canadian National Railway Co., 6.90%, 07/15/28	185	197,735
Canadian Pacific Railway Co.
2.05%, 03/05/30	160	147,320
2.88%, 11/15/29	100	96,066
4.00%, 06/01/28	210	210,254
4.80%, 03/30/30	190	194,281
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	245	245,444
CSX Corp.
2.40%, 02/15/30	125	116,921
3.25%, 06/01/27	330	327,619
3.80%, 03/01/28	355	354,730
4.25%, 03/15/29	230	232,079
Danaos Corp., 8.50%, 03/01/28(b)	75	75,424
FedEx Corp.
3.10%, 08/05/29	445	429,601
4.25%, 05/15/30	227	227,986
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(b)	150	145,994
Georgian Railway JSC, 4.00%, 06/17/28(d)	200	190,875
GXO Logistics, Inc., 6.25%, 05/06/29	225	237,382

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Indian Railway Finance Corp. Ltd.
3.25%, 02/13/30(d)	$200	$190,345
3.84%, 12/13/27(d)	200	198,510
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	255	260,672
Kirby Corp., 4.20%, 03/01/28	140	140,312
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(d)	200	198,883
MTR Corp. CI Ltd., 4.88%, , (5-year CMT + 0.86%)(a)(d)(i)	400	406,988
MTR Corp. Ltd.
1.63%, 08/19/30(d)	200	181,107
4.38%, 04/01/30(d)	200	203,442
Norfolk Southern Corp.
2.55%, 11/01/29	15	14,224
3.15%, 06/01/27	160	158,479
3.80%, 08/01/28	254	253,200
5.05%, 08/01/30	200	206,653
7.80%, 05/15/27	105	110,105
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28(d)	200	198,448
Rand Parent LLC, 8.50%, 02/15/30(b)	290	303,045
Rumo Luxembourg SARL, 5.25%, 01/10/28(d)	200	200,027
RXO, Inc., 7.50%, 11/15/27(b)	115	117,212
Ryder System, Inc.
2.85%, 03/01/27	140	138,381
4.30%, 06/15/27	110	110,344
4.30%, 12/01/30	75	74,611
4.85%, 06/15/30	110	111,978
4.90%, 12/01/29	70	71,500
4.95%, 09/01/29	90	91,992
5.00%, 03/15/30	115	117,739
5.25%, 06/01/28	200	205,494
5.30%, 03/15/27	90	91,193
5.38%, 03/15/29	155	160,214
5.50%, 06/01/29	60	62,301
5.65%, 03/01/28	205	211,232
6.30%, 12/01/28	160	169,139
Sats Treasury Pte Ltd., 4.83%, 01/23/29(d)	200	203,862
Seaspan Corp., 5.50%, 08/01/29(b)	200	190,167
SF Holding Investment Ltd., 2.88%, 02/20/30(d)	200	189,085
Simpar Europe SA, 5.20%, 01/26/31(d)	200	165,019
Star Leasing Co. LLC, 7.63%, 02/15/30(b)	180	172,138
Transnet, 8.25%, 02/06/28(d)	400	422,085
Union Pacific Corp.
2.15%, 02/05/27	70	68,867
2.40%, 02/05/30	255	238,882
3.00%, 04/15/27	140	138,767
3.70%, 03/01/29	255	253,287
3.95%, 09/10/28	415	415,939
6.63%, 02/01/29	165	177,832
United Parcel Service, Inc.
2.50%, 09/01/29	105	99,779
3.05%, 11/15/27	410	405,531
3.40%, 03/15/29	250	246,629
4.45%, 04/01/30	275	279,632
4.65%, 10/15/30(c)	50	51,188
Walmart, Inc.
1.50%, 09/22/28	640	606,415
3.95%, 09/09/27	320	321,710
XPO, Inc., 6.25%, 06/01/28(b)	265	269,943
Security	Par (000)	Value
Transportation (continued)
Zhengzhou Transportation Development Investment Group Co. Ltd., 4.75%, 10/31/27(d)	$200	$200,861
		14,085,039
Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(b)	260	261,569
DAE Funding LLC, 3.38%, 03/20/28(d)	200	194,623
FTAI Aviation Investors LLC
5.50%, 05/01/28(b)	305	305,048
7.88%, 12/01/30(b)	155	164,161
GATX Corp.
3.50%, 03/15/28	150	148,160
4.00%, 06/30/30	170	166,826
4.55%, 11/07/28	115	116,248
4.70%, 04/01/29	180	182,148
5.40%, 03/15/27	50	50,701
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.55%, 01/15/31(b)	165	164,626
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	125	120,481
4.20%, 04/01/27(b)	180	180,179
4.40%, 07/01/27(b)	286	286,991
5.25%, 07/01/29(b)	215	220,961
5.25%, 02/01/30(b)	240	247,045
5.35%, 03/30/29(b)	150	154,441
5.55%, 05/01/28(b)	230	236,349
5.70%, 02/01/28(b)	275	282,712
5.88%, 11/15/27(b)	235	241,558
6.05%, 08/01/28(b)	290	302,115
6.20%, 06/15/30(b)	150	159,939
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(b)	200	191,462
5.10%, 04/01/30(b)	195	199,174
5.30%, 04/03/29(b)	200	205,382
5.45%, 05/03/28(b)	200	205,090
		4,987,989
Venture Capital — 0.0%
Hercules Capital, Inc., 6.00%, 06/16/30	105	106,198
Water — 0.0%
Aegea Finance SARL, 9.00%, 01/20/31(d)	200	212,071
American Water Capital Corp.
2.80%, 05/01/30	150	142,216
2.95%, 09/01/27	200	197,424
3.45%, 06/01/29	175	171,796
3.75%, 09/01/28	140	139,353
Essential Utilities, Inc.
2.70%, 04/15/30	150	141,216
3.57%, 05/01/29	120	117,679
4.80%, 08/15/27	125	126,461
Manila Water Co., Inc., 4.38%, 07/30/30(d)	200	198,308
Sabesp Lux Sarl, 5.63%, 08/20/30(d)	200	201,785
United Utilities PLC, 6.88%, 08/15/28	120	127,717
		1,776,026
Total Corporate Bonds & Notes — 34.0% (Cost: $1,596,569,969)		1,618,658,885

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Floating Rate Loan Interests
Media — 0.0%
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50% and 1.50% PIK), 8.79%, 09/25/29(a)	$0	$312
Retail — 0.0%
SAKS Global Enterprises LLC
PIK DIP Fisrt Out Term Loan, 07/07/26(a)(l)	56	55,684
DIP First Out Interim Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 11.00%), 14.68%, 01/14/33(a)	206	206,235
		261,919
Total Floating Rate Loan Interests — 0.0% (Cost: $206,555)		262,231
Foreign Government Obligations(m)
Angola — 0.0%
Angolan Government International Bonds
8.00%, 11/26/29(d)	600	589,628
8.25%, 05/09/28(d)	400	402,513
9.24%, 01/15/31(d)	200	201,827
		1,193,968
Argentina — 0.2%
Argentina Republic Government International Bonds
1.00%, 07/09/29	1,148	1,010,788
1.75%, 07/09/30(j)	6,192	5,246,411
Bonos Para La Reconstruccion De Una Argentina Libre
3.00%, 10/31/28	266	226,758
5.00%, 10/31/27	2,600	2,479,555
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(d)	267	271,273
		9,234,785
Australia — 0.0%
Export Finance & Insurance Corp., 3.88%, 10/23/29(b)	370	370,978
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(d)	200	216,417
Bahrain — 0.1%
Bahrain Government International Bonds
4.25%, 01/25/28(d)	200	195,293
6.75%, 09/20/29(d)	400	408,461
7.00%, 10/12/28(d)	400	413,219
7.38%, 05/14/30(d)	400	419,413
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(d)	400	377,559
3.95%, 09/16/27(d)	400	391,946
4.50%, 03/30/27(d)	200	198,199
		2,404,090
Bermuda — 0.0%
Bermuda Government International Bonds
2.38%, 08/20/30(d)	300	272,534
4.75%, 02/15/29(d)	340	343,207
		615,741
Security	Par (000)	Value
Bolivia — 0.0%
Bolivia Government International Bonds
4.50%, 03/20/28(d)	$400	$375,970
7.50%, 03/02/30(d)	200	186,899
		562,869
Brazil — 0.1%
Brazil Government International Bonds
3.88%, 06/12/30	1,000	957,336
4.50%, 05/30/29	600	596,204
4.63%, 01/13/28	800	801,954
5.50%, 11/06/30	800	814,154
10.13%, 05/15/27	200	214,253
		3,383,901
Canada — 0.6%
Canada Government International Bonds
3.75%, 04/26/28	1,125	1,129,072
4.00%, 03/18/30	1,205	1,217,066
4.63%, 04/30/29	1,030	1,060,271
CDP Financial, Inc.
4.25%, 07/25/28(b)	420	425,229
4.63%, 01/24/30(b)	500	514,160
4.88%, 06/05/29(b)	625	646,138
CPPIB Capital, Inc.
4.13%, 06/10/30(b)	725	733,292
4.25%, 07/20/28(b)	2,045	2,072,161
Export Development Canada
3.00%, 05/25/27	70	69,429
3.75%, 09/07/27	25	25,051
3.88%, 02/14/28	2,300	2,311,021
4.00%, 06/20/30	395	398,319
4.13%, 02/13/29	950	962,509
Hydro-Quebec, Series HK, 9.38%, 04/15/30	100	119,895
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	500	442,399
4.25%, 04/25/28(b)	1,440	1,454,116
Province of Alberta Canada
1.30%, 07/22/30	20	17,863
3.30%, 03/15/28	370	366,776
4.50%, 06/26/29	495	506,344
Province of British Columbia Canada
3.90%, 08/27/30	970	968,917
4.70%, 01/24/28	1,055	1,075,714
4.80%, 11/15/28	615	632,289
4.90%, 04/24/29	865	894,707
Province of Manitoba Canada, 1.50%, 10/25/28	360	338,993
Province of New Brunswick Canada, 3.63%, 02/24/28	5	4,981
Province of Ontario Canada
1.05%, 05/21/27	495	478,539
2.00%, 10/02/29	450	422,626
3.10%, 05/19/27	1,240	1,231,060
3.70%, 09/17/29	650	647,912
3.90%, 09/04/30	1,000	998,962
4.20%, 01/18/29	920	932,065
4.70%, 01/15/30	1,055	1,087,212
Province of Quebec Canada
1.35%, 05/28/30	470	422,685
2.75%, 04/12/27	405	400,482
3.63%, 04/13/28	1,245	1,242,869
3.88%, 01/14/31(c)	1,360	1,353,702
4.50%, 04/03/29	955	975,513

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Series PD, 7.50%, 09/15/29	$570	$640,081
Province of Saskatchewan Canada
3.25%, 06/08/27	70	69,534
4.65%, 01/28/30	320	328,630
PSP Capital, Inc.
1.63%, 10/26/28(b)	35	33,102
3.75%, 10/02/29(b)	400	399,206
		30,050,892
Cayman Islands — 0.0%
KSA Ijarah Sukuk Ltd., 4.25%, 09/09/30(d)	800	795,251
KSA Sukuk Ltd.
5.25%, 06/04/27(d)	200	203,061
5.25%, 06/04/30(d)	600	620,216
Sharjah Sukuk Program Ltd., 3.89%, 04/04/30(d)	200	192,139
		1,810,667
Chile — 0.0%
Chile Government International Bonds
2.45%, 01/31/31	200	182,874
3.24%, 02/06/28	600	590,121
4.85%, 01/22/29	600	612,145
		1,385,140
China — 0.1%
China Development Bank
1.63%, 10/27/30(d)	200	180,236
3.97%, 07/02/28, (1-day SOFR + 0.30%)(a)(d)	200	199,769
China Development Bank/Hong Kong, 2.00%, 02/16/27(d)	200	196,392
China Government International Bonds
1.20%, 10/21/30(d)	200	180,343
2.13%, 12/03/29(d)	600	573,727
2.63%, 11/02/27(d)	400	395,901
3.50%, 10/19/28(d)	400	401,745
3.63%, 11/13/28(d)	600	604,236
3.75%, 11/13/30(d)	1,000	1,007,107
4.13%, 11/20/27(d)	200	203,238
4.25%, 11/20/29(d)	200	206,226
Export-Import Bank of China(The)
3.25%, 11/28/27(d)	200	198,191
3.38%, 03/14/27(d)	400	397,974
4.23%, 11/05/27, (1-day SOFR Index + 0.38%)(a)(d)	400	400,387
		5,145,472
Colombia — 0.1%
Colombia Government International Bonds
3.00%, 01/30/30	600	539,100
3.88%, 04/25/27	600	594,911
4.50%, 03/15/29	400	388,671
5.38%, 01/21/29	200	199,532
6.13%, 01/21/31	400	399,639
7.38%, 04/25/30	600	629,944
		2,751,797
Denmark — 0.0%
Kommunekredit
3.75%, 05/24/28(d)	400	400,048
4.63%, 03/05/27(d)	200	201,811
		601,859
Dominican Republic — 0.0%
Dominican Republic International Bonds
4.50%, 01/30/30(d)	600	585,724
Security	Par (000)	Value
Dominican Republic (continued)
5.50%, 02/22/29(d)	$500	$507,556
6.00%, 07/19/28(d)	450	461,296
		1,554,576
Ecuador — 0.0%
Ecuador Government International Bonds
0.00%, 07/31/30(d)(k)	200	168,513
6.90%, 07/31/30(a)(d)(j)	300	297,690
		466,203
Egypt — 0.0%
Egypt Government International Bonds
5.80%, 09/30/27(d)	200	199,784
6.59%, 02/21/28(d)	400	405,061
7.60%, 03/01/29(d)	600	627,674
8.63%, 02/04/30(d)	400	435,257
Egyptian Financial Co for Sovereign Taskeek.(The), 6.38%, 04/07/29(d)	200	202,824
		1,870,600
El Salvador — 0.0%
El Salvador Government International Bonds
8.63%, 02/28/29(d)	250	267,979
9.25%, 04/17/30(d)	200	216,633
		484,612
Finland — 0.0%
Kuntarahoitus OYJ
3.63%, 10/09/29(b)(c)	955	950,543
4.25%, 01/31/29(b)	500	507,530
4.25%, 04/01/30(b)	300	304,877
		1,762,950
France — 0.2%
Agence Francaise de Developpement EPIC
4.00%, 06/15/27(d)	200	200,268
4.00%, 09/21/27(d)	600	601,187
4.50%, 03/05/29(d)	600	608,305
4.88%, 01/16/30(d)	200	205,607
Caisse d'Amortissement de la Dette Sociale
1.38%, 01/20/31(b)	1,500	1,318,861
3.75%, 09/12/27(b)(c)	900	900,142
3.75%, 05/24/28(b)	3,985	3,980,259
4.50%, 05/22/29(b)	1,060	1,080,470
4.75%, 01/22/30(b)	425	437,090
SFIL SA, 5.00%, 04/26/27(d)	400	405,289
		9,737,478
Gabon — 0.0%
Gabon Government International Bonds, 9.50%, 02/18/29(d)	200	187,703
Germany — 0.0%
State of North Rhine-Westphalia Germany
4.38%, 02/16/27(d)	800	805,170
4.38%, 02/12/30(d)	400	407,762
		1,212,932
Ghana — 0.0%
Ghana Government International Bonds, 6.00%, 07/03/29(a)(d)(j)	822	804,839
Guatemala — 0.0%
Guatemala Government Bonds
4.38%, 06/05/27(d)	200	198,956
4.90%, 06/01/30(d)	200	199,120

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Guatemala (continued)
5.25%, 08/10/29(d)	$200	$201,796
		599,872
Honduras — 0.0%
Honduras Government International Bonds, 5.63%, 06/24/30(d)	200	200,838
Hong Kong — 0.1%
Airport Authority
2.40% , (7-year CMT + 4.74%)(a)(d)(i)	400	386,053
4.75%, 01/12/28(b)	400	406,895
4.75%, 07/15/28(b)(c)	400	408,967
4.88%, 01/12/30(b)	200	206,156
4.88%, 07/15/30(b)	600	621,827
Hong Kong Government International Bonds
4.13%, 06/10/30(b)	400	404,662
4.25%, 07/24/27(b)	200	201,949
4.50%, 01/11/28(b)	600	609,923
Hong Kong Mortgage Corp. Ltd.(The)
3.88%, 11/26/30(d)	400	398,084
4.13%, 10/18/27(d)	200	201,021
4.88%, 09/13/28(d)	200	205,110
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	199,021
		4,249,668
Hungary — 0.1%
Hungary Government International Bonds
5.25%, 06/16/29(d)	600	610,569
5.38%, 09/26/30(d)	400	409,210
6.13%, 05/22/28(d)	800	828,862
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(d)	400	410,547
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(d)	400	416,107
		2,675,295
India — 0.0%
Export-Import Bank of India
2.25%, 01/13/31(d)	400	359,300
3.25%, 01/15/30(d)	200	191,567
3.88%, 02/01/28(d)	200	198,574
		749,441
Indonesia — 0.2%
Indonesia Government International Bonds
2.85%, 02/14/30	400	378,146
3.40%, 09/18/29	200	194,713
3.50%, 01/11/28	600	594,900
3.85%, 07/18/27(d)	400	399,655
3.85%, 10/15/30	400	392,155
4.15%, 09/20/27	300	300,784
4.40%, 03/10/29	200	201,223
4.55%, 01/11/28	400	403,722
4.75%, 02/11/29	400	406,540
5.25%, 01/15/30	200	206,814
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/30(d)	200	186,721
4.15%, 03/29/27(d)	800	801,535
4.40%, 06/06/27(d)	800	803,281
4.40%, 03/01/28(d)	400	402,147
4.45%, 02/20/29(d)	200	201,307
4.50%, 12/01/30(d)	400	398,911
4.55%, 07/23/30(d)	400	400,830
5.00%, 05/25/30(d)	400	409,426
5.10%, 07/02/29(d)	200	204,894
Security	Par (000)	Value
Indonesia (continued)
5.40%, 11/15/28(d)	$200	$207,006
		7,494,710
Iraq — 0.0%
Iraq International Bonds, 5.80%, 01/15/28(d)	375	373,194
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	600	557,887
3.25%, 01/17/28	600	588,998
4.50%, 01/13/31	600	596,781
5.38%, 03/12/29	600	616,088
5.38%, 02/19/30	800	825,555
State of Israel
2.50%, 01/15/30	200	185,681
6.25%, 11/21/27(d)	200	207,421
		3,578,411
Italy — 0.0%
Cassa Depositi e Prestiti SpA
4.38%, 10/01/30(b)	500	498,944
5.88%, 04/30/29(b)	500	526,023
Republic of Italy Government International Bonds, 2.88%, 10/17/29	10	9,612
		1,034,579
Ivory Coast — 0.0%
Ivory Coast Government International Bonds, 6.38%, 03/03/28(d)	200	202,783
Jamaica — 0.0%
Jamaica Government International Bonds, 6.75%, 04/28/28	400	411,519
Japan — 0.2%
Development Bank of Japan, Inc.
1.88%, 08/28/29(b)	200	186,577
3.25%, 04/28/27(b)	1,000	993,646
4.13%, 04/08/30(b)	10	10,055
4.63%, 04/10/29(b)	300	306,579
Japan Bank for International Cooperation
2.13%, 02/16/29	425	404,263
2.75%, 11/16/27	540	530,599
2.88%, 06/01/27	245	242,113
2.88%, 07/21/27	881	869,784
3.25%, 07/20/28	416	410,781
4.63%, 07/22/27	490	495,928
4.63%, 07/19/28	1,995	2,033,409
Japan International Cooperation Agency
2.75%, 04/27/27	500	493,380
3.25%, 05/25/27	670	665,323
4.00%, 05/23/28	650	652,033
4.25%, 05/22/30	300	303,020
		8,597,490
Jordan — 0.0%
Jordan Government International Bonds
5.85%, 07/07/30(d)	400	401,887
7.50%, 01/13/29(d)	400	419,527
7.75%, 01/15/28(d)	200	208,278
		1,029,692
Kazakhstan — 0.0%
Baiterek National Managing Holding JSC
4.65%, 10/01/30(d)	200	199,288
5.45%, 05/08/28(d)	200	203,566

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kazakhstan (continued)
Development Bank of Kazakhstan JSC
5.25%, 10/23/29(d)	$200	$205,167
5.63%, 04/07/30(d)	200	206,914
Kazakhstan Government International Bonds, 4.41%, 10/28/30(d)	400	395,906
		1,210,841
Kuwait — 0.1%
Kuwait International Government Bonds
3.50%, 03/20/27(d)	1,400	1,393,796
4.02%, 10/09/28(d)	800	798,429
4.14%, 10/09/30(d)	1,000	992,556
		3,184,781
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30(d)	200	207,675
Lebanon — 0.0%
Lebanon Government International Bonds
6.65%, 11/03/28(d)(e)(g)	110	32,088
6.65%, 02/26/30(d)(e)	250	72,719
6.75%, 11/29/27(d)(e)(g)	470	136,520
6.85%, 03/23/27(d)(e)(g)	483	140,142
6.85%, 05/25/29(d)(e)	200	58,385
		439,854
Luxembourg — 0.0%
Isdb Trust Services No. 2 SARL, 4.75%, 05/15/29(d)	600	616,888
Mexico — 0.2%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30(d)	3,550	3,605,052
Mexico Government International Bonds
3.25%, 04/16/30	600	564,809
3.75%, 01/11/28	400	396,036
4.15%, 03/28/27	600	599,202
4.50%, 04/22/29	600	601,625
4.75%, 03/22/31	400	394,721
5.00%, 05/07/29(c)	400	405,449
5.40%, 02/09/28	400	407,940
6.00%, 05/13/30	600	626,138
		7,600,972
Mongolia — 0.0%
Mongolia Government International Bonds
6.63%, 02/25/30(d)	200	207,804
8.65%, 01/19/28(d)	200	214,166
		421,970
Morocco — 0.0%
Morocco Government International Bonds
2.38%, 12/15/27(d)	200	192,455
5.95%, 03/08/28(d)	400	410,969
		603,424
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)(c)	995	991,431
4.25%, 01/25/29(b)(c)	740	750,931
4.38%, 02/11/28(b)	61	61,851
4.50%, 03/01/27(b)	400	403,267
4.75%, 02/01/30(b)	750	775,640
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.50%, 04/26/28(d)	200	203,266
4.50%, 06/12/29(d)	200	204,304
Security	Par (000)	Value
Netherlands (continued)
Nederlandse Waterschapsbank NV
4.00%, 06/01/28(b)	$300	$301,899
4.38%, 02/28/29(b)	500	509,203
4.50%, 01/16/30(b)	200	204,827
		4,406,619
Nigeria — 0.1%
Nigeria Government International Bonds
6.13%, 09/28/28(d)	400	402,790
6.50%, 11/28/27(d)	400	405,113
7.14%, 02/23/30(d)	400	412,429
8.38%, 03/24/29(d)	400	425,032
8.75%, 01/21/31(d)	400	434,376
		2,079,740
Norway — 0.1%
Kommunalbanken AS
4.00%, 01/19/28(b)	70	70,464
4.13%, 08/29/30(b)	752	759,998
4.25%, 01/24/29(b)	500	507,547
4.50%, 09/01/28(b)	2,010	2,049,639
		3,387,648
Oman — 0.1%
Oman Government International Bonds
5.38%, 03/08/27(d)	350	353,393
5.63%, 01/17/28(d)	800	816,213
6.00%, 08/01/29(d)	800	833,261
6.25%, 01/25/31(d)	600	637,045
6.75%, 10/28/27(d)	400	415,261
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(d)	400	406,608
		3,461,781
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(d)	400	414,939
Pakistan Government International Bonds, 6.88%, 12/05/27(d)	400	405,837
		820,776
Panama — 0.0%
Panama Government International Bonds
3.16%, 01/23/30	600	563,103
3.88%, 03/17/28	400	394,021
8.88%, 09/30/27	350	374,473
9.38%, 04/01/29	400	454,712
		1,786,309
Peru — 0.0%
Corp Financiera de Desarrollo SA, 5.50%, 05/06/30(d)	200	206,360
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27(d)	200	194,190
5.95%, 04/30/29(d)	200	208,926
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(d)	150	150,642
Peru Government International Bonds
2.78%, 01/23/31	800	738,353
2.84%, 06/20/30	200	188,572
4.13%, 08/25/27	100	100,270
		1,787,313
Philippines — 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	800	784,688
3.23%, 03/29/27	200	198,033
3.75%, 01/14/29	400	395,929

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
4.63%, 07/17/28	$200	$202,606
5.17%, 10/13/27	200	204,107
7.75%, 01/14/31	600	691,383
9.50%, 02/02/30	800	954,983
ROP Sukuk Trust, 5.05%, 06/06/29(d)	400	409,358
		3,841,087
Poland — 0.1%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(d)	400	423,223
Republic of Poland Government International Bonds
4.63%, 03/18/29	400	406,958
4.88%, 02/12/30	800	822,017
5.50%, 11/16/27	600	616,452
		2,268,650
Qatar — 0.1%
Qatar Government International Bonds
3.63%, 11/10/28(d)	200	198,533
3.75%, 04/16/30(d)	1,000	988,259
4.00%, 03/14/29(d)	1,400	1,399,304
4.50%, 02/27/28(d)	200	202,462
4.50%, 04/23/28(d)	1,000	1,012,780
4.63%, 05/29/29(d)	200	204,059
9.75%, 06/15/30(b)(c)	400	489,753
		4,495,150
Romania — 0.1%
Romanian Government International Bonds
3.00%, 02/27/27(d)	400	394,227
5.25%, 11/25/27(d)	400	405,695
5.75%, 09/16/30(d)	600	618,725
5.88%, 01/30/29(d)	630	650,028
6.63%, 02/17/28(d)	500	520,983
		2,589,658
Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.97%, 10/29/29(d)	800	761,823
3.63%, 04/20/27(d)	1,400	1,392,108
4.27%, 05/22/29(d)	800	798,175
4.30%, 01/19/29(d)	600	600,308
5.27%, 10/25/28(d)	800	821,546
Saudi Government International Bonds
2.50%, 02/03/27(d)	600	591,354
3.25%, 10/22/30(d)	200	190,308
3.63%, 03/04/28(d)	1,600	1,583,286
4.13%, 01/12/29(b)	600	597,961
4.38%, 04/16/29(d)	1,200	1,203,550
4.38%, 01/12/31(b)	800	796,362
4.50%, 04/17/30(d)	800	804,715
4.75%, 01/18/28(d)	1,000	1,010,118
4.75%, 01/16/30(d)	1,200	1,215,489
5.13%, 01/13/28(d)	1,600	1,630,050
5.38%, 01/13/31(d)	800	830,011
		14,827,164
Serbia — 0.0%
Serbia International Bonds
2.13%, 12/01/30(d)	400	351,571
6.25%, 05/26/28(d)	200	207,078
		558,649
Security	Par (000)	Value
South Africa — 0.0%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	$600	$594,036
4.85%, 09/27/27	200	201,778
4.85%, 09/30/29	600	598,445
5.88%, 06/22/30	400	411,548
		1,805,807
South Korea — 0.4%
Export-Import Bank of Korea
1.25%, 09/21/30	200	176,736
1.75%, 10/19/28(d)	200	189,556
2.38%, 04/21/27	200	196,677
3.75%, 01/13/29	200	200,105
3.75%, 09/22/30	400	395,265
3.88%, 01/13/31	200	198,763
4.00%, 09/11/27	200	200,687
4.00%, 09/11/29	200	201,459
4.06%, 01/13/29, (1-day SOFR + 0.40%)(a)	200	200,060
4.13%, 09/22/28, (1-day SOFR + 0.46%)(a)	200	200,304
4.25%, 09/15/27	400	402,710
4.50%, 01/11/29	200	204,037
4.52%, 09/11/29, (1-day SOFR + 0.82%)(a)	200	202,771
4.63%, 01/14/28	200	203,093
4.65%, 11/21/28, (1-day SOFR + 0.88%)(a)(d)	400	404,865
4.88%, 01/14/30	400	412,246
5.00%, 01/11/28	400	408,932
5.13%, 09/18/28	600	619,780
Industrial Bank of Korea
4.00%, 09/30/29(d)	200	201,270
4.38%, 06/24/30(d)	200	202,619
5.38%, 10/04/28(d)	200	207,960
Korea Development Bank(The)
1.38%, 04/25/27	200	194,213
3.75%, 01/28/29	400	400,172
3.75%, 09/16/30	285	281,728
4.00%, 01/28/31	400	399,748
4.13%, 10/16/27	200	201,050
4.16%, 01/28/31, (1-day SOFR + 0.50%)(a)	200	200,384
4.38%, 02/15/28	400	404,527
4.50%, 02/15/29	600	612,499
4.62%, 02/03/30, (1-day SOFR + 0.76%)(a)	200	202,082
4.63%, 02/15/27	600	605,121
4.63%, 02/03/28	200	203,180
4.75%, 06/26/27(d)	200	202,556
4.88%, 02/03/30	400	412,664
5.38%, 10/23/28	200	208,064
Korea Electric Power Corp.
4.00%, 06/14/27(d)	200	200,176
4.75%, 02/13/28(d)	400	405,889
Korea Expressway Corp., 5.00%, 05/14/27(d)	200	202,771
Korea Gas Corp.
4.25%, 07/10/30(d)	200	201,070
4.88%, 07/05/28(d)	200	204,188
5.00%, 07/08/29(d)	200	206,469
Korea Housing Finance Corp.
3.88%, 09/17/30(d)	200	197,976
4.13%, 03/12/28(d)	200	201,104
4.63%, 02/24/28(d)	400	406,213
4.88%, 08/27/27(d)	200	203,121
5.13%, 01/21/30(d)	200	207,451

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea Hydro & Nuclear Power Co. Ltd.
4.25%, 07/27/27(d)	$200	$200,689
4.45%, 07/30/30(a)(d)	200	201,014
4.63%, 07/29/29(d)	200	202,708
5.00%, 07/18/28(d)	200	204,522
Korea International Bonds
2.50%, 06/19/29	200	191,899
3.50%, 09/20/28	400	397,466
3.63%, 10/29/30(c)	400	395,726
4.50%, 07/03/29	400	409,051
Korea Land & Housing Corp.
4.25%, 05/28/27(d)	200	200,652
4.25%, 10/22/27(d)	200	200,874
Korea Mine Rehabilitation & Mineral Resources Corp.
5.13%, 05/08/29(d)	200	205,317
5.38%, 05/11/28(d)	200	205,258
Korea National Oil Corp.
2.13%, 04/18/27(d)	200	195,537
3.38%, 03/27/27(d)	200	198,557
4.00%, 09/29/28(d)	200	200,014
4.13%, 09/29/30(d)	200	198,977
4.25%, 09/30/29(d)	200	200,675
4.34%, 09/29/28(a)(d)	200	200,356
4.63%, 03/31/28(d)	200	202,495
4.75%, 03/31/30(d)	200	203,829
4.88%, 04/03/27(d)	200	201,900
4.88%, 04/03/28(d)	200	203,564
4.88%, 04/03/29(d)	200	204,808
		18,020,199
Sri Lanka — 0.0%
Sri Lanka Government International Bonds
3.10%, 01/15/30(a)(d)(j)	303	299,096
4.00%, 04/15/28(d)	354	344,873
		643,969
Supranational — 2.2%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	191,618
3.75%, 10/30/29(d)	400	383,445
African Development Bank
3.50%, 09/18/29	685	680,114
3.88%, 06/12/28	30	30,179
4.00%, 03/18/30	1,000	1,008,478
4.13%, 02/25/27	685	688,306
4.38%, 11/03/27	775	785,177
4.38%, 03/14/28	1,215	1,233,970
African Export-Import Bank (The), 3.99%, 09/21/29(b)	5	4,640
Arab Energy Fund(The)
4.90%, 02/26/30(d)	200	204,500
5.43%, 05/02/29(b)	380	392,726
Asian Development Bank
0.75%, 10/08/30	100	86,947
1.25%, 06/09/28	190	180,041
1.75%, 09/19/29	605	565,301
1.88%, 03/15/29	515	488,290
1.88%, 01/24/30	640	596,548
2.38%, 08/10/27	100	98,250
2.50%, 11/02/27	225	220,960
2.75%, 01/19/28	1,035	1,019,102
Security	Par (000)	Value
Supranational (continued)
3.13%, 08/20/27	$1,050	$1,042,959
3.13%, 09/26/28	270	266,589
3.63%, 08/28/29	1,188	1,185,632
3.75%, 04/25/28	2,756	2,765,469
3.75%, 08/28/30(c)	485	484,039
4.13%, 05/30/30	1,685	1,710,684
4.38%, 01/14/28	1,750	1,776,367
4.38%, 03/06/29	1,259	1,285,455
4.50%, 08/25/28	1,335	1,363,787
5.82%, 06/16/28	185	193,796
6.22%, 08/15/27	310	320,265
6.38%, 10/01/28	40	42,387
Asian Infrastructure Investment Bank(The)
3.75%, 09/14/27	390	390,948
4.00%, 01/18/28	1,295	1,304,930
4.13%, 01/18/29	1,405	1,423,540
4.50%, 01/16/30	860	884,262
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	265	264,501
Corp. Andina de Fomento
2.25%, 02/08/27	235	231,207
4.13%, 01/07/28	650	653,480
5.00%, 01/24/29	715	736,366
5.00%, 01/22/30	825	853,103
6.00%, 04/26/27	1,050	1,077,367
Council of Europe Development Bank
3.63%, 01/26/28	15	15,008
3.75%, 01/14/31	325	323,673
4.13%, 01/24/29	905	916,569
4.50%, 01/15/30	360	369,679
4.63%, 06/11/27	435	440,773
European Bank for Reconstruction & Development
4.13%, 01/25/29	1,315	1,331,663
4.38%, 03/09/28	940	954,245
European Investment Bank
0.63%, 10/21/27	200	190,295
0.88%, 05/17/30	15	13,305
1.38%, 03/15/27	400	390,397
1.63%, 10/09/29	255	237,019
1.75%, 03/15/29	265	250,324
2.38%, 05/24/27	350	344,548
3.25%, 11/15/27	1,405	1,397,577
3.63%, 07/15/30	10	9,931
3.75%, 11/15/29	1,350	1,352,038
3.75%, 03/13/31	195	194,277
3.88%, 03/15/28	3,680	3,702,325
3.88%, 06/15/28	1,115	1,122,463
3.88%, 10/15/30	2,475	2,481,898
4.00%, 02/15/29	2,850	2,879,775
4.38%, 03/19/27	1,025	1,033,770
4.50%, 10/16/28	1,065	1,089,355
4.50%, 03/14/30	2,425	2,495,275
4.75%, 06/15/29	1,595	1,649,479
Inter-American Development Bank
0.63%, 09/16/27	345	329,027
1.13%, 07/20/28	340	320,165
2.25%, 06/18/29	1,160	1,108,018
2.38%, 07/07/27	555	545,697
3.13%, 09/18/28	630	622,188
3.50%, 09/14/29	255	253,361
3.75%, 06/14/30	200	199,986

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.00%, 01/12/28	$3,490	$3,517,234
4.13%, 02/15/29	1,625	1,647,079
4.38%, 02/01/27(c)	370	372,620
4.50%, 02/15/30	2,375	2,442,487
4.80%, 01/22/30	5	5,041
Inter-American Investment Corp.
3.63%, 02/17/27	360	359,419
4.13%, 02/15/28	160	161,306
4.25%, 02/14/29	465	471,802
4.25%, 04/01/30	340	344,995
4.75%, 09/19/28	875	897,609
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,435	1,364,667
0.75%, 08/26/30	1,000	872,665
0.88%, 05/14/30	1,095	971,029
1.13%, 09/13/28	1,455	1,365,562
1.38%, 04/20/28	2,094	1,996,428
1.75%, 10/23/29	790	736,723
2.50%, 11/22/27	720	706,610
3.13%, 06/15/27	2,500	2,484,729
3.50%, 07/12/28	2,285	2,279,216
3.50%, 10/28/30	3,000	2,960,055
3.63%, 05/05/28	20	20,016
3.63%, 09/21/29(c)	360	359,096
3.88%, 10/16/29	1,615	1,624,502
3.88%, 02/14/30	1,830	1,839,513
4.00%, 07/25/30	1,310	1,320,340
4.13%, 03/20/30	3,615	3,666,394
4.63%, 08/01/28	1,715	1,756,262
International Development Association
4.00%, 06/11/30(b)	595	599,127
4.38%, 06/11/29(b)	1,345	1,372,756
4.38%, 11/27/29(b)	1,175	1,200,859
Series GDIF, 0.75%, 06/10/27(d)	430	413,608
International Finance Corp.
0.75%, 08/27/30	50	43,617
3.88%, 07/02/30	1,020	1,022,630
4.25%, 07/02/29	815	829,688
4.50%, 01/21/28	230	234,001
4.50%, 07/13/28	905	923,694
Nordic Investment Bank
3.38%, 09/08/27	200	199,276
3.75%, 05/09/30	300	299,614
3.75%, 01/23/31	500	497,921
4.38%, 03/14/28	1,010	1,025,485
		102,885,503
Suriname — 0.0%
Suriname Government International Bonds, 7.70%, 11/06/30(b)	200	207,226
Sweden — 0.1%
Kommuninvest I Sverige AB, 4.13%, 04/21/27(b)	50	50,217
Svensk Exportkredit AB
2.25%, 03/22/27	75	73,752
3.75%, 09/13/27	465	465,690
3.75%, 07/29/30	750	745,797
4.13%, 06/14/28	485	489,843
4.25%, 02/01/29	385	390,643
		2,215,942
Security	Par (000)	Value
Thailand — 0.0%
Export Import Bank of Thailand, 5.35%, 05/16/29(d)	$200	$206,617
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bonds, 4.50%, 06/26/30(d)	200	192,814
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/30(a)(d)	600	620,792
6.75%, 09/01/30(a)(d)	800	835,293
7.25%, 02/24/27(a)(d)	1,000	1,030,069
8.51%, 01/14/29(a)(d)	800	874,818
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(d)	200	219,690
Turkiye Government International Bonds
5.13%, 02/17/28	400	401,756
5.25%, 03/13/30	600	591,798
5.95%, 01/15/31	400	400,045
6.00%, 03/25/27	1,000	1,018,829
6.13%, 10/24/28	800	821,812
7.63%, 04/26/29	1,000	1,066,097
8.60%, 09/24/27	600	639,038
9.13%, 07/13/30	800	907,011
9.38%, 03/14/29	600	668,139
9.88%, 01/15/28	1,200	1,312,745
11.88%, 01/15/30	400	494,690
Turkiye Ihracat Kredi Bankasi AS
6.38%, 10/03/30(d)	200	200,431
6.38%, 01/15/31(b)	200	199,164
7.50%, 02/06/28(d)	200	209,318
		12,511,535
Ukraine — 0.0%
Ukraine Government International Bonds, 6.00%, 02/01/29(a)(d)(j)	463	359,196
United Arab Emirates — 0.1%
Abu Dhabi Government International Bonds
1.63%, 06/02/28(d)	600	569,447
2.50%, 09/30/29(d)	800	761,392
3.13%, 10/11/27(d)	1,400	1,384,608
3.13%, 04/16/30(d)	1,000	967,650
3.63%, 10/02/28(d)	200	198,787
4.88%, 04/30/29(d)	600	618,461
Dubai DOF Sukuk Ltd.
2.76%, 09/09/30(d)	200	188,227
5.00%, 04/30/29(d)	400	411,864
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	400	390,154
3.23%, 10/23/29(d)	400	375,207
4.23%, 03/14/28(d)	400	393,931
		6,259,728
United Kingdom — 0.0%
Bank of England Euro Note
3.75%, 10/15/30(b)	10	9,961
4.50%, 03/05/27(b)	575	580,173
International Finance Facility for Immunisation Co., 4.13%, 10/29/27(d)	151	151,919
		742,053

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	$267	$268,097
4.38%, 01/23/31	600	606,245
		874,342
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds
5.38%, 02/20/29(d)	200	201,719
7.85%, 10/12/28(d)	200	214,165
		415,884
Total Foreign Government Obligations — 6.6% (Cost: $311,323,396)		316,945,725
Municipal Debt Obligations
California — 0.0%
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A,4.66%, 10/01/27	250	253,393
State of California GO
4.50%, 08/01/29	500	511,078
5.13%, 09/01/29	200	210,375
University of California RB, Series BG, 1.32%, 05/15/27	600	582,349
		1,557,195
Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.71%, 07/01/27(c)	250	242,549
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	276	280,246
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	215	213,568
Total Municipal Debt Obligations — 0.0% (Cost: $2,263,492)		2,293,558
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 3.5%
Federal Home Loan Banks, 3.25%, 06/09/28	1,000	991,661
Federal Home Loan Mortgage Corp.
2.00%, 03/01/36	96	89,134
2.00%, 01/01/37	37	33,981
2.50%, 01/01/30	126	122,849
2.50%, 08/01/31	121	117,496
2.50%, 10/01/31	315	304,823
2.50%, 12/01/31	182	176,430
2.50%, 02/01/32	213	205,951
2.50%, 01/01/33	555	535,319
3.00%, 05/01/29	2,932	2,900,478
3.00%, 05/01/30	118	116,405
3.00%, 06/01/30	8	8,056
3.00%, 07/01/30	94	91,770
3.00%, 12/01/30	131	128,346
3.00%, 05/01/31	53	52,285
3.00%, 06/01/31	36	35,429
3.50%, 05/01/32	31	31,036
3.50%, 09/01/32	23	23,035
3.50%, 07/01/33	62	60,854
3.50%, 06/01/34	296	291,117
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/01/33	$55	$54,866
4.00%, 08/01/40	164	162,326
6.31%, 02/01/45(a)	4	4,191
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K077, Class A2, 3.85%, 05/25/28(a)	804	804,085
Series K094, Class A2, 2.90%, 06/25/29	3,000	2,907,658
Series K098, Class A2, 2.43%, 08/25/29	5,000	4,761,389
Series K128, Class A2, 2.02%, 03/25/31	500	454,274
Series K-1512, Class A2, 2.99%, 05/25/31	460	436,834
Series K-1512, Class A3, 3.06%, 04/25/34	450	408,398
Series K154, Class A2, 3.42%, 04/25/32	1,300	1,278,001
Series K739, Class A2, 1.34%, 09/25/27	1,957	1,893,907
Federal National Mortgage Association
2.50%, 02/17/41(n)	1,000	944,191
4.00%, 02/17/41(n)	10,829	10,680,374
5.00%, 02/17/41(n)	178	179,998
6.33%, 12/01/44(a)	5	5,087
6.59%, 04/01/44(a)	18	18,225
Series 2016-M3, Class A2, 2.70%, 02/25/26	782	782,440
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	1,572	1,432,561
1.50%, 03/01/36	1,714	1,554,914
1.50%, 10/01/36	1,709	1,550,145
1.50%, 11/01/36	1,420	1,285,741
1.50%, 02/01/37	9,738	8,808,236
1.50%, 03/01/37	6,994	6,315,926
1.50%, 08/01/37(a)	1,224	1,106,869
2.00%, 10/01/35	6,631	6,171,453
2.00%, 11/01/35	2,099	1,957,176
2.00%, 12/01/35	4,490	4,172,144
2.00%, 02/01/36	13,722	12,757,569
2.00%, 03/01/36	5,005	4,647,993
2.00%, 04/01/36	1,894	1,755,853
2.00%, 05/01/36	8,649	8,033,780
2.00%, 06/01/36	727	673,393
2.00%, 07/01/36	5,007	4,642,966
2.00%, 08/01/36	538	499,229
2.00%, 10/01/36	1,183	1,095,358
2.00%, 11/01/36	3,671	3,396,991
2.00%, 11/01/36(a)	1,883	1,744,227
2.00%, 12/01/36(a)	5,364	4,963,649
2.00%, 12/01/36	2,220	2,054,969
2.00%, 01/01/37	5,473	5,067,978
2.00%, 02/01/37	3,392	3,139,252
2.00%, 02/17/41(n)	1,850	1,708,629
2.50%, 07/01/28	114	112,340
2.50%, 12/01/29(a)	22	21,958
2.50%, 03/01/30	24	23,519
2.50%, 07/01/30	26	25,307
2.50%, 08/01/30	88	86,111
2.50%, 12/01/30	14	13,260
2.50%, 01/01/31	12	11,953
2.50%, 05/01/31	265	257,617
2.50%, 08/01/31	353	342,487
2.50%, 09/01/31	293	283,896
2.50%, 10/01/31	892	863,922
2.50%, 10/01/31(a)	279	273,829
2.50%, 12/01/31	436	422,031
2.50%, 01/01/32	915	885,800
2.50%, 02/01/32(a)	350	339,517

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 03/01/32	$358	$345,746
2.50%, 04/01/32(a)	438	423,225
2.50%, 04/01/32	1,918	1,859,345
2.50%, 07/01/32	2,417	2,345,563
2.50%, 10/01/32	48	46,665
2.50%, 01/01/33(a)	410	397,233
2.50%, 07/01/35	4,246	4,045,604
2.50%, 10/01/35	461	438,057
2.50%, 03/01/36	1,025	973,271
2.50%, 05/01/36	6,667	6,316,035
2.50%, 06/01/36	168	159,545
2.50%, 07/01/36	415	392,191
2.50%, 08/01/36	2,223	2,105,284
2.50%, 04/01/37	1,292	1,220,514
2.50%, 05/01/37	376	354,683
3.00%, 10/01/27	8	8,224
3.00%, 10/01/28	42	41,061
3.00%, 11/01/28	46	45,576
3.00%, 03/01/30(a)	317	314,768
3.00%, 03/01/30	706	696,583
3.00%, 04/01/30	30	29,966
3.00%, 07/01/30	21	20,897
3.00%, 08/01/30	74	73,192
3.00%, 09/01/30	107	105,329
3.00%, 10/01/30	58	56,659
3.00%, 11/01/30	13	13,222
3.00%, 12/01/30	53	52,429
3.00%, 01/01/31(a)	638	628,361
3.00%, 02/01/31	327	321,983
3.00%, 03/01/31	73	71,549
3.00%, 04/01/31	38	37,076
3.00%, 06/01/31(a)	228	223,253
3.00%, 09/01/31	71	69,297
3.00%, 10/01/31	12	11,638
3.00%, 01/01/32	24	23,106
3.00%, 01/01/32(a)	201	197,057
3.00%, 02/01/32	45	44,259
3.00%, 02/01/32(a)	438	429,177
3.00%, 03/01/32(a)	75	73,134
3.00%, 06/01/32	241	236,669
3.00%, 11/01/32	257	251,374
3.00%, 12/01/32	421	410,658
3.00%, 10/01/33	318	309,610
3.00%, 07/01/34	132	127,929
3.00%, 09/01/34	1,607	1,558,454
3.00%, 11/01/34(a)	258	249,983
3.00%, 07/01/37	597	576,571
3.50%, 01/01/27(a)	1	811
3.50%, 12/01/29(a)	5	4,470
3.50%, 07/01/30(a)	43	42,581
3.50%, 10/01/30	5	5,060
3.50%, 10/01/30(a)	14	13,771
3.50%, 11/01/30	3	3,238
3.50%, 03/01/31	41	40,370
3.50%, 06/01/31(a)	54	53,105
3.50%, 01/01/32(a)	35	35,031
3.50%, 05/01/32	57	55,849
3.50%, 06/01/32(a)	77	76,266
3.50%, 07/01/32	21	20,677
3.50%, 08/01/32	17	16,979
3.50%, 09/01/32(a)	94	92,786
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/01/32	$18	$17,397
3.50%, 11/01/32	11	11,299
3.50%, 03/01/33	201	198,298
3.50%, 04/01/33	242	238,585
3.50%, 05/01/33	154	152,158
3.50%, 06/01/33	291	286,209
3.50%, 02/01/34	2,149	2,117,466
3.50%, 07/01/34	94	93,341
3.50%, 08/01/34	309	302,997
3.50%, 01/01/35(a)	244	239,583
4.00%, 07/01/29	1	684
4.00%, 07/01/32(a)	7	6,894
4.00%, 05/01/33	117	116,931
4.00%, 06/01/33	57	57,180
4.00%, 07/01/33	37	36,775
4.00%, 12/01/33(a)	6	5,788
4.00%, 08/01/37	146	145,086
4.00%, 09/01/37	193	191,573
4.00%, 11/01/37	283	280,095
4.00%, 02/01/38	960	950,836
4.00%, 05/01/38	128	126,992
4.00%, 11/01/38	78	77,418
4.00%, 11/01/39	547	540,478
4.00%, 12/01/39	3,391	3,348,648
4.50%, 02/15/40(n)	112	112,094
		165,441,051
U.S. Government Obligations — 51.6%
U.S. Treasury Note/Bond
0.38%, 09/30/27	17,100	16,239,656
0.50%, 04/30/27	18,000	17,343,281
0.50%, 05/31/27	14,000	13,455,313
0.50%, 06/30/27	9,570	9,174,490
0.50%, 08/31/27	10,600	10,111,406
0.50%, 10/31/27	23,100	21,929,660
0.63%, 11/30/27	23,800	22,587,688
0.63%, 12/31/27	14,469	13,697,508
0.75%, 01/31/28	27,543	26,076,550
1.00%, 07/31/28	15,000	14,087,109
1.13%, 02/28/27	6,400	6,238,250
1.13%, 02/29/28	20,000	19,039,063
1.13%, 08/31/28	19,000	17,860,000
1.25%, 03/31/28	20,000	19,051,563
1.25%, 04/30/28	6,684	6,354,500
1.25%, 05/31/28	7,129	6,763,639
1.25%, 06/30/28	7,832	7,416,537
1.25%, 09/30/28	10,000	9,411,719
1.38%, 10/31/28	10,000	9,425,000
1.38%, 12/31/28	24,000	22,535,625
1.50%, 11/30/28	12,000	11,328,750
1.75%, 01/31/29	24,754	23,454,415
1.88%, 02/28/27	20,000	19,651,563
1.88%, 02/28/29	5,000	4,748,047
2.25%, 08/15/27	20,350	19,965,258
2.25%, 11/15/27	20,900	20,437,914
2.38%, 05/15/27	21,450	21,138,305
2.38%, 03/31/29	20,000	19,253,125
2.50%, 03/31/27	24,048	23,761,491
2.63%, 05/31/27	2,000	1,976,328
2.63%, 07/31/29	29,479	28,484,084
2.75%, 04/30/27	21,800	21,593,070
2.75%, 07/31/27	21,440	21,198,800

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.75%, 02/15/28	$20,000	$19,689,063
2.75%, 05/31/29	21,997	21,383,490
2.88%, 05/15/28	25,000	24,626,953
2.88%, 08/15/28	22,000	21,628,750
2.88%, 04/30/29	25,000	24,419,922
3.13%, 08/31/27	18,447	18,332,427
3.13%, 11/15/28	22,000	21,728,438
3.13%, 08/31/29	31,950	31,360,922
3.25%, 06/30/27	20,000	19,924,219
3.25%, 06/30/29	20,000	19,742,188
3.38%, 09/15/27	12,586	12,554,535
3.38%, 11/30/27	36,896	36,792,230
3.38%, 12/31/27	16,429	16,381,510
3.38%, 09/15/28	7,692	7,652,338
3.50%, 09/30/27	16,205	16,196,138
3.50%, 10/31/27	15,089	15,078,980
3.50%, 01/31/28	14,701	14,691,238
3.50%, 04/30/28	18,422	18,397,533
3.50%, 10/15/28	7,278	7,260,942
3.50%, 11/15/28	9,456	9,431,621
3.50%, 12/15/28	3,561	3,551,541
3.50%, 01/15/29	10,514	10,483,608
3.50%, 09/30/29	25,905	25,741,070
3.50%, 11/30/30	44,173	43,607,033
3.63%, 08/31/27	9,842	9,855,071
3.63%, 03/31/28	4,043	4,049,317
3.63%, 05/31/28	4,159	4,164,524
3.63%, 08/15/28	7,278	7,287,666
3.63%, 08/31/29	8,804	8,787,493
3.63%, 03/31/30	2,620	2,608,742
3.63%, 08/31/30	41,367	41,101,993
3.63%, 09/30/30	47,003	46,690,871
3.63%, 10/31/30	53,503	53,126,807
3.63%, 12/31/30	32,165	31,911,198
3.75%, 04/30/27	34,780	34,871,026
3.75%, 06/30/27	12,103	12,139,404
3.75%, 08/15/27	23,574	23,650,431
3.75%, 04/15/28	7,249	7,278,449
3.75%, 05/15/28	6,540	6,567,080
3.75%, 12/31/28	17,578	17,648,037
3.75%, 05/31/30	25,990	25,990,000
3.88%, 03/31/27	25,660	25,754,220
3.88%, 05/31/27	28,683	28,806,247
3.88%, 07/31/27	12,898	12,961,986
3.88%, 10/15/27	6,732	6,769,342
3.88%, 11/30/27	19,180	19,293,132
3.88%, 12/31/27	19,760	19,882,728
3.88%, 03/15/28	15,320	15,422,931
3.88%, 06/15/28	12,253	12,340,111
3.88%, 07/15/28	8,001	8,057,882
3.88%, 09/30/29	29,108	29,294,473
3.88%, 11/30/29	18,700	18,812,492
3.88%, 12/31/29	20,000	20,118,750
3.88%, 04/30/30	25,129	25,260,535
3.88%, 06/30/30	32,057	32,209,772
3.88%, 07/31/30	26,785	26,908,462
4.00%, 12/15/27	22,445	22,631,749
4.00%, 02/29/28	11,066	11,164,557
4.00%, 06/30/28	16,000	16,162,500
4.00%, 01/31/29	23,882	24,143,209
4.00%, 07/31/29	41,143	41,593,002
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 10/31/29	$20,000	$20,207,813
4.00%, 02/28/30	46,928	47,408,279
4.00%, 03/31/30	30,177	30,478,770
4.00%, 05/31/30	39,213	39,602,067
4.00%, 07/31/30	18,600	18,781,641
4.00%, 01/31/31	15,700	15,832,469
4.13%, 02/15/27	14,809	14,894,036
4.13%, 02/28/27	8,844	8,896,857
4.13%, 09/30/27	9,000	9,084,727
4.13%, 10/31/27	15,200	15,348,438
4.13%, 11/15/27(c)	10,912	11,020,694
4.13%, 07/31/28	19,518	19,777,223
4.13%, 03/31/29	30,000	30,440,625
4.13%, 10/31/29	38,238	38,802,608
4.13%, 11/30/29	9,270	9,406,877
4.13%, 08/31/30	16,024	16,254,345
4.25%, 03/15/27	23,921	24,101,342
4.25%, 01/15/28	25,006	25,336,157
4.25%, 02/15/28	14,839	15,041,877
4.25%, 02/28/29	27,780	28,283,512
4.25%, 06/30/29	33,148	33,772,115
4.25%, 01/31/30	32,072	32,700,912
4.38%, 07/15/27	14,201	14,369,082
4.38%, 08/31/28	14,382	14,658,404
4.38%, 11/30/28	9,362	9,554,360
4.38%, 12/31/29	20,622	21,116,606
4.38%, 11/30/30	17,110	17,541,760
4.50%, 04/15/27	7,569	7,653,264
4.50%, 05/15/27	27,461	27,786,027
4.50%, 05/31/29	33,094	33,967,888
4.63%, 06/15/27	13,540	13,734,638
4.63%, 09/30/28	19,392	19,899,525
4.63%, 04/30/29	15,000	15,448,828
4.88%, 10/31/28	17,732	18,317,987
		2,461,284,338
Total U.S. Government & Agency Obligations — 55.1% (Cost: $2,620,582,160)		2,626,725,389
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(c)(f)	6,956	41,388
Commercial Services & Supplies — 0.0%
MYT Holding LLC, NVS	1	—
Financial Services — 0.0%
HoldCo.(f)	16,280	—
Yeoman Capital SA, NVS(f)	10,527	92,027
		92,027
Health Care Technology — 0.0%
Quincy Health LLC(f)	978	—
Metals & Mining — 0.0%
Foresight Energy LLC(f)	112	—
Total Common Stocks — 0.0% (Cost $1,139,843)		133,415

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Financial Services — 0.0%
HoldCo. Preference Shares(f)	104	$—
Total Preferred Stocks — 0.0% (Cost $98)		—
Total Long-Term Investments — 98.2% (Cost: $4,648,228,328)		4,682,491,163
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(o)(p)	33,552,064	33,568,840
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(o)(p)(q)	44,963,090	44,963,090
Total Short-Term Securities — 1.7% (Cost: $78,530,906)		78,531,930
Total Investments — 99.9% (Cost: $4,726,759,234)		4,761,023,093
Other Assets Less Liabilities — 0.1%		6,241,590
Net Assets — 100.0%		$4,767,264,683

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Zero-coupon bond.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	U.S. dollar denominated security issued by foreign domiciled entity.
(n)	Represents or includes a TBA transaction.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,038,139	$—	$(11,469,222)(a)	$(78)	$1	$33,568,840	33,552,064	$374,119	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,116,359	20,846,731 (a)	—	—	—	44,963,090	44,963,090	62,464 (b)	—
				$(78)	$1	$78,531,930		$436,583	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core 1-5 Year USD Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$36,388,754	$—	$36,388,754
Collateralized Mortgage Obligations	—	81,083,206	—	81,083,206
Corporate Bonds & Notes	—	1,618,625,916	32,969	1,618,658,885
Floating Rate Loan Interests	—	262,231	—	262,231
Foreign Government Obligations	—	316,945,725	—	316,945,725
Municipal Debt Obligations	—	2,293,558	—	2,293,558
U.S. Government & Agency Obligations	—	2,626,725,389	—	2,626,725,389
Common Stocks	—	—	133,415	133,415
Preferred Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	78,531,930	—	—	78,531,930
	$78,531,930	$4,682,324,779	$166,384	$4,761,023,093

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
DIP	Debtor-In-Possession
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company

NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate